UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number: 811-05398

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2006

                     Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
BALANCED SHARES PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--61.1%
FINANCE--16.3%
BANKING - MONEY CENTER--4.1%
JPMorgan Chase & Co.                                      128,020    $ 5,330,753
The Goldman Sachs Group, Inc.                              11,600      1,820,736
Wachovia Corp.                                             30,700      1,720,735
                                                                     -----------
                                                                       8,872,224
                                                                     -----------
BANKING - REGIONAL--2.0%
Bank of America Corp.                                      82,000      3,734,280
Northern Trust Corp.                                       12,900        677,250
                                                                     -----------
                                                                       4,411,530
                                                                     -----------
BROKERAGE & MONEY MANAGEMENT--0.8%
Merrill Lynch & Co., Inc.                                  21,100      1,661,836
                                                                     -----------
INSURANCE--4.4%
ACE Ltd.                                                   49,000      2,548,490
American International Group, Inc.                         82,000      5,419,380
Axis Capital Holdings Ltd.                                 52,700      1,575,730
                                                                     -----------
                                                                       9,543,600
                                                                     -----------
MORTGAGE BANKING--2.0%
Fannie Mae                                                 82,700      4,250,780
                                                                     -----------
MISCELLANEOUS--3.0%
Citigroup, Inc.                                           136,400      6,442,172
                                                                     -----------
                                                                      35,182,142
                                                                     -----------
CONSUMER SERVICES--9.6%
BROADCASTING & CABLE--5.5%
CBS Corp. Cl. B                                            49,000      1,175,020
Comcast Corp. Cl. A (a)                                    44,950      1,175,892
Comcast Corp. Special Cl. A (a)                            21,200        553,744
News Corp. Cl. A                                          171,300      2,845,293
Time Warner, Inc.                                         228,400      3,834,836
Viacom, Inc. Cl. B (a)                                     49,000      1,901,200
Westwood One, Inc.                                         32,200        355,488
                                                                     -----------
                                                                      11,841,473
                                                                     -----------
RESTAURANT & LODGING--1.4%
Hilton Hotels Corp.                                        49,000      1,247,540
McDonald's Corp.                                           52,600      1,807,336
                                                                     -----------
                                                                       3,054,876
                                                                     -----------
RETAIL - GENERAL MERCHANDISE--2.7%
Lowe's Cos., Inc.                                           9,900        637,956
The Gap, Inc.                                              14,000        261,520
The Home Depot, Inc.                                      114,800      4,856,040
                                                                     -----------
                                                                       5,755,516
                                                                     -----------
                                                                      20,651,865
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

TECHNOLOGY--7.6%
COMMUNICATION EQUIPMENT--0.7%
Juniper Networks, Inc. (a)                                 23,500    $   449,320
Motorola, Inc.                                             43,400        994,294
                                                                     -----------
                                                                       1,443,614
                                                                     -----------
COMPUTER HARDWARE/ STORAGE--2.8%
EMC Corp. (a)                                             150,000      2,044,500
International Business Machines Corp. (IBM)                49,800      4,107,006
                                                                     -----------
                                                                       6,151,506
                                                                     -----------
COMPUTER SERVICES--0.7%
Fiserv, Inc. (a)                                           34,300      1,459,465
                                                                     -----------
SEMICONDUCTOR CAPITAL EQUIPMENT--0.6%
Applied Materials, Inc.                                    38,000        665,380
KLA-Tencor Corp.                                           13,200        638,352
                                                                     -----------
                                                                       1,303,732
                                                                     -----------
SOFTWARE--2.8%
BEA Systems, Inc. (a)                                      23,400        307,242
Microsoft Corp.                                           167,400      4,554,954
Oracle Corp. (a)                                           87,700      1,200,613
                                                                     -----------
                                                                       6,062,809
                                                                     -----------
                                                                      16,421,126
                                                                     -----------
ENERGY--6.1%
DOMESTIC PRODUCERS--1.0%
Noble Energy, Inc.                                         46,600      2,046,672
                                                                     -----------
INTERNATIONAL--2.5%
ChevronTexaco Corp.                                        45,500      2,637,635
Exxon Mobil Corp.                                          46,300      2,817,818
                                                                     -----------
                                                                       5,455,453
                                                                     -----------
OIL SERVICE--1.6%
Baker Hughes, Inc.                                         19,400      1,326,960
GlobalSantaFe Corp.                                         5,000        303,750
Nabors Industries Ltd. (a)                                 25,300      1,810,974
                                                                     -----------
                                                                       3,441,684
                                                                     -----------
MISCELLANEOUS--1.0%
ConocoPhillips                                             33,900      2,140,785
                                                                     -----------
                                                                      13,084,594
                                                                     -----------
CONSUMER STAPLES--4.9%
HOUSEHOLD PRODUCTS--1.7%
Colgate-Palmolive Co.                                      27,100      1,547,410
The Procter & Gamble Co.                                   38,100      2,195,322
                                                                     -----------
                                                                       3,742,732
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

TOBACCO--1.7%
Altria Group, Inc.                                         35,700    $ 2,529,702
Reynolds American, Inc.                                     9,800      1,033,900
                                                                     -----------
                                                                       3,563,602
                                                                     -----------
MISCELLANEOUS--1.5%
Fortune Brands, Inc.                                       40,700      3,281,641
                                                                     -----------
                                                                      10,587,975
                                                                     -----------
CAPITAL GOODS--4.8%
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                                       25,800      2,157,654
                                                                     -----------
MISCELLANEOUS--3.8%
General Electric Co.                                      108,800      3,784,064
Illinois Tool Works, Inc.                                   7,900        760,849
United Technologies Corp.                                  63,100      3,657,907
                                                                     -----------
                                                                       8,202,820
                                                                     -----------
                                                                      10,360,474
                                                                     -----------
HEALTH CARE--3.7%
DRUGS--1.4%
Forest Laboratories, Inc. (a)                              11,400        508,782
Lilly Eli & Co.                                            29,000      1,603,700
Pfizer, Inc.                                               33,900        844,788
                                                                     -----------
                                                                       2,957,270
                                                                     -----------
MEDICAL SERVICES--2.3%
Health Management Associates, Inc.                         29,000        625,530
UnitedHealth Group, Inc.                                   11,800        659,148
WellPoint, Inc. (a)                                        47,600      3,685,668
                                                                     -----------
                                                                       4,970,346
                                                                     -----------
                                                                       7,927,616
                                                                     -----------
UTILITIES--3.5%
ELECTRIC & GAS UTILITY--0.5%
FirstEnergy Corp.                                          22,500      1,100,250
                                                                     -----------
TELEPHONE UTILITY--3.0%
AT&T, Inc.                                                104,600      2,828,384
BellSouth Corp.                                            51,100      1,770,615
Verizon Communications, Inc.                               55,200      1,880,112
                                                                     -----------
                                                                       6,479,111
                                                                     -----------
                                                                       7,579,361
                                                                     -----------
TRANSPORTATION--2.4%
AIR FREIGHT--1.6%
United Parcel Service, Inc.                                42,600      3,381,588
                                                                     -----------
RAILROAD--0.8%
Union Pacific Corp.                                        18,900      1,764,315
                                                                     -----------
                                                                       5,145,903
                                                                     -----------

                                                        Shares or
                                                        Principal
                                                        Amount
Company                                                 (000)       U.S. $ Value
--------------------------------------------------------------------------------

BASIC INDUSTRY--2.1%
CHEMICALS--1.8%
Air Products & Chemicals, Inc.                             57,000   $  3,829,830
                                                                    ------------
MINING & METALS--0.3%
Alcoa, Inc.                                                21,000        641,760
                                                                    ------------
                                                                       4,471,590
                                                                    ------------
CONSUMER MANUFACTURING--0.1%
BUILDING & RELATED--0.1%
Pulte Homes, Inc.                                           6,500        249,730
                                                                    ------------
Total Common Stocks
   (cost $111,591,916)                                               131,662,376
                                                                    ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS--18.5%
Federal National Mortgage Assoc.
   5.00%, 4/15/15                                         $   150        148,473
   6.625%, 10/15/07                                         2,250      2,299,716
U.S. Treasury Bonds
   4.25%, 8/15/15                                             100         95,262
   5.375%, 2/15/31                                          4,795      5,047,485
   6.875%, 8/15/25                                            250        305,176
   8.125%, 8/15/21                                             35         46,320
   11.25%, 2/15/15                                          1,000      1,451,953
U.S. Treasury Notes
   1.625%, 1/15/15 (TIPS)                                     514        485,010
   2.75%, 6/30/06                                           4,300      4,280,181
   3.00%, 11/15/07-2/15/09                                  2,680      2,579,439
   3.125%, 4/15/09                                            950        904,875
   3.625%, 5/15/13                                          2,370      2,196,324
   3.875%, 5/15/10                                            150        144,680
   4.00%, 4/15/10-11/15/12                                  1,280      1,220,093
   4.125%, 5/15/15                                          1,309      1,236,954
   4.25%, 8/15/13-8/15/14                                   1,485      1,425,015
   4.625%, 5/15/06                                          4,625      4,624,278
   5.00%, 2/15/11                                             590        594,794
   5.625%, 5/15/08                                          2,165      2,198,913
   5.75%, 8/15/10                                             965      1,000,169
   6.00%, 8/15/09                                              30         31,084
   6.125%, 8/15/07                                            100        101,641
   6.25%, 2/15/07                                           4,600      4,651,749
   6.875%, 5/15/06                                          2,750      2,756,661
                                                                    ------------
Total U.S. Government & Government Sponsored Agency
   Obligations
   (cost $40,362,449)                                                 39,826,245
                                                                    ------------
CORPORATE DEBT OBLIGATIONS--12.8%
AEROSPACE/DEFENSE--0.1%
Raytheon Co.
   4.85%, 1/15/11                                             200        194,327
                                                                    ------------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

AUTOMOTIVE--0.6%
DaimlerChrysler NA Holding Corp.
   4.875%, 6/15/10                                            675     $  650,533
Ford Motor Credit Co.
   4.95%, 1/15/08                                             750        698,909
                                                                      ----------
                                                                       1,349,442
                                                                      ----------
BANKING--2.3%
Barclays Bank Plc
   8.55%, 9/29/49 (b)(c)                                       50         56,256
Chuo Mitsui Trust & Banking Co. Ltd.
   5.506%, 12/15/49 (b)(c)                                    300        284,723
Dresdner Funding Trust I
   8.151%, 6/30/31 (b)                                        295        344,168
HBOS Plc
   5.375%, 11/29/49 (b)(c)                                    250        241,446
HSBC Bank USA
   5.875%, 11/01/34                                           560        540,093
Mizuho JGB Investment LLC
   9.87%, 12/29/49 (b)(c)                                     500        542,839
Northern Rock Plc
   5.60%, 4/30/49 (b)(c)                                      445        433,669
Regency Centers LP
   5.25%, 8/01/15                                             300        285,729
Royal Bank of Scotland Group Plc
   7.648%, 8/29/49 (c)                                        250        287,823
Sanwa Bank Ltd.
   7.40%, 6/15/11                                             200        215,574
SB Treasury Company  LLC
   9.40%, 12/29/49 (b)(c)                                     417        448,674
Sovereign Bancorp, Inc.
   4.80%, 9/01/10 (b)                                         200        193,169
Sumitomo Mitsui Banking Corp.
   5.625%, 7/15/49 (b)(c)                                     135        130,961
UBS Preferred Funding Trust II
   7.247%, 6/26/49 (c)                                        250        267,213
UFJ Finance Aruba AEC
   6.75%, 7/15/13                                             200        211,943
Unicredito Italiano Capital Trust
   9.20%, 10/29/49 (b)(c)                                     330        373,662
Wachovia Capital Trust III
   5.80%, 8/29/49 (c)                                         130        127,722
                                                                      ----------
                                                                       4,985,664
                                                                      ----------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

BROADCASTING/MEDIA--0.6%
BSKYB Finance Ltd. (UK Plc)
   5.625%, 10/15/15 (b)                                       120     $  115,656
News America Holdings
   8.25%, 10/17/96                                             60         66,432
   9.25%, 2/01/13                                             100        117,927
News America, Inc.
   5.30%, 12/15/14                                            100         96,193
Time Warner, Inc.
   6.875%, 5/01/12                                            175        183,483
   8.375%, 3/15/23                                            400        452,251
WPP Finance UK Corp.
   5.875%, 6/15/14                                            250        246,863
                                                                      ----------
                                                                       1,278,805
                                                                      ----------
BUILDING/REAL ESTATE--0.4%
CRH America, Inc.
   6.95%, 3/15/12                                             250        264,790
EOP Operating LP
   7.875%, 7/15/31                                            200        226,017
iStar Financial, Inc.
   5.70%, 3/01/14                                             200        195,038
iStar Financial, Inc.
   6.00%, 12/15/10                                            200        201,277
                                                                      ----------
                                                                         887,122
                                                                      ----------
CABLE--0.2%
British Sky Broadcasting Plc
   8.20%, 7/15/09                                             100        107,501
Continental Cablevision, Inc.
   9.00%, 9/01/08                                             200        214,879
                                                                      ----------
                                                                         322,380
                                                                      ----------
CHEMICALS--0.2%
Eastman Chemical
   7.25%, 1/15/24                                             175        183,397
Lubrizol Corp.
   5.50%, 10/01/14                                            275        266,310
                                                                      ----------
                                                                         449,707
                                                                      ----------
COMMUNICATIONS--0.5%
AT&T Corp.
   9.05%, 11/15/11                                            250        270,252
GTE Northwest, Inc.
   Series D
   5.55%, 10/15/08                                            200        198,720
Qwest Corp.
   7.875%, 9/01/11                                            200        213,500
Sprint Capital Corp.
   6.875%, 11/15/28                                           450        464,281
                                                                      ----------
                                                                       1,146,753
                                                                      ----------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

COMMUNICATIONS - MOBILE--0.5%
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                             325     $  411,628
Mobile Telesystems Finance, SA
   9.75%, 1/30/08                                             230        241,799
Nextel Communications, Inc.
   5.95%, 3/15/14                                             290        287,107
TELUS Corp.
   7.50%, 6/01/07                                             100        102,260
   8.00%, 6/01/11                                             100        110,298
                                                                      ----------
                                                                       1,153,092
                                                                      ----------
CONGLOMERATE/MISCELLANEOUS--0.2%
Cendant Corp.
   6.25%, 1/15/08                                             250        252,922
Hutchison Whampoa International Ltd.
   7.45%, 11/24/33 (b)                                        100        109,076
                                                                      ----------
                                                                         361,998
                                                                      ----------
CONTAINERS--0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                            200        194,428
                                                                      ----------
ENERGY--0.6%
Amerada Hess Corp.
   7.30%, 8/15/31                                             350        389,692
Devon Financing Corp.
   7.875%, 9/30/31                                            300        362,182
Enterprise Products Operating LP
   Series D
   5.60%, 10/15/14                                            150        145,454
Valero Energy Corp.
   4.75%, 6/15/13                                             300        282,663
XTO Energy, Inc.
   7.50%, 4/15/12                                             100        109,176
                                                                      ----------
                                                                       1,289,167
                                                                      ----------
FINANCIAL--1.9%
Capital One Bank
   6.50%, 6/13/13                                             400        416,230
Countrywide Home Loan, Inc.
   4.25%, 12/19/07                                            250        245,303
General Electric Capital Corp.
   5.00%, 6/15/07                                             500        498,693
   5.875%, 2/15/12                                            500        510,807
Household Finance Corp.
   5.75%, 1/30/07                                             200        200,837
   7.875%, 3/01/07                                            150        153,279

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10                                            150     $  163,829
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09                                             500        508,923
Rabobank Capital Fund II
   5.26%, 12/29/49 (b)(c)                                     230        221,072
Resona Preferred Global Securities Ltd.
   7.191%, 12/30/49 (b)(c)                                    413        430,927
The Goldman Sachs Group, Inc.
   6.60%, 1/15/12                                             500        524,197
   6.65%, 5/15/09                                             200        207,218
                                                                      ----------
                                                                       4,081,315
                                                                      ----------
FOOD/BEVERAGE--0.4%
Imperial Tobacco
   7.125%, 4/01/09                                            170        176,899
Kellogg Co. Cl. B
   6.60%, 4/01/11                                             300        313,694
Kraft Foods, Inc.
   5.25%, 10/01/13                                            300        292,129
                                                                      ----------
                                                                         782,722
                                                                      ----------
HEALTH CARE--0.4%
UnitedHealth Group
   5.25%, 3/15/11                                             200        198,356
WellPoint, Inc.
   5.25%, 1/15/16                                             150        144,651
Wyeth
   6.50%, 2/01/34                                             525        548,561
                                                                      ----------
                                                                         891,568
                                                                      ----------
INDUSTRIAL--0.2%
Inco Ltd.
   7.75%, 5/15/12                                             200        216,911
Tyco International Group, SA
   6.00%, 11/15/13                                            115        115,522
Waste Management, Inc.
   6.375%, 11/15/12                                           175        181,747
                                                                      ----------
                                                                         514,180
                                                                      ----------
INSURANCE--0.7%
American Reinsurance
   7.45%, 12/15/26                                            140        153,273
Loews Corp.
   6.75%, 12/15/06                                            100        100,633
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33 (b)(c)                                     400        386,348
North Front Pass Through Trust
   5.81%, 12/15/24 (b)(c)                                     500        485,947

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

The Hartford Financial Services, Inc.
   6.375%, 11/01/08                                           125     $  127,771
Zurich Capital Trust
   8.376%, 6/01/37 (b)                                        200        213,951
                                                                      ----------
                                                                       1,467,923
                                                                      ----------
INSURANCE CARRIERS--0.4%
Liberty Mutual Group
   5.75%, 3/15/14 (b)                                         350        340,230
Royal Sun & Alliance Insurance
   8.95%, 10/15/29                                            442        558,928
                                                                      ----------
                                                                         899,158
                                                                      ----------
METALS/MINING--0.1%
Ispat Inland ULC
   9.75%, 4/01/14                                             100        113,125
                                                                      ----------
MUNICIPAL OBLIGATION--0.2%
Dallas-Fort Worth Texas International Airport Facility
   7.07%, 11/01/24                                            400        422,796
                                                                      ----------
NON-AIR TRANSPORTATION--0.2%
CSX Corp.
   5.50%, 8/01/13                                             100         99,181
   6.75%, 3/15/11                                             250        262,587
                                                                      ----------
                                                                         361,768
                                                                      ----------
PETROLEUM PRODUCTS--0.1%
Petronas Capital Ltd.
   7.00%, 5/22/12 (b)                                         150        160,695
                                                                      ----------
PUBLIC UTILITIES - ELECTRIC & GAS--1.4%
American Electric Power Co., Inc.
   Series C
   5.375%, 3/15/10                                            250        247,886
CenterPoint Energy Resources Corp.
   Series B
   7.875%, 4/01/13                                            450        501,331
Consumers Energy Co.
   Series B
   5.375%, 4/15/13                                            150        146,343
FirstEnergy Corp.
   Series C
   7.375%, 11/15/31                                           500        555,386
NiSource Finance Corp.
   7.875%, 11/15/10                                           250        271,177
Progress Energy, Inc.
   5.85%, 10/30/08                                            350        352,832
Texas East Transmission LP
   7.30%, 12/01/10                                            350        372,726
TXU Australia LP
   6.150%, 11/15/13 (b)                                       250        256,975
Xcel Energy, Inc.
   7.00%, 12/01/10                                            175        184,419
Yorkshire Power
   Series B
   6.496%, 2/25/08                                            200        202,990
                                                                      ----------
                                                                       3,092,065
                                                                      ----------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
PUBLISHING--0.17%
R.H. Donnelley Corp.
   8.875%, 1/15/16 (b)                                        225    $   234,000
                                                                     -----------
SUPERMARKET/DRUG--0.3%
Safeway, Inc.
   4.95%, 8/16/10                                             400        387,905
   5.80%, 8/15/12                                             310        308,813
                                                                     -----------
                                                                         696,718
                                                                     -----------
TECHNOLOGY--0.1%
Cisco Systems, Inc.
   5.25%, 2/22/11                                             140        138,806
Motorola, Inc.
   7.625%, 11/15/10                                            64         69,804
                                                                     -----------
                                                                         208,610
                                                                     -----------
Total Corporate Debt Obligations
   (cost $27,757,609)                                                 27,539,528
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES--6.0%
Banc of America Commercial Mortgage Inc.
   Series 2005-1 Cl. A3
   4.877%, 11/10/42                                         2,000      1,964,000
Bear Stearns Commercial Mortgage Security
   Series 2005-PWR9 Cl. A4A
   4.871%, 9/11/42                                          2,000      1,896,874
CS First Boston Mortgage Securities Corp.
   Series 2004-C5 Cl. A2
   4.183%, 11/15/37                                         2,000      1,920,460
Greenwich Capital Commercial Funding Corp.
   Series 2005-GG3 Cl. A4
   4.799%, 8/10/42(c)                                         900        852,312
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2005-LDP3 Cl. A2
   4.851%, 8/15/42                                          1,500      1,466,400
LB-UBS Commercial Mortgage Trust
   Series 2006-C1 Cl. A4
   5.156%, 2/15/31                                          2,500      2,422,750
Morgan Stanley Capital I
   Series 2004-T13 Cl.A2
   3.94%, 9/13/45                                           1,000        948,260
   Series 2005- HQ5 Cl. A4
   5.168%, 1/14/42                                          1,500      1,457,565
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $13,354,006)                                                 12,928,621
                                                                     -----------
PREFERRED STOCKS--0.5%
PUBLIC UTILITIES - ELECTRIC & GAS--0.3%
DTE Energy Trust I                                         20,000        509,400
                                                                     -----------
COMMUNICATIONS--0.1%
Centaur Funding Corp. (b)                                     200        248,063
                                                                     -----------
BANKING--0.1%
Royal Bank of Scotland Group Plc                           10,000        233,600
                                                                     -----------
Total Preferred Stocks
   (cost $982,616)                                                       991,063
                                                                     -----------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.4%
Korea Development Bank
   5.75%, 9/10/13                                             200   $    202,270
United Mexican States
   6.375%, 1/16/13                                            700        717,500
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $899,741)                                                       919,770
                                                                    ------------
SHORT-TERM INVESTMENT--0.1%
TIME DEPOSIT--0.1%
The Bank of New York
   3.75%, 4/03/06
   (cost $304,000)                                            304        304,000
                                                                    ------------
TOTAL INVESTMENTS--99.4%
   (cost $195,252,337)                                               214,171,603
Other assets less liabilities--0.6%                                    1,214,895
                                                                    ------------
NET ASSETS--100%                                                    $215,386,498
                                                                    ============

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $6,252,507 or 2.9% of net assets.

(c)  Variable rate coupon, rate shown as of March 31, 2006.

     Glossary:
     TIPS -- Treasury Inflation Protected Security

     Please Note: The sector classification presented herein are based on the sector categorization methodology of the Advisor.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--94.6%
FINANCIAL--29.4%
BANKING--15.6%
Bank Hapoalim Ltd.                                        990,700   $  4,586,452
Bank Leumi Le-Israel                                      372,300      1,348,057
Barclays Plc                                            1,812,700     21,169,345
BNP Paribas, (a)                                            3,620        324,852
BNP Paribas, SA                                            36,200      3,350,213
Credit Agricole, SA                                       432,270     16,753,260
Credit Suisse Group                                       470,500     26,321,534
HBOS Plc                                                1,287,930     21,476,211
Kookmin Bank                                              135,800     11,639,738
Royal Bank of Scotland Group Plc                          968,900     31,503,953
Shinhan Financial Group Co., Ltd.                          10,510        468,698
Societe Generale                                          111,420     16,695,649
Sumitomo Mitsui Financial Group, Inc.                       2,632     29,052,750
                                                                    ------------
                                                                     184,690,712
                                                                    ------------
FINANCIAL SERVICES--2.8%
Orix Corp.                                                108,100     33,574,806
                                                                    ------------
INSURANCE--10.6%
Assurance Generales de France                             216,000     26,025,196
Aviva Plc                                               1,725,597     23,915,098
Friends Provident Plc                                   2,061,380      7,446,293
ING Groep N.V.                                          1,081,971     42,611,887
Muenchener Rueckversicherungs - Gesellschaft AG           178,000     25,196,885
                                                                    ------------
                                                                     125,195,359
                                                                    ------------
REAL ESTATE--0.4%
Sino Land Co., Ltd.                                     3,645,000      5,224,467
                                                                    ------------
                                                                     348,685,344
                                                                    ------------
CAPITAL EQUIPMENT--12.8%
AEROSPACE & DEFENSE--2.8%
BAE Systems Plc                                         1,793,000     13,071,813
European Aeronautic Defence and Space Co.                 475,500     19,976,422
                                                                    ------------
                                                                      33,048,235
                                                                    ------------
AUTOMOBILES--7.9%
Continental AG                                            280,800     30,947,697
Hyundai Motor Co., Ltd.                                    11,020        924,069
Renault, SA                                               341,300     36,168,370
Toyota Motor Corp.                                        466,900     25,422,325
                                                                    ------------
                                                                      93,462,461
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MACHINERY & ENGINEERING--2.1%
MAN AG                                                    202,700   $ 14,088,810
Sumitomo Heavy Industries Ltd.                          1,152,000     11,048,206
                                                                    ------------
                                                                      25,137,016
                                                                    ------------
                                                                     151,647,712
                                                                    ------------
ENERGY--12.0%
ENERGY SOURCES--12.0%
BP Plc                                                  1,169,600     13,452,107
Canadian Natural Resources Ltd.                           294,600     16,371,572
China Petrolium & Chemical Corp.                       18,094,000     10,560,395
Eni S.p.A                                                 732,300     20,852,365
MOL Magyar Olaj-es Gazipari Rt.                            31,600      3,244,408
MOL Magyar Olaj-es Gazipari Rt. (GDR)                      34,630      3,548,938
PertroChina Co., Ltd.                                   8,704,000      9,086,356
Petroleo Brasilerio, SA (ADR)                             264,000     21,080,400
Repsol YPF, SA                                            634,600     18,022,931
Total, SA                                                  98,200     25,888,930
                                                                    ------------
                                                                     142,108,402
                                                                    ------------
INDUSTRIAL COMMODITIES--9.3%
CHEMICAL--1.1%
Mitsui Chemicals, Inc.                                  1,801,000     13,241,737
                                                                    ------------
FOREST & PAPER--0.5%
Svenska Cellulosa AB Cl. B                                114,800      5,038,420
Votorantim Celulose e Papel, SA (ADR)                      88,250      1,427,885
                                                                    ------------
                                                                       6,466,305
                                                                    ------------
METAL-NONFERROUS--1.7%
Xstrata Plc                                               636,270     20,600,550
                                                                    ------------
METAL-STEEL--6.0%
Arcelor                                                   414,540     16,309,496
Arcelor                                                    22,920        898,129
JFE Holdings, Inc.                                        811,200     32,806,033
POSCO                                                      81,300     20,871,796
                                                                    ------------
                                                                      70,885,454
                                                                    ------------
                                                                     111,194,046
                                                                    ------------
CONSUMER STAPLES--7.4%
BEVERAGES & TOBACCO--4.5%
British American Tobacco Plc                            1,227,700     29,701,170
Japan Tobacco, Inc.                                         6,905     24,299,338
                                                                    ------------
                                                                      54,000,508
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS--2.9%
Delhaize Group                                            167,089   $ 11,968,017
J Sainsbury Plc                                         3,135,500     18,065,943
Tate & Lyle Plc                                           419,200      4,150,813
                                                                    ------------
                                                                      34,184,773
                                                                    ------------
                                                                      88,185,281
                                                                    ------------
TECHNOLOGY/ELECTRONICS--7.1%
DATA PROCESSING--2.5%
Canon, Inc.                                               452,900     29,888,947
                                                                    ------------
ELECTRICAL & ELECTRONICS--0.9%
Compal Electronics, Inc. (GDR)                          2,102,244     10,736,581
                                                                    ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--3.7%
Flextronics International Ltd. (a)                        460,700      4,768,245
Samsung Electronics Co., Ltd.                              19,940     12,874,478
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      1,414,025     14,225,091
United Microelectronics Corp.                          19,790,000     12,451,200
                                                                    ------------
                                                                      44,319,014
                                                                    ------------
                                                                      84,944,542
                                                                    ------------
UTILITIES--5.2%
ELECTRIC & GAS--5.2%
E.ON AG                                                   216,500     23,793,728
Endesa, SA                                                603,159     19,409,781
RWE AG                                                    212,470     18,467,875
                                                                    ------------
                                                                      61,671,384
                                                                    ------------
TELECOMMUNICATIONS--4.1%
TELECOMMUNICATIONS-- 4.1%
Singapore Telecommunications Ltd.                      11,236,643     18,402,615
Vodafone Group Plc                                     14,705,000     30,678,130
                                                                    ------------
                                                                      49,080,745
                                                                    ------------
MEDICAL--3.6%
HEALTH & PERSONAL CARE--3.6%
AstraZeneca  Plc                                          336,200     16,890,991
GlaxoSmithKline Plc                                       270,200      7,063,882
Sanofi-Aventis                                            199,227     18,892,402
                                                                    ------------
                                                                      42,847,275
                                                                    ------------

                                                      Shares or
                                                      Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
CONSTRUCTION & HOUSING--1.8%
BUILDING MATERIALS--1.0%
Buzzi Unicem SpA                                        503,312   $   11,992,780
                                                                  --------------
CONSTRUCTION & HOUSING--0.8%
George Wimpey Plc                                       336,800        3,264,976
Persimmon Plc                                            79,131        1,820,675
Taylor Woodrow Plc                                      574,800        4,024,977
                                                                  --------------
                                                                       9,110,628
                                                                  --------------
                                                                      21,103,408
                                                                  --------------
TRANSPORTATION--1.6%
TRANSPORTATION-SHIPPING--1.6%
Mitsui OSK Lines Ltd.                                 2,802,000       18,947,464
                                                                  --------------
CONSUMER CYCLICALS--0.3%
LEISURE & TOURISM--0.3%
Whitbread Plc                                           161,914        3,329,457
                                                                  --------------
Total Common Stocks
   (cost $868,053,043)                                             1,123,745,060
                                                                  --------------
SHORT-TERM INVESTMENT--4.4%
TIME DEPOSIT--4.4%
The Bank of New York
   3.75%, 4/03/06
   (cost $51,806,000)                                $   51,806       51,806,000
                                                                  --------------
TOTAL INVESTMENTS--99.0%
   (cost $919,859,043)                                             1,175,551,060
Other assets less liabilities--1.0%                                   11,622,693
                                                                  --------------
NET ASSETS--100%                                                  $1,187,173,753
                                                                  ==============

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                     Value at
             Number of   Expiration     Original     March 31,     Unrealized
   Type      Contracts      Month        Value          2006      Appreciation
------------------------------------------------------------------------------
EURO STOXX                  June
50 Index        378         2006      $17,388,788   $17,018,882     $369,906

(a)  Non-income producing security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN

March 31, 2006 (unaudited)

                                                            PERCENTAGE OF
COUNTRY                                     U.S. $ VALUE      NET ASSETS
-------------------------------------------------------------------------
United Kingdom                             $  271,626,384        22.9%
Japan                                         218,281,607        18.4
France                                        181,282,919        15.3
Germany                                       112,494,995         9.5
Korea                                          46,778,779         3.9
Netherlands                                    42,611,887         3.6
Spain                                          37,432,711         3.1
Taiwan                                         37,412,872         3.1
Italy                                          32,845,145         2.8
Switzerland                                    26,321,534         2.2
Singapore                                      23,170,860         1.9
Brazil                                         22,508,285         1.9
China                                          19,646,752         1.7
Canada                                         16,371,572         1.4
Belgium                                        11,968,016         1.0
Other                                          22,990,742         1.9
                                           --------------       -----
Total Investments*                          1,123,745,060        94.6
Cash and receivables, net of liabilities       63,428,693         5.4
                                           --------------       -----
Net Assets                                 $1,187,173,753       100.0%
                                           --------------       -----

*    Excludes short-term investment.

All data are as of March 31, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Hong Kong, Hungary, Israel, and Sweden.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.1%
REAL ESTATE INVESTMENT TRUSTS--97.1%
OFFICE--20.2%
Alexandria Real Estate Equities, Inc.                      35,800    $ 3,412,814
Boston Properties, Inc.                                    45,300      4,224,225
Brookfield Properties Corp.                                66,000      2,253,900
Corporate Office Properties Trust                          75,700      3,462,518
Equity Office Properties Trust                             39,300      1,319,694
Maguire Properties, Inc.                                   71,400      2,606,100
Reckson Associates Realty Corp.                            35,600      1,631,192
SL Green Realty Corp.                                      20,100      2,040,150
                                                                     -----------
                                                                      20,950,593
                                                                     -----------
APARTMENTS--17.6%
Archstone-Smith Trust                                      62,400      3,043,248
Avalonbay Communities, Inc.                                40,700      4,440,370
Camden Property Trust                                      38,500      2,773,925
Equity Residential                                         92,600      4,332,754
Essex Property Trust, Inc.                                  9,800      1,065,554
Mid-America Apartment Communities, Inc.                    30,900      1,691,775
United Dominion Realty Trust, Inc.                         35,700      1,018,878
                                                                     -----------
                                                                      18,366,504
                                                                     -----------
REGIONAL MALLS--12.5%
General Growth Properties, Inc.                            81,100      3,963,357
Simon Property Group, Inc.                                 87,400      7,353,836
The Macerich Co.                                           22,600      1,671,270
                                                                     -----------
                                                                      12,988,463
                                                                     -----------
SHOPPING CENTERS--12.3%
Developers Diversified Realty Corp.                        43,500      2,381,625
Federal Realty Investment Trust                            24,800      1,864,960
Kimco Realty Corp.                                         85,500      3,474,720
Pan Pacific Retail Properties, Inc.                        14,100        999,690
Regency Centers Corp.                                      42,000      2,821,980
Tanger Factory Outlet Centers, Inc.                        37,500      1,290,375
                                                                     -----------
                                                                      12,833,350
                                                                     -----------
LODGING--12.0%
Equity Inns, Inc.                                          77,900      1,261,980
FelCor Lodging Trust, Inc.                                 73,500      1,550,850
Host Marriott Corp.                                       192,800      4,125,920
LaSalle Hotel Properties                                   30,700      1,258,700
Starwood Hotels & Resorts Worldwide, Inc.                  11,500        778,895
Strategic Hotel Capital, Inc.                              45,300      1,054,584

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Sunstone-Hotel Investors, Inc.                             84,500   $  2,447,965
                                                                    ------------
                                                                      12,478,894
                                                                    ------------
INDUSTRIAL--9.3%
AMB Property Corp.                                         27,800      1,508,706
EastGroup Properties, Inc.                                 16,100        763,784
First Potomac Realty Trust                                 40,600      1,146,950
ProLogis                                                  115,900      6,200,650
                                                                    ------------
                                                                       9,620,090
                                                                    ------------
DIVERSFIED--6.5%
Digital Realty Trust, Inc.                                 50,900      1,433,853
Vornado Realty Trust                                       56,000      5,376,000
                                                                    ------------
                                                                       6,809,853
                                                                    ------------
STORAGE--5.3%
Public Storage, Inc.                                       61,300      4,979,399
Sovran Self Storage, Inc.                                   9,500        524,400
                                                                    ------------
                                                                       5,503,799
                                                                    ------------
HEALTH CARE--1.3%
Ventas, Inc.                                               38,600      1,280,748
Windrose Medical Properties Trust                           5,200         78,416
                                                                    ------------
                                                                       1,359,164
                                                                    ------------
Total Common Stocks
   (cost $57,484,631)                                                100,910,710
                                                                    ------------
SHORT TERM INVESTMENTS
TIME DEPOSIT--1.9%
The Bank of New York
   3.75%, 4/03/06
   (cost $1,933,000)                                     $  1,933      1,933,000
                                                                    ------------
TOTAL INVESTMENTS--99.0%
   (cost $59,417,631)                                                102,843,710
Other assets less liabilities--1.0%                                    1,038,231
                                                                    ------------
NET ASSETS--100%                                                    $103,881,941
                                                                    ============

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
SMALL / MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--93.5%
FINANCIAL--22.1%
MAJOR REGIONAL BANKS--3.5%
Central Pacific Financial Corp.                           101,900    $ 3,741,768
Trustmark Corp.                                            86,706      2,743,378
UnionBanCal Corp.                                          45,900      3,220,344
Whitney Holding Corp.                                      72,000      2,553,120
                                                                     -----------
                                                                      12,258,610
                                                                     -----------
MULTI-LINE INSURANCE--1.9%
StanCorp Financial Group, Inc.                            127,000      6,871,970
                                                                     -----------
PROPERTY - CASUALTY INSURANCE--5.4%
Arch Capital Group Ltd. (a)                                 7,600        438,824
Old Republic International Corp.                          268,375      5,855,942
PartnerRe Ltd.                                             17,700      1,098,993
Platinum Underwriters Holdings Ltd.                       152,000      4,423,200
Radian Group, Inc.                                        100,600      6,061,150
RenaissanceRe Holdings Ltd.                                33,600      1,465,632
                                                                     -----------
                                                                      19,343,741
                                                                     -----------
REAL ESTATE INVESTMENT TRUST--3.0%
Digital Realty Trust, Inc.                                126,700      3,569,139
FelCor Lodging Trust, Inc.                                261,550      5,518,705
Sunstone Hotel Investors, Inc.                             59,000      1,709,230
                                                                     -----------
                                                                      10,797,074
                                                                     -----------
SAVINGS AND LOAN--6.7%
Astoria Financial Corp.                                   159,900      4,950,504
MAF Bancorp, Inc.                                         105,295      4,608,762
Provident Financial Services, Inc.                        232,700      4,211,870
Sovereign Bancorp, Inc.                                   135,000      2,957,850
Washington Federal, Inc.                                  106,814      2,584,899
Webster Financial Corp.                                    91,900      4,453,474
                                                                     -----------
                                                                      23,767,359
                                                                     -----------
MISCELLANEOUS FINANCIAL--1.6%
A.G. Edwards, Inc.                                        111,800      5,574,348
                                                                     -----------
                                                                      78,613,102
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

CONSUMER GROWTH--11.0%
ADVERTISING--1.0%
The Interpublic Group of Cos., Inc. (a)                   367,600    $ 3,514,256
                                                                     -----------
DRUGS--0.6%
Endo Pharmaceuticals Holdings, Inc. (a)                    61,375      2,013,714
                                                                     -----------
ENTERTAINMENT--1.8%
Vail Resorts, Inc. (a)                                    169,100      6,463,002
                                                                     -----------
HOSPITAL MANAGEMENT--1.0%
Universal Health Services, Inc. Cl. B                      70,900      3,601,011
                                                                     -----------
HOSPITAL SUPPLIES--1.3%
Owens & Minor, Inc.                                       136,500      4,473,105
                                                                     -----------
OTHER MEDICAL--1.7%
PerkinElmer, Inc.                                         262,300      6,156,181
                                                                     -----------
PHOTOGRAPHY--1.3%
IKON Office Solutions, Inc.                               319,400      4,551,450
                                                                     -----------
PUBLISHING--1.3%
The Readers Digest Association, Inc.                      321,200      4,737,700
                                                                     -----------
MISCELLANEOUS CONSUMER GROWTH--1.0%
URS Corp. (a)                                              87,200      3,509,800
                                                                     -----------
                                                                      39,020,219
                                                                     -----------
CAPITAL EQUIPMENT--10.8%
AEROSPACE - DEFENSE--1.5%
Goodrich Corp.                                            124,000      5,407,640
                                                                     -----------
AUTO TRUCKS - PARTS--2.1%
ArvinMeritor, Inc.                                         54,000        805,140
PACCAR, Inc.                                               34,500      2,431,560
TRW Automotive Holdings Corp. (a)                         174,000      4,054,200
                                                                     -----------
                                                                       7,290,900
                                                                     -----------
ELECTRICAL EQUIPMENT--2.5%
Checkpoint Systems, Inc. (a)                              121,500      3,265,920
Cooper Industries Ltd. Cl. A                               42,200      3,667,180
The Genlyte Group, Inc. (a)                                29,600      2,016,944
                                                                     -----------
                                                                       8,950,044
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

MACHINERY--3.2%
Moog, Inc. Cl. A (a)                                      147,300    $ 5,227,677
Terex Corp. (a)                                            78,000      6,180,720
                                                                     -----------
                                                                      11,408,397
                                                                     -----------
MISCELLANEOUS CAPITAL GOODS--1.5%
SPX Corp.                                                  96,600      5,160,372
                                                                     -----------
                                                                      38,217,353
                                                                     -----------
CONSUMER CYCLICALS--8.1%
RETAILERS--6.0%
AutoNation, Inc. (a)                                      205,400      4,426,370
Borders Group, Inc.                                       156,100      3,939,964
Furniture Brands International, Inc.                        3,000         73,530
Insight Enterprises, Inc. (a)                             163,700      3,603,037
Office Depot, Inc. (a)                                    153,000      5,697,720
Payless ShoeSource, Inc. (a)                              163,900      3,751,671
                                                                     -----------
                                                                      21,492,292
                                                                     -----------
TEXTILES/SHOES - APPAREL MFG.--2.1%
Jones Apparel Group, Inc.                                  12,900        456,273
Liz Claiborne, Inc.                                       108,100      4,429,938
V.F. Corp.                                                 44,500      2,532,050
                                                                     -----------
                                                                       7,418,261
                                                                     -----------
                                                                      28,910,553
                                                                     -----------
UTILITIES--7.4%
ELECTRICAL COMPANIES--7.0%
Allegheny Energy, Inc. (a)                                193,000      6,533,050
Constellation Energy Group, Inc.                           41,000      2,243,110
Northeast Utilities                                       171,200      3,343,536
PNM Resources, Inc.                                        96,300      2,349,720
Puget Energy, Inc.                                        231,800      4,909,524
Wisconsin Energy Corp.                                    114,400      4,574,856
WPS Resources Corp.                                        22,000      1,082,840
                                                                     -----------
                                                                      25,036,636
                                                                     -----------
TELEPHONE--0.4%
Centennial Communications Corp.                           189,109      1,386,169
                                                                     -----------
                                                                      26,422,805
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

TECHNOLOGY--7.4%
COMMUNICATION - EQUIP. MFRS. --2.1%
ADC Telecommunications, Inc. (a)                           74,757    $ 1,913,032
Andrew Corp. (a)                                          307,900      3,781,012
CommScope, Inc. (a)                                        63,900      1,824,345
                                                                     -----------
                                                                       7,518,389
                                                                     -----------
COMPUTER/ INSTRUMENTATION--2.0%
Celestica, Inc. (a)                                       458,800      5,253,260
Sanmina-SCI Corp. (a)                                     411,679      1,687,884
                                                                     -----------
                                                                       6,941,144
                                                                     -----------
SEMICONDUCTORS--1.4%
AVX Corp.                                                  76,000      1,345,200
Vishay Intertechnology, Inc. (a)                          242,800      3,457,472
                                                                     -----------
                                                                       4,802,672
                                                                     -----------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--1.9%
Arrow Electronics, Inc. (a)                                81,200      2,620,324
Intergraph Corp. (a)                                       40,003      1,666,525
Solectron Corp. (a)                                       107,400        429,600
Tech Data Corp. (a)                                        57,500      2,122,325
                                                                     -----------
                                                                       6,838,774
                                                                     -----------
                                                                      26,100,979
                                                                     -----------
CONSUMER STAPLES--5.7%
FOODS--3.2%
Corn Products International, Inc.                          66,000      1,951,620
Performance Food Group Co. (a)                            184,400      5,751,436
Universal Corp.                                            96,700      3,555,659
                                                                     -----------
                                                                      11,258,715
                                                                     -----------
RESTAURANTS--1.9%
Jack in the Box, Inc. (a)                                  85,200      3,706,200
Papa John's International, Inc. (a)                        97,154      3,187,623
                                                                     -----------
                                                                       6,893,823
                                                                     -----------
RETAIL STORES - FOOD--0.6%
Longs Drug Stores Corp.                                    28,000      1,295,840
SUPERVALU, Inc.                                            30,000        924,600
                                                                     -----------
                                                                       2,220,440
                                                                     -----------
                                                                      20,372,978
                                                                     -----------
SERVICES--5.2%
AIR TRANSPORT--0.7%
Alaska Air Group, Inc. (a)                                 66,600      2,360,970
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

RAILROADS--1.4%
Laidlaw International, Inc.                               185,500    $ 5,045,600
                                                                     -----------
TRUCKERS--1.5%
CNF, Inc.                                                 105,925      5,289,894
                                                                     -----------
MISCELLANEOUS INDUSTRIAL TRANSPORTATION--1.6%
GATX Corp.                                                138,200      5,706,278
                                                                     -----------
                                                                      18,402,742
                                                                     -----------
ENERGY--5.1%
OFFSHORE DRILLING--1.7%
Rowan Companies, Inc.                                     140,000      6,154,400
                                                                     -----------
OILS - INTEGRATED DOMESTIC--0.6%
Amerada Hess Corp.                                         16,400      2,335,360
                                                                     -----------
OILS- SERVICES--2.3%
Hanover Compressor Co. (a)                                194,833      3,627,790
Plains Exploration & Production Co. (a)                   114,200      4,412,688
                                                                     -----------
                                                                       8,040,478
                                                                     -----------
OIL WELL EQUIPMENT & SERVICES--0.5%
Todco, Cl. A (a)                                           42,100      1,659,161
                                                                     -----------
                                                                      18,189,399
                                                                     -----------
NON-FINANCIAL--4.2%
BUILDING MATERIALS - CEMENT--1.7 %
Acuity Brands, Inc.                                       107,700      4,308,000
Texas Industries, Inc.                                     30,300      1,832,847
                                                                     -----------
                                                                       6,140,847
                                                                     -----------
MISCELLANEOUS BUILDING--2.5%
Harsco Corp.                                               35,500      2,933,010
Quanta Services, Inc. (a)                                 371,000      5,943,420
                                                                     -----------
                                                                       8,876,430
                                                                     -----------
                                                                      15,017,277
                                                                     -----------
COMMODITIES--3.5%
CHEMICALS--0.5%
Albemarle Corp.                                            34,500      1,564,575
                                                                     -----------
CONTAINERS - METAL/GLASS/PAPER--1.6%
Ball Corp.                                                 43,000      1,884,690
Owens-Illinois, Inc. (a)                                  226,400      3,932,568
                                                                     -----------
                                                                       5,817,258
                                                                     -----------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------

MISCELLANEOUS INDUSTRIAL COMMODITIES--0.7%
United Stationers, Inc. (a)                               47,095   $  2,500,744
                                                                   ------------
MISCELLANEOUS METALS--0.7%
Reliance Steel & Aluminum Co.                             25,300      2,376,176
                                                                   ------------
                                                                     12,258,753
                                                                   ------------
INDUSTRIAL RESOURCES--3.0%
CHEMICALS--0.4%
Chemtura Corp.                                           133,200      1,569,096
                                                                   ------------
STEEL--0.6%
Chaparral Steel Co. (a)                                   30,300      1,967,076
                                                                   ------------
MISCELLANEOUS METALS--2.0%
Mueller Industries, Inc.                                  75,000      2,676,750
Silgan Holdings, Inc.                                    106,480      4,277,302
                                                                   ------------
                                                                      6,954,052
                                                                   ------------
                                                                     10,490,224
                                                                   ------------
Total Common Stocks
   (cost $272,099,020)                                              332,016,384
                                                                   ------------
SHORT-TERM INVESTMENT--6.9%
TIME DEPOSIT--6.9%
The Bank of New York
   3.75%, 4/03/06
   (cost $24,612,000)                                   $ 24,612     24,612,000
                                                                   ------------
TOTAL INVESTMENTS--100.4%
   (cost $296,711,020)                                              356,628,384
Other assets less liabilities--(0.4%)                                (1,298,375)
                                                                   ------------
NET ASSETS--100%                                                   $355,330,009
                                                                   ------------

(a)  Non-income producing security.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS FUND-
UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS--96.6%
UTILITIES--87.3%
COMMUNICATION EQUIPMENT--1.6%
QUALCOMM, Inc.                                             22,100    $ 1,118,481
                                                                     -----------
ELECTRIC & GAS UTILITY--67.7%
AES Corp. (a)                                              60,600      1,033,836
AES Tiete, SA                                          41,819,200      1,109,252
AGL Resources, Inc.                                        39,600      1,427,580
Allegheny Energy, Inc. (a)                                 41,000      1,387,850
Ameren Corp.                                               25,700      1,280,374
American Electric Power Co., Inc.                          31,483      1,071,052
Cinergy Corp.                                              15,800        717,478
Consolidated Edison, Inc.                                  27,100      1,178,850
CPFL Energia, SA (ADR)                                     11,700        491,400
Dominion Resources, Inc.                                   16,500      1,138,995
DPL, Inc.                                                  27,000        729,000
DTE Energy Co.                                             22,176        889,036
Duke Energy Corp. (a)                                      49,600      1,445,840
Edison International                                       32,600      1,342,468
Entergy Corp.                                              21,600      1,489,104
Entergy Corp. pfd.                                         21,400      1,086,692
Equitable Resources, Inc.                                  48,000      1,752,480
Exelon Corp.                                               41,300      2,184,770
FirstEnergy Corp.                                          34,000      1,662,600
Fortum Oyj (a)                                             28,000        705,179
FPL Group, Inc.                                            31,800      1,276,452
Georgia Power Co. pfd.                                     34,000        843,540
Great Plains Energy, Inc. pfd.                             28,000        684,880
Hong Kong & China Gas Co. Ltd.                            425,000      1,025,816
National Grid Plc                                          98,284        975,399
New Jersey Resources Corp.                                 19,400        877,850
Northwest Natural Gas Co.                                  12,300        436,527
NSTAR                                                      49,100      1,404,751
PG&E Corp.                                                 55,200      2,147,280
Piedmont Natural Gas Co., Inc.                             10,200        244,698
PNM Resources, Inc. pfd.                                   30,500      1,480,775
PPL Corp.                                                  66,000      1,940,400
Public Service Enterprise Group, Inc.                      21,361      1,367,958
Questar Corp.                                              20,700      1,450,035
Scottish & Southern Energy                                 40,945        803,063
Sempra Energy                                              38,874      1,806,086
Southern Co.                                               39,100      1,281,307
Tractebel Energia, SA                                      41,800        353,291
TXU Corp.                                                  34,268      1,533,836
Xcel Energy, Inc.                                          73,300      1,330,395
                                                                     -----------
                                                                      47,388,175
                                                                     -----------
TELEPHONE UTILITY--6.6%
AT&T, Inc.                                                 48,000      1,297,920
BellSouth Corp.                                            24,600        852,390
Chunghwa Telecom Co., Ltd. (ADR)                           35,500        695,445
Sprint Nextel Corp.                                        55,275      1,428,306
Verizon Communications, Inc.                               10,700        364,442
                                                                     -----------
                                                                       4,638,503
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
PIPELINE--7.1%
Kinder Morgan, Inc.                                        15,100    $ 1,389,049
ONEOK, Inc.                                                46,700      1,506,075
Southern Union Co. pfd.                                     6,900        509,220
The Williams Cos., Inc.                                    74,200      1,587,138
                                                                     -----------
                                                                       4,991,482
                                                                     -----------
MISCELLANEOUS--4.3%
Aqua America, Inc.                                         48,800      1,357,616
Peabody Energy Corp.                                       18,000        907,380
Suez, SA                                                   18,236        716,677
                                                                     -----------
                                                                       2,981,673
                                                                     -----------
                                                                      61,118,314
                                                                     -----------
CONSUMER SERVICES--5.4%
BROADCASTING & CABLE--1.1%
Grupo Televisa, SA (ADR)                                   40,000        796,000
                                                                     -----------
CELLULAR COMMUNICATIONS--4.3%
America Movil, SA de C.V. Series L (ADR)                   50,800      1,740,408
Orascom Telecom Holding SAE (GDR)                          15,600        854,010
Turkcell Iletisim Hizmetleri AS (Turkcell) (ADR)           26,000        433,420
                                                                     -----------
                                                                       3,027,838
                                                                     -----------
                                                                       3,823,838
                                                                     -----------
ENERGY--2.8%
INTERNATIONAL--1.1%
Petroleo Brasileiro, SA (ADR)                               4,200        364,014
Talisman Energy, Inc.                                       7,000        372,260
                                                                     -----------
                                                                         736,274
                                                                     -----------
OIL SERVICE--1.7%
GlobalSantaFe Corp.                                        12,000        729,000
Suncor Energy, Inc.                                         6,300        485,226
                                                                     -----------
                                                                       1,214,226
                                                                     -----------
                                                                       1,950,500
                                                                     -----------
BASIC INDUSTRY--1.1%
MINING & METALS--1.1%
China Shenhua Energy Co., Ltd. (a)                        439,500        771,985
                                                                     -----------
Total Common & Preferred Stocks
   (cost $52,748,856)                                                 67,664,637
                                                                     -----------
MUTUAL FUNDS--1.2%
Tortoise Energy Capital Corp.
   (cost $825,165)                                         37,100        843,283
                                                                     -----------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--2.2%
TIME DEPOSIT--2.2%
The Bank of New York
   3.75%, 4/03/06
   (cost $1,507,000)                                       $1,507   $ 1,507,000
                                                                    -----------
TOTAL INVESTMENTS--100%
   (cost $55,081,021)                                                70,014,920
Other assets less liabilities--0.0%                                      (4,951)
                                                                    -----------
NET ASSETS--100%                                                    $70,009,969
                                                                    ===========

(a)  Non-income producing security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     pfd. - Preferred Stock

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--95.8%
FINANCIAL--33.2%
BANKS--6.4%
Citigroup, Inc.                                           194,300    $ 9,176,789
JPMorgan Chase & Co.                                      115,300      4,801,092
                                                                     -----------
                                                                      13,977,881
                                                                     -----------
FINANCE - PERSONAL LOANS--0.5%
Countrywide Credit Industries, Inc.                        29,700      1,089,990
                                                                     -----------
LIFE INSURANCE--2.2%
Genworth Financial, Inc.                                   39,000      1,303,770
MetLife, Inc.                                              33,900      1,639,743
Prudential Financial, Inc.                                 13,000        985,530
Torchmark Corp.                                             1,300         74,230
UnumProvident Corp.                                        44,100        903,168
                                                                     -----------
                                                                       4,906,441
                                                                     -----------
MAJOR REGIONAL BANKS--11.0%
Bank of America Corp.                                     178,100      8,110,674
BB&T Corp.                                                 13,500        529,200
Comerica, Inc.                                             21,600      1,252,152
Huntington Bancshares, Inc.                                54,600      1,317,498
KeyCorp.                                                   27,950      1,028,560
Mellon Financial Corp.                                     31,300      1,114,280
National City Corp.                                        44,100      1,539,090
PNC Financial Services Group                               14,700        989,457
Regions Financial Corp.                                    43,500      1,529,895
SunTrust Banks, Inc.                                       17,600      1,280,576
U.S. Bancorp                                               38,600      1,177,300
Wachovia Corp.                                             53,150      2,979,058
Wells Fargo & Co.                                          19,000      1,213,530
                                                                     -----------
                                                                      24,061,270
                                                                     -----------
MULTI - LINE INSURANCE--2.9%
American International Group, Inc.                         69,400      4,586,646
The Hartford Financial Services Group, Inc.                22,900      1,844,595
                                                                     -----------
                                                                       6,431,241
                                                                     -----------
PROPERTY - CASUALTY INSURANCE--3.0%
ACE Ltd.                                                    9,900        514,899
Allstate Corp.                                              7,500        390,825
Chubb Corp.                                                12,500      1,193,000
Old Republic International Corp.                           32,000        698,240
PartnerRe Ltd.                                              4,300        266,987
RenaissanceRe Holdings Ltd.                                16,300        711,006
The St. Paul Travelers Cos., Inc.                          44,933      1,877,750
XL Capital Ltd. Cl.A                                       14,900        955,239
                                                                      ----------
                                                                       6,607,946
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SAVINGS AND LOAN--3.3%
Astoria Financial Corp.                                    21,750    $   673,380
Fannie Mae                                                 46,800      2,405,520
Freddie Mac                                                38,200      2,330,200
Washington Mutual, Inc.                                    39,800      1,696,276
                                                                     -----------
                                                                       7,105,376
                                                                     -----------
MISCELLANEOUS FINANCIAL--3.9%
Lehman Brothers Holdings, Inc.                              7,200      1,040,616
MBIA, Inc.                                                 11,800        709,534
Merrill Lynch & Co., Inc.                                  45,100      3,552,076
MGIC Investment Corp.                                      11,900        792,897
Morgan Stanley                                             14,400        904,608
The Goldman Sachs Group, Inc.                               7,300      1,145,808
Waddell & Reed Financial, Inc.                             20,600        475,860
                                                                     -----------
                                                                       8,621,399
                                                                     -----------
                                                                      72,801,544
                                                                     -----------
ENERGY--12.7%
GAS PIPELINES--0.1%
El Paso Corp.                                              23,000        277,150
                                                                     -----------
OFFSHORE DRILLING--1.5%
ENSCO International, Inc.                                   2,100        108,045
GlobalSantaFe Corp.                                        22,100      1,342,575
Noble Corp.                                                14,000      1,135,400
Rowan Cos., Inc. (a)                                       19,200        844,032
                                                                     -----------
                                                                       3,430,052
                                                                     -----------
OILS - INTEGRATED DOMESTIC--3.2%
ConocoPhillips                                             45,800      2,892,270
Marathon Oil Corp.                                         27,100      2,064,207
Occidental Petroleum Corp.                                 22,100      2,047,565
                                                                     -----------
                                                                       7,004,042
                                                                     -----------
OILS - INTEGRATED INTERNATIONAL--7.9%
BP p.l.c.  (ADR)                                           15,500      1,068,570
ChevronTexaco Corp.                                        60,400      3,501,388
Exxon Mobil Corp.                                         193,900     11,800,754
Total, SA (ADR)                                             6,900        908,937
                                                                     -----------
                                                                      17,279,649
                                                                     -----------
                                                                      27,990,893
                                                                     -----------
UTILITIES--9.5%
ELECTRIC COMPANIES--2.8%
American Electric Power Co., Inc.                          28,075        955,112
Dominion Resources, Inc.                                   25,200      1,739,556
Entergy Corp.                                              18,900      1,302,966
Exelon Corp.                                                4,100        216,890
Northeast Utilities                                        30,700        599,571
Pinnacle West Capital Corp.                                26,600      1,040,060
Wisconsin Energy Corp.                                      3,000        119,970
Xcel Energy, Inc.                                           9,700        176,055
                                                                     -----------
                                                                       6,150,180
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
TELEPHONE--6.7%
American Tower Corp. Cl. A (a)                             11,000    $   333,520
AT&T, Inc.                                                170,200      4,602,208
BellSouth Corp.                                            63,000      2,182,950
Crown Castle International Corp. (a)                       37,370      1,059,439
Sprint Nextel Corp.                                        99,000      2,558,160
Verizon Communications                                    114,400      3,896,464
                                                                     -----------
                                                                      14,632,741
                                                                     -----------
                                                                      20,782,921
                                                                     -----------
CONSUMER GROWTH--9.0%
ADVERTISING--0.3%
The Interpublic Group of Cos., Inc. (a)                    76,900        735,164
                                                                     -----------
DRUGS--5.3%
Bristol-Myers Squibb Co.                                   18,850        463,898
Eli Lilly & Co.                                            20,000      1,106,000
Merck & Co., Inc.                                          80,200      2,825,446
Pfizer, Inc.                                              292,200      7,281,624
                                                                     -----------
                                                                      11,676,968
                                                                     -----------
ENTERTAINMENT--2.6%
CBS Corp.                                                  62,075      1,488,559
Time Warner, Inc.                                         172,600      2,897,954
Viacom, Inc. Cl.B (a)                                      30,175      1,170,790
Walt Disney Co.                                             6,300        175,707
                                                                     -----------
                                                                       5,733,010
                                                                     -----------
HOSPITAL MANAGEMENT--0.1%
Tenet Healthcare Corp. (a)                                 15,400        113,652
                                                                     -----------
RADIO - TV BROADCASTING--0.7%
Comcast Corp. Cl. A (a)                                    56,434      1,476,313
                                                                     -----------
                                                                      19,735,107
                                                                     -----------
CONSUMER STAPLES--8.8%
BEVERAGES - SOFT, LITE & HARD--1.4%
Molson Coors Brewing Co. Cl.B                               7,500        514,650
PepsiCo, Inc.                                              11,600        670,364
The Coca-Cola Co.                                          47,000      1,967,890
                                                                     -----------
                                                                       3,152,904
                                                                     -----------
FOOD--1.7%
ConAgra Foods, Inc.                                        53,000      1,137,380
General Mills, Inc.                                        26,200      1,327,816
Kraft Foods, Inc.                                          13,800        418,278
Sara Lee Corp.                                             40,600        725,928
                                                                     -----------
                                                                       3,609,402
                                                                     -----------
HOUSEHOLD PRODUCTS--0.2%
Colgate-Palmolive Co.                                       6,800        388,280
                                                                     -----------
RESTAURANTS--0.8%
McDonald's Corp.                                           51,800      1,779,848
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
RETAIL STORES - FOOD--1.3%
Safeway, Inc.                                              48,800    $ 1,225,856
SUPERVALU, Inc.                                            16,400        505,448
The Kroger Co.                                             59,500      1,211,420
                                                                     -----------
                                                                       2,942,724
                                                                     -----------
SOAPS--0.9%
Clorox Co.                                                 15,000        897,750
The Procter & Gamble Co.                                   17,000        979,540
                                                                     -----------
                                                                       1,877,290
                                                                     -----------
SUGAR REFINERS--0.3%
Archer-Daniels-Midland Co.                                 19,805        666,438
                                                                     -----------
TOBACCO--2.2%
Altria Group, Inc.                                         56,850      4,028,391
UST, Inc.                                                  20,100        836,160
                                                                     -----------
                                                                       4,864,551
                                                                     -----------
                                                                      19,281,437
                                                                     -----------
TECHNOLOGY--7.0%
COMMUNICATION - EQUIP. MFRS. --2.0%
ADC Telecommunications, Inc. (a)                           27,514        704,083
Cisco Systems, Inc. (a)                                    20,200        437,734
Corning, Inc. (a)                                          57,000      1,533,870
Nokia Oyj (ADR)                                            51,100      1,058,792
Tellabs, Inc. (a)                                          36,100        573,990
                                                                     -----------
                                                                       4,308,469
                                                                     -----------
COMPUTER SERVICES / SOFTWARE--1.1%
Electronic Data Systems Corp.                              46,000      1,234,180
Microsoft Corp.                                            39,800      1,082,958
                                                                     -----------
                                                                       2,317,138
                                                                     -----------
COMPUTER / INSTRUMENTATION--1.0%
Celestica, Inc. (a)                                        43,100        493,495
Flextronics International Ltd. (a)                         57,900        599,265
Sanmina-SCI Corp. (a)                                     111,000        455,100
Solectron Corp. (a)                                       152,210        608,840
                                                                     -----------
                                                                       2,156,700
                                                                     -----------
COMPUTERS--2.0%
Hewlett-Packard Co.                                       123,328      4,057,491
International Business Machines Corp.                       5,600        461,832
                                                                     -----------
                                                                       4,519,323
                                                                     -----------
SEMICONDUCTORS--0.6%
Agere System, Inc. (a)                                     42,210        634,838
Intel Corp.                                                35,800        692,730
                                                                     -----------
                                                                       1,327,568
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--0.3%
Arrow Electronics, Inc. (a)                                11,600    $   374,332
Tech Data Corp. (a)                                        10,650        393,092
                                                                     -----------
                                                                         767,424
                                                                     -----------
                                                                      15,396,622
                                                                     -----------
CONSUMER CYCLICALS--4.7%
AUTOS & AUTO PARTS--1.3%
American Axle & Manufacturing Holdings, Inc.               10,500        179,865
Autoliv, Inc.                                               7,900        446,982
BorgWarner, Inc.                                           10,800        648,432
Lear Corp.                                                  9,200        163,116
Magna International, Inc. Cl. A                             5,700        431,433
Toyota Motor Corporation (ADR)                             10,000      1,089,000
                                                                     -----------
                                                                       2,958,828
                                                                     -----------
RETAILERS--2.0%
Limited Brands                                             39,500        966,170
Nordstrom, Inc.                                            15,800        619,044
Office Depot, Inc. (a)                                     51,000      1,899,240
Target Corp.                                               14,100        733,341
                                                                     -----------
                                                                       4,217,795
                                                                     -----------
TEXTILES/SHOES - APPAREL MFG.--0.5%
Jones Apparel Group, Inc.                                  20,600        728,622
V.F. Corp.                                                  7,900        449,510
                                                                     -----------
                                                                       1,178,132
                                                                     -----------
TIRES & RUBBER GOODS--0.1%
Cooper Tire & Rubber Co.                                   14,100        202,194
                                                                     -----------
TOYS--0.4%
Mattel, Inc.                                               49,200        891,996
                                                                     -----------
MISCELLANEOUS CONSUMER CYCLICALS--0.4%
Newell Rubbermaid, Inc.                                    35,200        886,688
                                                                     -----------
                                                                      10,335,633
                                                                     -----------
CAPITAL EQUIPMENT--4.3%
AEROSPACE - DEFENSE--1.0%
B.F. Goodrich Corp.                                        21,700        946,337
The Boeing Co.                                             16,300      1,270,259
                                                                     -----------
                                                                       2,216,596
                                                                     -----------
AUTO TRUCKS - PARTS--0.4%
Eaton Corp.                                                13,500        985,095
                                                                     -----------
ELECTRICAL EQUIPMENT--1.9%
Cooper Industries Ltd. Cl. A                                7,000        608,300
General Electric Co.                                       91,500      3,182,370
Hubbell Inc. Cl.B                                           6,800        348,568
                                                                     -----------
                                                                       4,139,238
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

MISCELLANEOUS CAPITAL GOODS--1.0%
SPX Corp.                                                  14,400     $  769,248
Textron, Inc.                                              14,300      1,335,477
                                                                      ----------
                                                                       2,104,725
                                                                      ----------
                                                                       9,445,654
                                                                      ----------
COMMODITIES--1.7%
CHEMICALS--1.2%
E.I. du Pont de Nemours & Co.                              21,100        890,631
Eastman Chemical Co.                                       12,400        634,632
PPG Industries, Inc.                                       18,600      1,178,310
                                                                      ----------
                                                                       2,703,573
                                                                      ----------
PAPER--0.5%
Temple-Inland, Inc.                                        22,000        980,100
                                                                      ----------
                                                                       3,683,673
                                                                      ----------
SERVICES--1.3%
RAILROADS--1.3%
CSX Corp.                                                  24,500      1,465,100
Norfolk Southern Corp.                                     27,050      1,462,594
                                                                      ----------
                                                                       2,927,694
                                                                      ----------
DEFENSE-1.3%
DEFENSE--1.3%
Lockheed Martin Corp.                                      14,300      1,074,359
Northrop Grumman Corp.                                     25,000      1,707,250
                                                                      ----------
                                                                       2,781,609
                                                                      ----------
INDUSTRIAL RESOURCES--1.1%
CHEMICALS--0.3%
The Lubrizol Corp.                                         15,700        672,745
                                                                      ----------
CONTAINERS - METAL/GLASS/PAPER--0.3%
Owens-Illinois, Inc. (a)                                   34,900        606,213
                                                                      ----------
PAPER--0.5%
Kimberly-Clark Corp.                                       20,500      1,184,900
                                                                      ----------
                                                                       2,463,858
                                                                      ----------
CONSUMER MANUFACTURING--0.4%
MISCELLANEOUS--0.4%
Bunge Ltd.                                                 14,500        807,795
                                                                      ----------
HEALTH CARE--0.3%
MEDICAL SERVICES--0.3%
AmerisourceBergen Corp.                                    16,600        801,282
                                                                      ----------
NON-FINANCIAL--0.3%
BUILDING MATERIALS - CEMENT--0.3%
Martin Marietta Materials, Inc.                             5,800        620,774
                                                                      ----------
INDUSTRIAL COMMODITIES--0.2%
PAPER--0.2%
Smurfit-Stone Container Corp. (a)                          27,600        374,532
                                                                      ----------

                                                       Principal
                                                       Amount
Company                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
Total Common Stocks
   (cost $175,713,014)                                             $210,231,028
                                                                   ------------
SHORT - TERM INVESTMENT-4.6%
TIME DEPOSIT--4.6%
The Bank of New York
   3.75%, 4/03/06
   (cost $10,111,000)                                    $10,111     10,111,000
                                                                   ------------
TOTAL INVESTMENTS--100.4%
   (cost $185,824,014)                                              220,342,028
Other assets less liabilities--(0.4%)                                  (950,258)
                                                                   ------------
NET ASSETS--100%                                                   $219,391,770
                                                                   ============

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
FINANCE--27.5%
BANKING - MONEY CENTER--6.0%
JPMorgan Chase & Co.                                    2,750,000   $114,510,000
The Bank of New York Co., Inc.                            450,000     16,218,000
Wachovia Corp.                                            450,000     25,222,500
                                                                    ------------
                                                                     155,950,500
                                                                    ------------
BANKING - REGIONAL--3.5%
Bank of America Corp.                                   1,310,000     59,657,400
Northern Trust Corp.                                      600,000     31,500,000
                                                                    ------------
                                                                      91,157,400
                                                                    ------------
BROKERAGE & MONEY MANAGEMENT--1.8%
Merrill Lynch & Co., Inc.                                 300,000     23,628,000
The Goldman Sachs Group, Inc.                             146,800     23,041,728
                                                                    ------------
                                                                      46,669,728
                                                                    ------------
INSURANCE--7.8%
ACE Ltd.                                                  873,600     45,435,936
American International Group, Inc.                      1,650,000    109,048,500
Axis Capital Holdings Ltd.                              1,439,700     43,047,030
MetLife, Inc.                                             159,700      7,724,689
                                                                    ------------
                                                                     205,256,155
                                                                    ------------
MORTGAGE BANKING--3.5%
Fannie Mae                                              1,800,000     92,520,000
                                                                    ------------
MISCELLANEOUS--4.9%
AMBAC Financial Group, Inc.                                39,600      3,152,160
Citigroup, Inc.                                         2,634,500    124,427,435
State Street Corp.                                         29,700      1,794,771
                                                                    ------------
                                                                     129,374,366
                                                                    ------------
                                                                     720,928,149
                                                                    ------------
CONSUMER SERVICES--15.9%
BROADCASTING & CABLE--9.3%
CBS Corp. Cl. B                                           450,000     10,791,000
Comcast Corp. Cl. A (a)                                   600,000     15,696,000
Comcast Corp. Special Cl. A (a)                           350,000      9,142,000
News Corp. Cl. A                                        4,116,900     68,381,709
Time Warner, Inc.                                       5,430,700     91,181,453
Viacom, Inc. Cl. B (a)                                  1,050,000     40,740,000
Westwood One, Inc.                                        750,000      8,280,000
                                                                    ------------
                                                                     244,212,162
                                                                    ------------
RESTAURANT & LODGING--2.4%
Hilton Hotels Corp.                                     1,500,000     38,190,000
McDonald's Corp.                                          675,300     23,203,308
                                                                    ------------
                                                                      61,393,308
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
RETAIL - GENERAL MERCHANDISE--4.2%
Lowe's Cos., Inc.                                          34,400   $  2,216,736
The Gap, Inc.                                             366,200      6,840,616
The Home Depot, Inc.                                    2,400,000    101,520,000
                                                                    ------------
                                                                     110,577,352
                                                                    ------------
                                                                     416,182,822
                                                                    ------------
TECHNOLOGY--13.5%
COMMUNICATION EQUIPMENT--1.2%
Cisco Systems, Inc. (a)                                   449,000      9,729,830
Juniper Networks, Inc. (a)                                200,000      3,824,000
Motorola, Inc.                                            750,000     17,182,500
                                                                    ------------
                                                                      30,736,330
                                                                    ------------
COMPUTER HARDWARE/STORAGE--4.9%
EMC Corp. (a)                                           3,064,500     41,769,135
International Business Machines Corp. (IBM)             1,050,700     86,651,229
                                                                    ------------
                                                                     128,420,364
                                                                    ------------
COMPUTER SERVICES--0.6%
Fiserv, Inc. (a)                                          375,000     15,956,250
                                                                    ------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.4%
Applied Materials, Inc.                                 1,138,900     19,942,139
Kla-Tencor Corp.                                          365,200     17,661,072
                                                                    ------------
                                                                      37,603,211
                                                                    ------------
SEMICONDUCTOR COMPONENTS--0.2%
Advanced Micro Devices, Inc. (a)                          143,600      4,761,776
                                                                    ------------
SOFTWARE--5.2%
BEA Systems, Inc. (a)                                     845,500     11,101,415
Check Point Software Technologies Ltd. (a)                200,000      4,004,000
Microsoft Corp.                                         3,750,000    102,037,500
Oracle Corp. (a)                                        1,475,000     20,192,750
                                                                    ------------
                                                                     137,335,665
                                                                    ------------
                                                                     354,813,596
                                                                    ------------
ENERGY--9.2%
DOMESTIC PRODUCERS--1.6%
Apache Corp.                                               81,000      5,306,310
Noble Energy, Inc.                                        856,700     37,626,264
                                                                    ------------
                                                                      42,932,574
                                                                    ------------
INTERNATIONAL--4.2%
Chevron Corp.                                             800,000     46,376,000
Exxon Mobil Corp.                                       1,051,800     64,012,548
                                                                    ------------
                                                                     110,388,548
                                                                    ------------
OIL SERVICE--2.2%
Baker Hughes, Inc.                                        259,200     17,729,280
GlobalSantaFe Corp.                                        24,000      1,458,000
Nabors Industries Ltd. (a)                                515,000     36,863,700
                                                                    ------------
                                                                      56,050,980
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS--1.2%
ConocoPhillips                                            487,900   $ 30,810,885
                                                                    ------------
                                                                     240,182,987
                                                                    ------------
CAPITAL GOODS--8.1%
ELECTRICAL EQUIPMENT--1.8%
Emerson Electric Co.                                      560,000     46,832,800
                                                                    ------------
MISCELLANEOUS--6.3%
General Electric Co.                                    2,225,000     77,385,500
Illinois Tool Works, Inc.                                 212,100     20,427,351
United Technologies Corp.                               1,175,000     68,114,750
                                                                    ------------
                                                                     165,927,601
                                                                    ------------
                                                                     212,760,401
                                                                    ------------
CONSUMER STAPLES--7.3%
HOUSEHOLD PRODUCTS--1.8%
Colgate-Palmolive Co.                                     185,000     10,563,500
The Procter & Gamble Co.                                  650,000     37,453,000
                                                                    ------------
                                                                      48,016,500
                                                                    ------------
RETAIL - FOOD & DRUG--0.0%
CVS Corp.                                                   4,700        140,389
                                                                    ------------
TOBACCO--2.9%
Altria Group, Inc.                                        550,300     38,994,258
Loews Corp. - Carolina Group                              559,500     26,447,565
Reynolds American, Inc.                                   100,000     10,550,000
                                                                    ------------
                                                                      75,991,823
                                                                    ------------
MISCELLANEOUS--2.6%
Fortune Brands, Inc.                                      835,100     67,334,113
                                                                    ------------
                                                                     191,482,825
                                                                    ------------
HEALTH CARE--6.4%
DRUGS--2.6%
Eli Lilly & Co.                                           330,400     18,271,120
Forest Laboratories, Inc.(a)                              400,000     17,852,000
Merck & Co., Inc.                                         400,000     14,092,000
Pfizer, Inc.                                              764,800     19,058,816
                                                                    ------------
                                                                      69,273,936
                                                                    ------------
MEDICAL PRODUCTS--0.4%
Boston Scientific Corp. (a)                               418,400      9,644,120
                                                                    ------------
MEDICAL SERVICES--3.4%
Health Management Associates, Inc. Cl. A                  317,400      6,846,318
UnitedHealth Group, Inc.                                   73,100      4,083,366
WellPoint, Inc. (a)                                       992,100     76,818,303
                                                                    ------------
                                                                      87,747,987
                                                                    ------------
                                                                     166,666,043
                                                                    ------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
UTILITIES--4.9%
ELECTRIC & GAS UTILITY--0.8%
FirstEnergy Corp.                                      450,000   $   22,005,000
                                                                 --------------
TELEPHONE UTILITY--4.1%
AT&T, Inc.                                           1,977,500       53,471,600
BellSouth Corp.                                        700,000       24,255,000
Verizon Communications, Inc.                           855,700       29,145,142
                                                                 --------------
                                                                    106,871,742
                                                                 --------------
                                                                    128,876,742
                                                                 --------------
TRANSPORTATION--3.6%
AIR FREIGHT--2.7%
United Parcel Service, Inc. Cl. B                      900,000       71,442,000
                                                                 --------------
RAILROAD--0.9%
Union Pacific Corp.                                    240,000       22,404,000
                                                                 --------------
                                                                     93,846,000
                                                                 --------------
BASIC INDUSTRY--2.8%
CHEMICALS--2.8%
Air Products and Chemicals, Inc.                     1,025,000       68,869,750
E.I. du Pont de Nemours & Co.                          120,100        5,069,421
                                                                 --------------
                                                                     73,939,171
                                                                 --------------
CONSUMER MANUFACTURING--0.4%
TEXTILE PRODUCTS--0.4%
Building Materials Holding Corp.                       299,800       10,684,872
                                                                 --------------
Total Common Stocks
   (cost $2,287,517,656)                                          2,610,363,608
                                                                 --------------
SHORT-TERM INVESTMENT--1.6%
TIME DEPOSIT--1.6%
The Bank of New York
   3.75%, 4/03/06
   (cost $41,977,000)                               $   41,977       41,977,000
                                                                 --------------
TOTAL INVESTMENTS--101.2%
   (cost $2,329,494,656)                                          2,652,340,608
Other assets less liabilities--(1.2%)                               (31,777,435)
                                                                 --------------
NET ASSETS--100%                                                 $2,620,563,173
                                                                 ==============

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
TECHNOLOGY--33.8%
COMMUNICATION EQUIPMENT--7.4%
Corning, Inc. (a)                                           48,800   $ 1,313,208
Juniper Networks, Inc. (a)                                 362,700     6,934,824
Motorola, Inc.                                              32,100       735,411
QUALCOMM, Inc.                                             235,500    11,918,655
                                                                     -----------
                                                                      20,902,098
                                                                     -----------
COMPUTER HARDWARE/ STORAGE--5.6%
Apple Computer, Inc. (a)                                   167,700    10,518,144
EMC Corp. (a)                                              396,500     5,404,295
                                                                     -----------
                                                                      15,922,439
                                                                     -----------
COMPUTER SERVICES--0.7%
Infosys Technologies Ltd. (ADR)                             25,585     1,992,048
                                                                     -----------
INTERNET MEDIA--5.8%
Google, Inc. Cl. A (a)                                      35,200    13,728,000
Yahoo!, Inc. (a)                                            87,500     2,822,750
                                                                     -----------
                                                                      16,550,750
                                                                     -----------
SEMICONDUCTOR CAPITAL EQUIPMENT--0.5%
KLA-Tencor Corp.                                            28,600     1,383,096
                                                                     -----------
SEMICONDUCTOR COMPONENTS--8.7%
Advanced Micro Devices, Inc. (a)                           231,000     7,659,960
Broadcom Corp. Cl. A (a)                                   230,850     9,963,486
Marvell Technology Group Ltd. (a)                           98,100     5,307,210
NVIDIA Corp. (a)                                            28,600     1,637,636
                                                                     -----------
                                                                      24,568,292
                                                                     -----------
SOFTWARE--2.8%
Autodesk, Inc. (a)                                          35,400     1,363,608
Business Objects, SA  (ADR) (a)                             61,800     2,253,846
Microsoft Corp.                                             59,900     1,629,879
SAP AG (ADR)                                                49,400     2,683,408
                                                                     -----------
                                                                       7,930,741
                                                                     -----------
MISCELLANEOUS--2.3%
Amphenol Corp. Cl. A                                       124,000     6,470,320
                                                                     -----------
                                                                      95,719,784
                                                                     -----------
FINANCE--18.2%
BANKING - MONEY CENTER--1.3%
JPMorgan Chase & Co.                                        92,800     3,864,192
                                                                     -----------
BROKERAGE & MONEY MANAGEMENT--10.9%
Legg Mason, Inc.                                           104,900    13,147,117
Merrill Lynch & Co., Inc.                                   46,400     3,654,464

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
The Charles Schwab Corp.                                   172,300   $ 2,965,283
The Goldman Sachs Group, Inc.                               70,400    11,049,984
                                                                     -----------
                                                                      30,816,848
                                                                     -----------
INSURANCE--3.0%
American International Group, Inc.                         127,800     8,446,302
                                                                     -----------
MISCELLANEOUS--3.0%
Citigroup, Inc.                                            151,200     7,141,176
State Street Corp.                                          22,800     1,377,804
                                                                     -----------
                                                                       8,518,980
                                                                     -----------
                                                                      51,646,322
                                                                     -----------
HEALTH CARE--16.7%
BIOTECHNOLOGY--5.2%
Affymetrix, Inc. (a)                                        43,900     1,445,627
Genentech, Inc. (a)                                        107,600     9,093,276
Gilead Sciences, Inc. (a)                                   68,500     4,262,070
                                                                     -----------
                                                                      14,800,973
                                                                     -----------
DRUGS--2.5%
Eli Lilly & Co.                                             30,900     1,708,770
Merck & Co., Inc.                                           25,300       891,319
Teva Pharmaceutical Industries Ltd. (ADR)                  105,900     4,360,962
                                                                     -----------
                                                                       6,961,051
                                                                     -----------
MEDICAL PRODUCTS--2.4%
Alcon, Inc.                                                 33,600     3,503,136
St. Jude Medical, Inc. (a)                                  80,300     3,292,300
                                                                     -----------
                                                                       6,795,436
                                                                     -----------
MEDICAL SERVICES--6.6%
Caremark Rx, Inc. (a)                                       87,700     4,313,086
UnitedHealth Group, Inc.                                    57,500     3,211,950
WellPoint, Inc. (a)                                        145,000    11,227,350
                                                                     -----------
                                                                      18,752,386
                                                                     -----------
                                                                      47,309,846
                                                                     -----------
CONSUMER SERVICES--12.5%
ADVERTISING--1.1%
aQuantive, Inc. (a)                                         33,100       779,174
Getty Images, Inc. (a)                                      29,600     2,216,448
                                                                     -----------
                                                                       2,995,622
                                                                     -----------
APPAREL--1.3%
Coach, Inc. (a)                                             69,500     2,403,310
Urban Outfitters, Inc. (a)                                  56,500     1,386,510
                                                                     -----------
                                                                       3,789,820
                                                                     -----------
RETAIL - GENERAL MERCHANDISE--6.7%
eBay, Inc. (a)                                             198,700     7,761,222
Lowe's Cos., Inc.                                          128,815     8,300,839

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
The Home Depot, Inc.                                        71,100   $ 3,007,530
                                                                     -----------
                                                                      19,069,591
                                                                     -----------
MISCELLANEOUS--3.4%
CB Richard Ellis Group, Inc. (a)                            19,000     1,533,300
Corporate Executive Board Co.                               28,600     2,885,740
Iron Mountain, Inc. (a)                                     69,100     2,815,134
Strayer Education, Inc.                                     24,000     2,454,240
                                                                     -----------
                                                                       9,688,414
                                                                     -----------
                                                                      35,543,447
                                                                     -----------
CONSUMER MANUFACTURING--7.4%
BUILDING & RELATED--7.2%
Centex Corp.                                                65,700     4,072,743
D.R. Horton, Inc.                                           76,533     2,542,426
Lennar Corp. Cl. A                                          87,400     5,277,212
NVR, Inc. (a)                                                7,850     5,800,757
Pulte Homes, Inc.                                           73,500     2,823,870
                                                                     -----------
                                                                      20,517,008
                                                                     -----------
TEXTILE PRODUCTS--0.2%
Building Materials Holding Corp.                            15,000       534,600
                                                                     -----------
                                                                      21,051,608
                                                                     -----------
OIL & GAS FIELD SERVICE--3.3%
ENERGY EQUIPMENT & SERVICE--3.3%
Halliburton Co.                                             22,900     1,672,158
Schlumberger Ltd.                                           60,000     7,594,200
                                                                     -----------
                                                                       9,266,358
                                                                     -----------
AEROSPACE & DEFENSE--2.2%
AEROSPACE--1.2%
The Boeing Co.                                              41,800     3,257,474
                                                                     -----------
DEFENSE ELECTRONICS--1.0%
L-3 Communications Holdings, Inc.                           34,600     2,968,334
                                                                     -----------
                                                                       6,225,808
                                                                     -----------
CAPITAL GOODS--1.8%
MACHINERY--0.8%
Actuant Corp. CI. A                                         34,900     2,136,578
                                                                     -----------
MISCELLANEOUS--1.0%
United Technologies Corp.                                   48,500     2,811,545
                                                                     -----------
                                                                       4,948,123
                                                                     -----------
CONSUMER STAPLES--1.6%
HOUSEHOLD PRODUCTS--0.6%
The Procter & Gamble Co.                                    29,300     1,688,266
                                                                     -----------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
RETAIL - FOOD & DRUG--1.0%
Walgreen Co.                                               33,600   $  1,449,168
Whole Foods Market, Inc.                                   20,000      1,328,800
                                                                    ------------
                                                                       2,777,968
                                                                    ------------
                                                                       4,466,234
                                                                    ------------
MULTI-INDUSTRY COMPANIES--1.2%
Danaher Corp.                                              54,500      3,463,475
                                                                    ------------
BASIC INDUSTRY--0.4%
CHEMICALS--0.4%
Hexcel Corp. (a)                                           56,700      1,245,699
                                                                    ------------
Total Common Stocks
   (cost $198,849,069)                                               280,886,704
                                                                    ------------
SHORT-TERM INVESTMENT--0.5%
TIME DEPOSIT--0.5%
The Bank of New York
   3.75%, 4/03/06
   (cost $1,472,000)                                      $ 1,472      1,472,000
                                                                    ------------
TOTAL INVESTMENTS--99.6%
   (cost $200,321,069)                                               282,358,704
Other assets less liabilities--0.4%                                    1,050,601
                                                                    ------------
NET ASSETS--100%                                                    $283,409,305
                                                                    ============

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
INTERNATIONAL RESEARCH GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS--96.6%
FINANCE--27.4%
BANKING - MONEY CENTER--16.4%
Anglo Irish Bank Corp. Plc                                 47,858    $   788,048
Banco Bilbao Vizcaya Argentaria, SA                        52,334      1,090,393
BNP Paribas (a)                                             2,077        186,386
BNP Paribas, SA                                            23,305      2,156,815
Commerzbank AG                                             11,097        440,829
Credit Suisse Group                                        33,814      1,891,682
EFG Eurobank Ergasias                                      23,195        892,490
Kookmin Bank                                                6,630        568,273
Mitsubishi Tokyo Financial Group, Inc.                         95      1,444,728
Standard Chartered Plc                                     29,531        733,485
Sumitomo Mitsui Financial Group, Inc.                          79        872,024
UBS AG                                                     22,146      2,433,812
                                                                      ----------
                                                                      13,498,965
                                                                      ----------
BANKING - REGIONAL--1.6%
Allied Irish Banks Plc                                     24,164        574,923
Turkiye Is Bankasi (Isbank)                                89,710        745,360
                                                                      ----------
                                                                       1,320,283
                                                                      ----------
BROKERAGE & MONEY MANAGEMENT--3.3%
Man Group Plc                                              18,511        791,097
Nomura Holdings, Inc.                                      77,200      1,710,206
Partners Group (a)                                          2,700        171,902
                                                                      ----------
                                                                       2,673,205
                                                                      ----------
INSURANCE--5.6%
ING Groep N.V.                                             40,154      1,581,408
Prudential Plc                                             81,865        946,865
QBE Insurance Group Ltd.                                   78,609      1,229,382
Swiss Re                                                   11,627        810,278
                                                                      ----------
                                                                       4,567,933
                                                                      ----------
MISCELLANEOUS--0.5%
Aeon Credit Service Co., Ltd.                              14,400        435,867
                                                                      ----------
                                                                      22,496,253
                                                                      ----------
ENERGY--13.7%
INTERNATIONAL--5.5%
China Petroleum Chemical Corp. (Sinopec)                  614,000        358,355
ENI S.p.A                                                  13,905        395,947
LUKOIL (ADR)                                                8,134        676,749
Norsk Hydro ASA                                            10,170      1,406,892
Petroleo Brasilerio, SA (ADR)                              10,600        846,410
Total, SA                                                   3,109        819,640
                                                                      ----------
                                                                       4,503,993
                                                                      ----------
OIL SERVICE--8.2%
GlobalSantaFe Corp.                                        23,000      1,397,250
Nabors Industries Ltd. (a)                                 24,500      1,753,710
Petro-Canada                                               24,200      1,147,575

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Schlumberger Ltd.                                          19,700    $ 2,493,429
                                                                     -----------
                                                                       6,791,964
                                                                     -----------
                                                                      11,295,957
                                                                     -----------
HEALTH CARE--10.3%
DRUGS--7.6%
Gedeon Richter Rt                                           1,400        281,406
GlaxoSmithKline Plc                                        15,447        403,833
Hikma Pharmaceuticals Plc                                  45,463        315,754
Novartis AG                                                29,482      1,635,841
Roche Holding AG                                            8,891      1,321,322
Sanofi-Aventis, SA                                         14,319      1,357,850
Takeda Pharmaceutical Co., Ltd.                             8,100        460,766
Teva Pharmaceutical Industries Ltd. (ADR)                  12,100        498,278
                                                                     -----------
                                                                       6,275,050
                                                                     -----------
MEDICAL PRODUCTS--2.7%
Alcon, Inc.                                                 3,878        404,320
Essilor International, SA                                   6,376        567,768
Nobel Biocare Holding AG                                    2,435        542,565
Smith & Nephew Plc                                         38,618        342,046
Synthes, Inc.                                               2,869        314,919
                                                                     -----------
                                                                       2,171,618
                                                                     -----------
                                                                       8,446,668
                                                                     -----------
TECHNOLOGY--9.1%
COMMUNICATION EQUIPMENT--0.6%
Telefonaktiebolaget LM Ericsson                           102,179        385,998
Tim Participacoes, SA (ADR)                                 3,800        140,714
                                                                     -----------
                                                                         526,712
                                                                     -----------
COMPUTER HARDWARE/STORAGE--0.8%
NEC Corp.                                                  89,000        625,993
                                                                     -----------
COMPUTER PERIPHERALS--0.3%
LG.Philips LCD Co., Ltd. (a)                                5,600        251,398
                                                                     -----------
COMMUNICATION SERVICES--0.2%
Comstar United Telesystems (GDR) (a) (b)                   23,288        170,002
                                                                     -----------
COMPUTER SERVICES--0.6%
CapGemini, SA                                               9,250        502,695
                                                                     -----------
ELECTRONIC COMPONENTS--0.3%
LG.Philips LCD Co., Ltd. (ADR) (a)                         10,000        227,000
                                                                     -----------
INTERNET INFRASTRUCTURE--0.8%
Fastweb (a)                                                12,375        630,496
                                                                     -----------
SEMICONDUCTOR CAPITAL EQUIPMENT--0.3%
ASML Holding NV (a)                                        12,411        252,608
                                                                     -----------
SEMICONDUCTOR COMPONENTS--1.0%
Samsung Electronics Co., Ltd.                                 545        351,885

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Taiwan Semiconductor
   Manufacturing Co.,Ltd
   Merrill Lynch International
   & Co. warrants, expiring 11/22/10                      221,388     $  437,905
                                                                      ----------
                                                                         789,790
                                                                      ----------
SOFTWARE--1.7%
Business Objects, SA (a)                                   16,283        593,186
SAP AG                                                      3,894        845,616
                                                                      ----------
                                                                       1,438,802
                                                                      ----------
MISCELLANEOUS--2.5%
Canon, Inc.                                                12,200        805,134
HOYA Corp.                                                 13,900        559,719
Keyence Corp.                                               2,640        685,406
                                                                      ----------
                                                                       2,050,259
                                                                      ----------
                                                                       7,465,755
                                                                      ----------
CONSUMER SERVICES--8.3%
ADVERTISING--1.1%
WPP Group Plc                                              73,900        884,459
                                                                      ----------
BROADCASTING & CABLE--1.0%
Grupo Televisa S.A. (ADR)                                  16,800        334,320
Societe Television Francaise                               14,752        446,348
                                                                      ----------
                                                                         780,668
                                                                      ----------
CELLULAR COMMUNICATIONS--2.0%
America Movil, SA de CV (ADR)                              10,600        363,156
Mobile TeleSystems (ADR)                                    2,200         72,820
Orascom Telecom Holding SAE (GDR)                           4,148        226,896
Turkcell Iletisim Hizmetleri AS (Turkcell) (ADR)           12,300        205,041
Vodafone Group Plc                                        391,160        816,053
                                                                      ----------
                                                                       1,683,966
                                                                      ----------
ENTERTAINMENT & LEISURE--0.6%
Greek Organisation of Football Prognostics, SA             13,412        512,762
                                                                      ----------
PRINTING & PUBLISHING--0.5%
Naspers Ltd.                                               19,142        389,478
                                                                      ----------
RESTAURANTS & LODGING--0.7%
Accor, SA                                                  10,078        579,926
                                                                      ----------
RETAIL - GENERAL MERCHANDISE--1.6%
GUS Plc                                                    24,480        448,301
Luxottica Group SpA                                        32,278        888,403
                                                                      ----------
                                                                       1,336,704
                                                                      ----------
MISCELLANEOUS--0.8%
First Choice Holidays Plc                                  75,189        280,641
Li & Fung Ltd.                                            164,000        369,387
                                                                      ----------
                                                                         650,028
                                                                      ----------
                                                                       6,817,991
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

CONSUMER MANUFACTURING--6.3%
AUTO & RELATED--2.7%
Bridgestone Corp.                                          20,000     $  416,878
Denso Corp.                                                12,300        486,198
Toyota Motor Corp.                                         25,000      1,361,230
                                                                      ----------
                                                                       2,264,306
                                                                      ----------
BUILDING & RELATED--3.3%
CRH Plc                                                    36,946      1,290,556
Rinker Group Ltd.                                          35,185        495,945
Vinci, SA                                                   9,198        905,074
                                                                      ----------
                                                                       2,691,575
                                                                      ----------
MISCELLANEOUS--0.3%
Largan Precision Co., Ltd.                                 16,000        258,393
                                                                      ----------
                                                                       5,214,274
                                                                      ----------
CONSUMER STAPLES--5.8%
BEVERAGES--1.6%
Pernod Ricard, SA                                           2,617        500,759
SABMiller Plc                                              40,747        802,772
                                                                      ----------
                                                                       1,303,531
                                                                      ----------
FOOD--1.5%
Nestle, SA                                                  4,168      1,234,192
                                                                      ----------
RETAIL - FOOD & DRUG--0.8%
Tesco Plc                                                 117,289        671,603
                                                                      ----------
TOBACCO--1.1%
Altadis, SA                                                 9,137        409,160
British American Tobacco Plc                               19,071        461,376
                                                                      ----------
                                                                         870,536
                                                                      ----------
MISCELLANEOUS--0.8%
Punch Taverns Plc                                          47,509        693,985
                                                                      ----------
                                                                       4,773,847
                                                                      ----------
CAPITAL GOODS--5.1%
ELECTRICAL EQUIPMENT--2.4%
Atlas Copco AB                                             43,046      1,209,237
Fujikura Ltd.                                              32,000        361,813
Yamada Denki Co., Ltd.                                      3,500        404,855
                                                                      ----------
                                                                       1,975,905
                                                                      ----------
ENGINEERING & CONSTRUCTION--1.6%
Obayashi Corp.                                             26,000        211,511
Vinci, SA- Rights, expiring 4/12/06 (a)                     9,198         19,730
WorleyParsons Ltd.                                         77,600      1,045,526
                                                                      ----------
                                                                       1,276,767
                                                                      ----------
MACHINERY--0.7%
KOMATSU Ltd.                                               32,000        610,322
                                                                      ----------
MISCELLANEOUS--0.4%
Nitto Denko Corp.                                           3,700        313,801
                                                                      ----------
                                                                       4,176,795
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

BASIC INDUSTRY--4.1%
CHEMICALS--0.8%
Hitachi Chemical Co., Ltd.                                 22,800    $   654,823
                                                                     -----------
MINING & METALS--3.3%
Alumina Ltd.                                               86,000        454,441
China Shenhua Energy Co., Ltd. (a)                        493,000        865,958
Rio Tinto Plc                                              27,379      1,404,276
                                                                     -----------
                                                                       2,724,675
                                                                     -----------
                                                                       3,379,498
                                                                     -----------
UTILITIES--2.9%
ELECTRIC & GAS UTILITY--0.7%
Datang International Power Generation Co., Ltd.           128,800         81,142
Gaz de France                                              13,900        501,226
                                                                     -----------
                                                                         582,368
                                                                     -----------
TELEPHONE UTILITY--2.1%
Nippon Telegraph & Telephone Corp.                             49        209,636
Telecom Italia SpA                                        103,190        300,517
Telefonica, SA                                             36,141        566,001
Telekom Austria AG                                         13,190        310,508
TeliaSonera AB                                             55,008        329,375
                                                                     -----------
                                                                       1,716,037
                                                                     -----------
MISCELLANEOUS--0.1%
Suez SA                                                     1,221         47,985
                                                                     -----------
                                                                       2,346,390
                                                                     -----------
AEROSPACE & DEFENSE--2.2%
AEROSPACE--2.2%
BAE Systems Plc                                           147,092      1,072,370
European Aeronautic Defence & Space Co.                    16,918        710,749
                                                                     -----------
                                                                       1,783,119
                                                                     -----------
MULTI-INDUSTRY COMPANIES--1.4%
Mitsubishi Corp.                                           15,600        355,692
Mitsui & Co., Ltd.                                         39,000        563,273
Rotork Plc                                                 21,684        261,426
                                                                     -----------
                                                                       1,180,391
                                                                     -----------
Total Common Stocks & Other Investments
   (cost $59,237,699)                                                 79,376,938
                                                                     -----------

                                                       Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--2.7%
TIME DEPOSIT--2.7%
The Bank of New York
   3.75%, 4/03/06
   (cost $2,211,000)                                       $2,211    $ 2,211,000
                                                                     -----------
TOTAL INVESTMENTS--99.3%
   (cost $61,448,699)                                                 81,587,938
Other assets less liabilities--0.7%                                      582,196
                                                                     -----------
NET ASSETS--100%                                                     $82,170,134
                                                                     ===========

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $170,002 or 0.2% of net assets.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN

March 31, 2006 (unaudited)

COUNTRY                                     U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Japan                                        $13,549,877                   16.5%
United Kingdom                                11,330,340                   13.8
Switzerland                                   10,760,834                   13.1
France                                         9,896,138                   12.1
Netherlands                                    4,327,445                    5.3
Australia                                      3,225,293                    3.9
Ireland                                        2,653,527                    3.2
Italy                                          2,215,363                    2.7
Spain                                          2,065,554                    2.5
Sweden                                         1,924,610                    2.3
Bermuda                                        1,753,710                    2.1
Norway                                         1,406,892                    1.7
Greece                                         1,405,252                    1.7
South Korea                                    1,398,556                    1.7
Cayman Island                                  1,397,250                    1.7
Germany                                        1,286,443                    1.6
China                                          1,224,313                    1.5
Canada                                         1,147,575                    1.4
Brazil                                           987,124                    1.2
Turkey                                           950,401                    1.2
Russia                                           919,571                    1.1
Other                                          3,550,870                    4.3
                                            ------------------------------------
Total Investments*                            79,376,938                   96.6
Cash and receivables, net of liabilities       2,793,196                    3.4
                                            ------------------------------------
Net Assets                                   $82,170,134                  100.0%
--------------------------------------------------------------------------------

*    Excludes short-term investments.

All data are as of March 31, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Austria, Egypt, Hong Kong, Hungary, Israel, Mexico, South Africa and Taiwan.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
TECHNOLOGY--30.9%
COMMUNICATION EQUIPMENT--9.6%
Corning, Inc. (a)                                       1,294,400   $ 34,832,304
Juniper Networks, Inc. (a)                              1,273,900     24,356,968
Motorola, Inc.                                            287,600      6,588,916
QUALCOMM, Inc.                                            975,200     49,354,872
                                                                    ------------
                                                                     115,133,060
                                                                    ------------
COMPUTER HARDWARE/STORAGE--3.5%
Apple Computer, Inc. (a)                                  665,600     41,746,432
                                                                    ------------
COMPUTER PERIPHERALS--1.4%
Network Appliance, Inc. (a)                               472,600     17,027,778
                                                                    ------------
INTERNET MEDIA--6.3%
Google, Inc. Cl. A (a)                                    134,440     52,431,600
Yahoo!, Inc. (a)                                          727,700     23,475,602
                                                                    ------------
                                                                      75,907,202
                                                                    ------------
SEMICONDUCTOR CAPITAL EQUIPMENT--0.7%
KLA-Tencor Corp.                                          184,900      8,941,764
                                                                    ------------
SEMICONDUCTOR COMPONENTS--7.7%
Advanced Micro Devices, Inc. (a)                          849,300     28,162,788
Broadcom Corp. Cl. A (a)                                  980,750     42,329,170
Marvell Technology Group Ltd. (a)                         324,100     17,533,810
NVIDIA Corp. (a)                                           71,200      4,076,912
                                                                    ------------
                                                                      92,102,680
                                                                    ------------
SOFTWARE--1.7%
Microsoft Corp.                                           773,100     21,036,051
                                                                    ------------
                                                                     371,894,967
                                                                    ------------
HEALTH CARE--21.8%
BIOTECHNOLOGY--6.7%
Amgen, Inc. (a)                                           165,000     12,003,750
Genentech, Inc. (a)                                       523,200     44,215,632
Gilead Sciences, Inc. (a)                                 364,700     22,691,634
Monsanto Co.                                               14,900      1,262,775
                                                                    ------------
                                                                      80,173,791
                                                                    ------------
DRUGS--3.2%
Teva Pharmaceutical Industries Ltd. (ADR)                 943,300     38,845,094
                                                                    ------------
MEDICAL PRODUCTS--3.9%
Alcon, Inc.                                               293,500     30,600,310
St. Jude Medical, Inc. (a)                                387,085     15,870,485
                                                                    ------------
                                                                      46,470,795
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MEDICAL SERVICES--8.0%
Caremark Rx, Inc. (a)                                     410,200   $ 20,173,636
Medco Health Solutions, Inc. (a)                           87,900      5,029,638
UnitedHealth Group, Inc.                                  581,800     32,499,348
WellPoint, Inc. (a)                                       505,600     39,148,608
                                                                    ------------
                                                                      96,851,230
                                                                    ------------
                                                                     262,340,910
                                                                    ------------
FINANCE--15.9%
BANKING - MONEY CENTER--3.2%
JPMorgan Chase & Co.                                      464,000     19,320,960
UBS AG                                                    179,200     19,706,624
                                                                    ------------
                                                                      39,027,584
                                                                    ------------
BANKING - REGIONAL--1.1%
Northern Trust Corp.                                      254,100     13,340,250
                                                                    ------------
BROKERAGE & MONEY MANAGEMENT--8.2%
Franklin Resources, Inc.                                  277,200     26,123,328
Legg Mason, Inc.                                          221,690     27,784,408
Merrill Lynch & Co., Inc.                                 264,300     20,816,268
The Goldman Sachs Group, Inc.                             153,100     24,030,576
                                                                    ------------
                                                                      98,754,580
                                                                    ------------
INSURANCE--3.0%
ACE Ltd.                                                  126,200      6,563,662
American International Group, Inc.                        443,092     29,283,950
                                                                    ------------
                                                                      35,847,612
                                                                    ------------
MISCELLANEOUS--0.4%
NASDAQ Stock Market, Inc. (a)                             111,500      4,464,460
                                                                    ------------
                                                                     191,434,486
                                                                    ------------
CONSUMER SERVICES--11.0%
CELLULAR COMMUNICATIONS--0.8%
America Movil, SA de CV (ADR)                             270,800      9,277,608
                                                                    ------------
RESTAURANT & LODGING--2.2%
Las Vegas Sands Corp. (a)                                 130,600      7,399,796
McDonald's Corp.                                          350,400     12,039,744
Starbucks Corp. (a)                                       205,900      7,750,076
                                                                    ------------
                                                                      27,189,616
                                                                    ------------
RETAIL - GENERAL MERCHANDISE--8.0%
eBay, Inc. (a)                                          1,096,000     42,809,760
Lowe's Cos., Inc.                                         431,800     27,825,192
Target Corp.                                              493,000     25,640,930
                                                                    ------------
                                                                      96,275,882
                                                                    ------------
                                                                     132,743,106
                                                                    ------------

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
ENERGY--9.7%
OIL SERVICE--9.7%
Baker Hughes, Inc.                                      132,400   $    9,056,160
GlobalSantaFe Corp.                                     215,000       13,061,250
Halliburton Co.                                         787,550       57,506,901
Nabors Industries Ltd. (a)                              397,600       28,460,208
Schlumberger Ltd.                                        64,200        8,125,794
                                                                  --------------
                                                                     116,210,313
                                                                  --------------
CONSUMER STAPLES--6.2%
HOUSEHOLD PRODUCTS--4.3%
The Procter & Gamble Co.                                896,100       51,633,282
                                                                  --------------
RETAIL - FOOD & DRUG--1.9%
Walgreen Co.                                            304,800       13,146,024
Whole Foods Market, Inc.                                136,200        9,049,128
                                                                  --------------
                                                                      22,195,152
                                                                  --------------
                                                                      73,828,434
                                                                  --------------
AEROSPACE & DEFENSE--3.1%
AEROSPACE--3.1%
Boeing Co.                                              421,000       32,808,530
Rockwell Collins, Inc.                                   79,000        4,451,650
                                                                  --------------
                                                                      37,260,180
                                                                  --------------
CAPITAL GOODS--0.7%
MISCELLANEOUS--0.7%
General Electric Co.                                    246,700        8,580,226
                                                                  --------------
Total Common Stocks
   (cost $937,956,836)                                             1,194,292,622
                                                                  --------------
SHORT-TERM INVESTMENT--0.2%
TIME DEPOSIT--0.2%
The Bank of New York
   3.75%, 4/03/06
   (cost $2,590,000)                                   $  2,590        2,590,000
                                                                  --------------
TOTAL INVESTMENTS--99.5%
   (cost $940,546,836)                                             1,196,882,622
Other assets less liabilities--0.5%                                    6,413,739
                                                                  --------------
NET ASSETS--100%                                                  $1,203,296,361
                                                                  ==============

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERRIES FUND
SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
CONSUMER SERVICES--25.9%
ADVERTISING--3.6%
Administaff, Inc.                                           25,500   $ 1,386,180
Digitas, Inc. (a)                                          109,600     1,578,240
                                                                     -----------
                                                                       2,964,420
                                                                     -----------
APPAREL--1.4%
Carter's, Inc. (a)                                          17,700     1,194,573
                                                                     -----------
BROADCASTING & CABLE--1.2%
Entravision Communications Corp. Cl. A (a)                 109,000       998,440
                                                                     -----------
ENTERTAINMENT/ LEISURE--2.1%
Sunterra Corp. (a)                                          60,500       863,940
THQ, Inc. (a)                                               32,050       829,774
                                                                     -----------
                                                                       1,693,714
                                                                     -----------
PRINTING & PUBLISHING--1.4%
VistaPrint Ltd. (a)                                         38,100     1,137,285
                                                                     -----------
RESTAURANT & LODGING--1.4%
Orient-Express Hotels Ltd.                                  29,000     1,137,670
                                                                     -----------
RETAIL - GENERAL MERCHANDISE--3.2%
Coldwater Creek, Inc. (a)                                   29,050       807,590
MarineMax, Inc. (a)                                         28,400       951,968
Select Comfort Corp. (a)                                    23,000       909,650
                                                                     -----------
                                                                       2,669,208
                                                                     -----------
MISCELLANEOUS--11.6%
Bright Horizons Family Solutions, Inc. (a)                  25,900     1,003,107
Huron Consulting Group, Inc. (a)                            32,247       976,762
Insight Enterprises, Inc. (a)                               36,200       796,762
Laureate Education, Inc. (a)                                22,520     1,202,118
Life Time Fitness, Inc. (a)                                 25,700     1,204,045
MSC Industrial Direct Co., Inc. Cl. A                       17,100       923,742
Nutri/System, Inc. (a)                                      22,000     1,045,440
Resources Connection, Inc. (a)                              51,400     1,280,374
Strayer Education, Inc.                                     10,800     1,104,408
                                                                     -----------
                                                                       9,536,758
                                                                     -----------
                                                                      21,332,068
                                                                     -----------
TECHNOLOGY--24.5%
COMMUNICATION EQUIPMENT--1.1%
Witness Systems, Inc. (a)                                   37,400       949,960
                                                                     -----------
COMMUNICATION SERVICES--0.7%
NTELOS Holdings Corp. (a)                                   44,000       616,440
                                                                     -----------

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
COMPUTER HARDWARE/STORAGE--1.0%
Avocent Corp. (a)                                           24,700   $   783,978
                                                                     -----------
COMPUTER SERVICES--2.5%
Euronet Worldwide, Inc. (a)                                 42,600     1,611,558
Global Cash Access, Inc. (a)                                23,600       413,472
                                                                     -----------
                                                                       2,025,030
                                                                     -----------
CONTRACT MANUFACTURING--1.0%
Semtech Corp. (a)                                           46,100       824,729
                                                                     -----------
SEMICONDUCTOR COMPONENTS--8.4%
Atheros Communications, Inc. (a)                            42,000     1,099,980
Entegris, Inc. (a)                                          68,900       733,096
Intergrated Device Technologies, Inc. (a)                  100,700     1,496,402
Micrel, Inc. (a)                                            56,600       838,812
Microsemi Corp. (a)                                         35,400     1,030,494
ON Semiconductor Corp. (a)                                  79,500       577,170
Sirf Technology Holdings, Inc. (a)                          22,400       793,184
Vimicro International Corp. (ADR) (a)                       17,000       306,000
                                                                     -----------
                                                                       6,875,138
                                                                     -----------
SOFTWARE--8.6%
American Reprographics Co. (a)                                 900        31,221
Audible, Inc. (a)                                           46,200       485,562
DealerTrack Holdings, Inc. (a)                              37,600       801,256
Electronics for Imaging, Inc. (a)                           52,800     1,476,816
FileNET Corp. (a)                                           34,700       937,594
Informatica Corp. (a)                                       85,400     1,327,970
Quest Software, Inc. (a)                                    74,800     1,249,160
VeriFone Holdings, Inc. (a)                                 24,600       745,134
                                                                     -----------
                                                                       7,054,713
                                                                     -----------
MISCELLANEOUS--1.2%
Exar Corp. (a)                                              37,300       532,644
Micros Systems, Inc. (a)                                     3,600       165,852
Wind River Systems, Inc. (a)                                25,800       321,210
                                                                     -----------
                                                                       1,019,706
                                                                     -----------
                                                                      20,149,694
                                                                     -----------
HEALTH CARE--16.0%
BIOTECHNOLOGY--5.2%
Abgenix, Inc. (a)                                           13,400       301,500
Coley Pharmaceutical Group, Inc. (a)                        12,700       192,405
Cubist Pharmaceuticals, Inc. (a)                            16,000       367,520
CV Therapeutics, Inc. (a)                                    7,700       170,016
Meridian Bioscience, Inc.                                   22,700       612,446
Momenta Pharmaceuticals, Inc. (a)                            4,100        80,606
Nektar Therapeutics (a)                                     10,500       213,990
Neopharm, Inc. (a)                                          40,700       340,252
PDL BioPharma, Inc. (a)                                     25,900       849,520
Senomyx, Inc. (a)                                           39,200       645,232
Telik, Inc. (a)                                             14,400       278,784
Zymogenetics, Inc. (a)                                       9,400       203,228
                                                                     -----------
                                                                       4,255,499
                                                                     -----------

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--4.2%
Abaxis, Inc. (a)                                            40,700   $   923,076
ArthroCare Corp. (a)                                        21,000     1,004,220
Dexcom Inc. (a)                                             20,400       413,508
OraSure Technologies, Inc. (a)                              38,200       393,460
Renovis, Inc. (a)                                           10,800       230,256
Ventana Medical Systems, Inc. (a)                           12,000       501,240
                                                                     -----------
                                                                       3,465,760
                                                                     -----------
MEDICAL SERVICES--5.8%
Biomarin Pharmaceutical Inc. (a)                            15,300       205,326
Psychiatric Solutions, Inc. (a)                             43,100     1,427,903
Stericycle, Inc. (a)                                        14,290       966,290
United Surgical Partners International, Inc. (a)            23,600       835,676
WellCare Health Plans, Inc. (a)                             29,469     1,339,071
                                                                     -----------
                                                                       4,774,266
                                                                     -----------
MISCELLANEOUS--0.8%
IRIS International, Inc. (a)                                40,200       628,326
                                                                     -----------
                                                                      13,123,851
                                                                     -----------
ENERGY--10.3%
OIL SERVICE--8.7%
Bill Barrett Corp. (a)                                      23,600       769,124
CARBO Ceramics, Inc.                                        10,400       591,864
Core Laboratories NV (a)                                    18,684       888,424
Dril-Quip, Inc. (a)                                         13,100       928,135
FMC Technologies, Inc. (a)                                  15,800       809,276
Helmerich & Payne, Inc.                                      8,000       558,560
Range Resources Corp.                                       26,300       718,253
Superior Well Services, Inc. (a)                            15,700       456,399
Tesco Corp. (a)                                             17,300       329,392
W-H Energy Services, Inc. (a)                               16,900       751,881
Whiting Petroleum Corp. (a)                                  7,900       323,821
                                                                     -----------
                                                                       7,125,129
                                                                     -----------
PIPELINES--0.9%
Hydril Co. (a)                                               9,900       771,705
                                                                     -----------
MISCELLANEOUS--0.7%
Brigham Exploration Co. (a)                                 32,500       284,700
EXCO Resources, Inc. (a)                                    26,400       330,792
                                                                     -----------
                                                                         615,492
                                                                     -----------
                                                                       8,512,326
                                                                     -----------
FINANCE--6.4%
BANKING - MONEY CENTER--0.8%
Capitol Bancorp Ltd.                                         4,500       210,375
Community Bancorp (a)                                       13,000       402,610
                                                                     -----------
                                                                         612,985
                                                                     -----------
BROKERAGE & MONEY MANAGEMENT--3.3%
Affiliated Managers Group, Inc. (a)                          8,900       948,829
Greenhill & Co., Inc.                                       15,900     1,051,149
optionsXpress Holdings, Inc.                                24,800       721,184
                                                                     -----------
                                                                       2,721,162
                                                                     -----------

                                                                            U.S.
Company                                                      Shares      $ Value
--------------------------------------------------------------------------------
INSURANCE--0.6%
Primus Guaranty Ltd. (a)                                     44,730   $  498,739
                                                                      ----------
MISCELLANEOUS--1.7%
Clayton Holdings, Inc. (a)                                   23,300      491,164
Morningstar, Inc. (a)                                        20,200      904,354
                                                                      ----------
                                                                       1,395,518
                                                                      ----------
                                                                       5,228,404
                                                                      ----------
CAPITAL GOODS--5.2%
ELECTRICAL EQUIPMENT--1.1%
Essex Corp. (a)                                              39,800      876,396
                                                                      ----------
MACHINERY--2.1%
Actuant Corp. Cl. A                                          17,200    1,052,984
Oshkosh Truck Corp.                                          11,400      709,536
                                                                      ----------
                                                                       1,762,520
                                                                      ----------
MISCELLANEOUS--2.0%
IDEX Corp.                                                   17,770      927,061
Simpson Manufacturing Co., Inc.                              16,700      723,110
                                                                      ----------
                                                                       1,650,171
                                                                      ----------
                                                                       4,289,087
                                                                      ----------
BASIC INDUSTRY--4.6%
CHEMICALS--2.0%
Hexcel Corp. (a)                                             62,700    1,377,519
NuCo2, Inc. (a)                                               9,000      285,660
                                                                      ----------
                                                                       1,663,179
                                                                      ----------
MINING & METALS--0.9%
Allegheny Technologies, Inc.                                 12,560      768,421
                                                                      ----------
MISCELLANEOUS--1.7%
Knoll, Inc.                                                  42,400      903,968
US Concrete, Inc. (a)                                        32,300      467,058
                                                                      ----------
                                                                       1,371,026
                                                                      ----------
                                                                       3,802,626
                                                                      ----------
TRANSPORTATION--2.2%
AIR FREIGHT--1.0%
UTI Worldwide, Inc.                                          25,800      815,280
                                                                      ----------
SHIPPING--1.2%
Kirby Corp. (a)                                              14,900    1,014,839
                                                                      ----------
                                                                       1,830,119
                                                                      ----------
MULTI-INDUSTRY COMPANIES--1.4%
Chemed Corp.                                                 19,500    1,157,130
                                                                      ----------

                                                        Shares or
                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
CONSUMER MANUFACTURING--0.9%
MISCELLANEOUS--0.9%
Astec Industries, Inc. (a)                                 19,900   $   714,410
                                                                    -----------
CONSUMER STAPLES--0.8%
FOOD--0.8%
Hain Celestial Group, Inc. (a)                             23,900       625,941
                                                                    -----------
Total Common Stocks
   (cost $58,869,958)                                                80,765,656
                                                                    -----------
SHORT-TERM INVESTMENT--2.6%
TIME DEPOSIT--2.6%
The Bank of New York
   3.75%, 4/03/06
   (cost $2,153,000)                                      $ 2,153     2,153,000
                                                                    -----------
TOTAL INVESTMENTS--100.8%
   (cost $61,022,958)                                                82,918,656
Other assets less liabilities--(0.8%)                                  (693,044)
                                                                    -----------
NET ASSETS--100%                                                    $82,225,612
                                                                    ===========

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
GLOBAL TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--97.3%
TECHNOLOGY--87.8%
COMMUNICATION EQUIPMENT--19.0%
Alcatel, SA                                               233,431    $ 3,588,928
Ciena Corp. (a)                                           241,900      1,260,299
Cisco Systems, Inc. (a)                                   471,500     10,217,405
Corning, Inc. (a)                                         100,200      2,696,382
JDS Uniphase Corp. (a)                                    467,900      1,951,143
Juniper Networks, Inc. (a)                                177,050      3,385,196
Motorola, Inc.                                            327,600      7,505,316
Nokia Oyj                                                 126,916      2,623,805
QUALCOMM, Inc.                                            279,000     14,120,190
Telefonaktiebolaget LM Ericsson                           674,030      2,546,257
                                                                     -----------
                                                                      49,894,921
                                                                     -----------
COMMUNICATION SERVICES--0.6%
Neustar, Inc. Cl. A (a)                                    52,600      1,630,600
                                                                     -----------
COMPUTER HARDWARE/STORAGE/PERIPHERALS--15.2%
Apple Computer, Inc. (a)                                  156,300      9,803,136
Electronics for Imaging, Inc. (a)                          46,000      1,286,620
EMC Corp. (a)                                             341,963      4,660,956
International Business Machines Corp. (IBM)               145,100     11,966,397
NEC Corp.                                                 595,000      4,185,010
QLogic Corp. (a)                                           94,600      1,830,510
Rackable Systems, Inc. (a)                                 50,900      2,690,065
Sun Microsystems, Inc. (a)                                659,400      3,382,722
                                                                     -----------
                                                                      39,805,416
                                                                     -----------
COMPUTER SERVICES--4.7%
Accenture Ltd. Cl. A                                       60,000      1,804,200
Alliance Data Systems Corp. (a)                            47,500      2,221,575
Cap Gemini, SA                                             66,644      3,621,797
Fiserv, Inc. (a)                                           60,725      2,583,849
Infosys Technologies Ltd. (ADR)                            27,900      2,172,294
                                                                     -----------
                                                                      12,403,715
                                                                     -----------
CONTRACT MANUFACTURING--1.3%
HON HAI Precision Industry Co., Ltd.
(Citigroup Global Markets), warrants expiring
   1/17/07 (a) (b)                                        559,934      3,467,447
                                                                     -----------
ELECTRONIC COMPONENTS--1.3%
Foxconn Technology Co., Ltd.                              308,000      1,955,479
LG. Philips LCD Co., Ltd. (ADR) (a)                        61,100      1,386,970
                                                                     -----------
                                                                       3,342,449
                                                                     -----------
INTERNET--8.5%
Akamai Technologies, Inc. (a)                              74,300      2,443,727
Fastweb                                                    38,296      1,951,150
Google, Inc. Cl. A (a)                                     32,100     12,519,000
Yahoo!, Inc. (a)                                          167,900      5,416,454
                                                                     -----------
                                                                      22,330,331
                                                                     -----------

Company                                                    Shares    U.S.$ Value
--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT--2.9%
Applied Materials, Inc.                                    99,400   $  1,740,494
ASML Holding N.V. (a)                                     144,401      2,939,073
KLA-Tencor Corp.                                           60,600      2,930,616
                                                                    ------------
                                                                       7,610,183
                                                                    ------------
SEMICONDUCTOR COMPONENTS--11.5%
Advanced Micro Devices, Inc. (a)                          134,600      4,463,336
Atheros Communications (a)                                 67,700      1,773,063
Broadcom Corp. Cl. A (a)                                  258,050     11,137,438
Intersil Corp.                                             87,800      2,539,176
Marvell Technology Group Ltd. (a)                          59,600      3,224,360
Samsung Electronics Co., Ltd. (GDR) (b)                    11,404      3,697,072
Silicon Laboratories, Inc. (a)                              3,700        203,315
SiRF Technology Holdings, Inc. (a)                         26,400        934,824
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)        203,837      2,050,600
                                                                    ------------
                                                                      30,023,184
                                                                    ------------
SOFTWARE--16.8%
Activision, Inc. (a)                                      128,866      1,777,062
Adobe Systems, Inc. (a)                                    65,300      2,280,276
Amdocs Ltd. (a)                                            63,400      2,286,204
BEA Systems, Inc. (a)                                     184,000      2,415,920
Business Objects, SA (a)                                   83,633      3,046,734
Citrix Systems, Inc. (a)                                   80,000      3,032,000
Microsoft Corp.                                           632,200     17,202,161
NAVTEQ Corp. (a)                                           22,200      1,124,430
Salesforce.com, Inc. (a)                                   33,700      1,224,321
SAP AG (ADR)                                              175,550      9,535,876
                                                                    ------------
                                                                      43,924,984
                                                                    ------------
MISCELLANEOUS--6.0%
Canon, Inc.                                               117,800      7,774,162
Hoya Corp.                                                195,700      7,880,353
                                                                    ------------
                                                                      15,654,515
                                                                    ------------
                                                                     230,087,745
                                                                    ------------
CONSUMER SERVICES--6.7%
ADVERTISING--0.9%
aQuantive, Inc. (a)                                        96,900      2,281,026
                                                                    ------------
BROADCASTING & CABLE--0.9%
Time Warner, Inc.                                         133,400      2,239,786
                                                                    ------------
CELLULAR COMMUNICATIONS--4.0%
America Movil, SA de CV (ADR)                             270,900      9,281,034
OAO Vimpel-Communications (ADR) (a)                        29,400      1,264,494
                                                                    ------------
                                                                      10,545,528
                                                                    ------------
RETAIL - GENERAL MERCHANDISE--0.9%
eBay, Inc. (a)                                             60,400      2,359,224
                                                                    ------------
                                                                      17,425,564
                                                                    ------------

Company                                                    Shares    U.S.$ Value
--------------------------------------------------------------------------------
UTILITIES--1.7%
TELEPHONE UTILITY--1.7%
AT&T, Inc.                                                 70,300   $  1,900,912
Comstar United Telesystems (GDR) (a) (b)                  181,522      1,325,111
Sprint Nextel Corp.                                        50,539      1,305,928
                                                                    ------------
                                                                       4,531,951
                                                                    ------------
CONSUMER MANUFACTURING--0.6%
APPLIANCES--0.6%
Sony Corp.                                                 31,600      1,455,764
                                                                    ------------
CAPITAL GOODS--0.5%
MISCELLANEOUS--0.5%
NITTO DENKO Corp.                                          15,500      1,314,570
                                                                    ------------
Total Common Stocks & Other Investments
   (cost $208,185,328)                                               254,815,594
                                                                    ------------
SHORT-TERM INVESTMENT--1.4%
TIME DEPOSIT--1.4%
The Bank of New York
   3.75%, 4/03/06
   (cost $3,605,000)                                     $  3,605      3,605,000
                                                                    ------------
Total Investments--98.7%
   (cost $211,790,328)                                               258,420,594
Other assets less liabilities--1.3%                                    3,494,156
                                                                    ------------
NET ASSETS--100%                                                    $261,914,750
                                                                    ------------

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2006, the aggregate market value of these securities amounted to $8,489,630 or 3.2 % of net assets.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN
March 31, 2006 (unaudited)

COUNTRY                                    U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
United States                              $168,436,850            64.3%
Japan                                        22,609,859             8.6
France                                       10,257,459             3.9
Germany                                       9,535,876             3.6
Mexico                                        9,281,034             3.6
Taiwan                                        7,473,526             2.9
South Korea                                   5,084,042             1.9
Bermuda                                       5,028,560             1.9
Netherlands                                   2,939,073             1.1
Finland                                       2,623,805             1.0
Russia                                        2,589,605             1.0
Sweden                                        2,546,257             1.0
Other                                         6,409,648             2.5
                                           ------------   ----------------------
Total Investments*                          254,815,594            97.3
Cash and receivables, net of liabilities      7,099,156             2.7
                                           ------------   ----------------------
Net Assets                                 $261,914,750           100.0%

*    Excludes short-term investments.

All data are as of March 31, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Guernsey Channel Islands, India and Italy.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--94.8%
FINANCE--26.0%
BANKING - MONEY CENTER--11.8%
Allied Irish Banks Plc                                      42,542   $ 1,013,348
Banco Bilbao Vizcaya Argentaria, SA                         86,351     1,799,147
Bank Hapoalim Ltd.                                         209,200       968,493
BNP Paribas, SA                                             14,973     1,385,711
BNP Paribas (a)                                              1,497       134,338
Credit Suisse Group                                         30,202     1,689,613
Icici Bank Ltd.                                             26,733       352,026
Kookmin Bank (ADR)                                          14,239     1,217,719
Kookmin Bank (a)                                            15,570     1,334,541
Mitsubishi Tokyo Financial Group, Inc.                         156     2,372,396
                                                                     -----------
                                                                      12,267,332
                                                                     -----------
BANKING - REGIONAL--2.5%
China Construction Bank (a) (b)                          1,973,000       918,891
Deutsche Postbank AG                                         5,905       428,714
Turkiye Is Bankasi                                         152,406     1,266,272
                                                                     -----------
                                                                       2,613,877
                                                                     -----------
BROKERAGE & MONEY MANAGEMENT--3.4%
Nomura Holdings, Inc.                                      151,300     3,351,737
Partners Group                                               2,100       133,702
                                                                     -----------
                                                                       3,485,439
                                                                     -----------
INSURANCE--4.5%
Cathay Financial Holding Co., Ltd.                         135,000       241,106
Cathay Financial Holding Co., Ltd. (GDR)                    31,259       558,642
ING Groep NV                                                47,907     1,886,749
Prudential Plc                                             102,836     1,189,420
Swiss Reinsurance                                           11,299       787,420
                                                                     -----------
                                                                       4,663,337
                                                                     -----------
REAL ESTATE - OTHER--0.4%
Urbi, Desarrollos Urbanos, SA de CV (a)                     53,300       403,702
                                                                     -----------
                                                                      26,997,130
                                                                     -----------
MISCELLANEOUS--3.4%
Aeon Credit Service Co., Ltd.                               13,800       417,706
FirstRand Ltd.                                             350,688     1,133,952
Industrial Development Bank of India                       175,680       309,118
Itausa-Investimentos Itau, SA pfd. (a)                     398,332     1,702,667
                                                                     -----------
                                                                       3,563,443
                                                                     -----------
CONSUMER SERVICES--14.0%
ADVERTISING--0.7%
WPP Group Plc                                               62,735       750,833
                                                                     -----------
AIRLINES--0.3%
Singapore Airlines Ltd.                                     43,000       372,076
                                                                     -----------

                                                                            U.S.
Company                                                     Shares       $ Value
--------------------------------------------------------------------------------
BROADCASTING & CABLE--2.1%
Grupo Televisa, SA (ADR)                                    26,400   $   525,360
SES Global                                                  48,592       766,689
Societe Television Francaise 1                              30,980       937,356
                                                                     -----------
                                                                       2,229,405
                                                                     -----------
CELLULAR COMMUNICATIONS--4.6%
America Movil, SA de CV Series L (ADR)                      45,000     1,541,700
Bharti Tele Ventures, Ltd. (a)                              70,232       650,085
Mobile TeleSystems (ADR)                                     5,000       165,500
Orascom Telecom Holding SAE (GDR)                           10,452       573,142
Turkcell Iletisim Hizmet AS                                116,607       744,792
Vodafone Group Plc                                         513,825     1,071,961
                                                                     -----------
                                                                       4,747,180
                                                                     -----------
ENTERTAINMENT & LEISURE--1.7%
Greek Organization of Football Prognosics                   45,795     1,750,816
Namco Bandai Holdings, Inc.                                     50           686
                                                                     -----------
                                                                       1,751,502
                                                                     -----------
PRINTING & PUBLISHING--0.9%
Naspers Ltd.                                                46,292       941,894
                                                                     -----------
RESTAURANTS & LODGING--1.1%
Accor, SA                                                   20,258     1,165,721
                                                                     -----------
RETAIL - GENERAL MERCHANDISE--2.1%
Luxottica Group SpA                                         46,579     1,282,016
Next Plc                                                    29,514       843,503
                                                                     -----------
                                                                       2,125,519
                                                                     -----------
MISCELLANEOUS--0.5%
Capita Group Plc                                            60,518       482,153
                                                                     -----------
                                                                      14,566,283
                                                                     -----------
ENERGY--10.8%
INTERNATIONAL--8.7%
BP p.l.c                                                    62,412       717,829
China Petrolium & Chemical Corp.                         2,072,000     1,209,304
Eni S.p.A                                                   48,895     1,392,293
Lukoil Holdings (ADR)                                        9,148       761,114
Norsk Hydro ASA                                             10,867     1,503,314
Petroleo Brasilerio, SA (ADR)(a)                            23,600     1,884,460
Total, SA                                                    5,929     1,563,090
                                                                     -----------
                                                                       9,031,404
                                                                     -----------
OIL SERVICE--2.1%
Fortum Oyj                                                  23,359       588,295
Hindustan Petroleum Co., Ltd.                               42,335       303,610
Polski Koncern Naftowy  Orlen, SA                           24,583       447,454
PTT Public Co., Ltd.                                       130,800       787,323
                                                                     -----------
                                                                       2,126,682
                                                                     -----------
                                                                      11,158,086
                                                                     -----------

                                                                            U.S.
Company                                                      Shares      $ Value
--------------------------------------------------------------------------------
TECHNOLOGY--8.7%
COMMUNICATION EQUIPMENT--0.8%
AO VimpelCom (ADR)(a)                                        18,800   $  808,588
                                                                      ----------
COMMUNICATION SERVICES--0.3%
Comstar United Telesystems (GDR) (a)(b)                      52,408      382,578
                                                                      ----------
COMPUTER HARDWARE/STORAGE--0.7%
NEC Corp.                                                    96,000      675,229
                                                                      ----------
COMPUTER SERVICES--0.4%
Indra Sistemas, SA                                           20,653      419,459
                                                                      ----------
ELECTRONIC COMPONENTS--0.9%
LG. Philips LCD Co., Ltd. (ADR) (a)                          39,900      905,730
                                                                      ----------
INTERNET INFRASTRUCTURE--1.5%
Fastweb (a)                                                  30,946    1,576,674
                                                                      ----------
SEMICONDUCTOR COMPONENTS--1.7%
Advanced Semiconductor Engineering, Inc.                    483,919      454,391
Taiwan Semiconductor Manufacturing Co.                      442,503      867,760
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)           41,587      418,365
                                                                      ----------
                                                                       1,740,516
                                                                      ----------
SOFTWARE--1.8%
Business Objects, S.A. (a)                                   26,379      960,982
SAP AG                                                        3,389      735,950
TomTom NV (a)                                                 5,061      178,875
                                                                      ----------
                                                                       1,875,807
                                                                      ----------
MISCELLANEOUS--0.6%
Hoya Corp.                                                   16,100      648,307
                                                                      ----------
                                                                       9,032,888
                                                                      ----------
HEALTH CARE--5.9%
DRUGS--5.6%
CSL, Ltd.                                                    30,259    1,186,865
Gedeon Richter Rt.                                            2,443      491,053
Novartis AG                                                  19,622    1,088,748
Roche Holding AG                                              3,277      487,006
Sanofi-Aventis, SA                                           13,154    1,247,374
Shionogi & Co., Ltd.                                         50,000      820,029
Teva Pharmaceutical Industries Ltd. (ADR)                    11,500      473,570
                                                                      ----------
                                                                       5,794,645
                                                                      ----------
MEDICAL SERVICES--0.3%
Rhon-Klinikum AG                                              8,453      360,664
                                                                      ----------
                                                                       6,155,309
                                                                      ----------
CONSUMER MANUFACTURING--5.9%
AUTO & RELATED--3.2%
Bridgestone Corp.                                            25,000      521,098
Tata Motors Ltd.                                             37,762      790,239
Toyota Motor Corp.                                           35,900    1,954,726
                                                                      ----------
                                                                       3,266,063
                                                                      ----------

                                                                            U.S.
Company                                                      Shares      $ Value
--------------------------------------------------------------------------------
BUILDING & RELATED--2.7%
CRH Plc                                                      38,288   $1,335,957
Vinci, SA                                                    15,014    1,477,362
                                                                      ----------
                                                                       2,813,319
                                                                      ----------
                                                                       6,079,382
                                                                      ----------
CONSUMER STAPLES--5.8%
BEVERAGES--1.5%
Fomento Economico Mexicano, S.A. de C.V. (ADR)                3,900      357,474
Pernod-Ricard, SA                                             6,514    1,246,444
                                                                      ----------
                                                                       1,603,918
                                                                      ----------
FOOD--1.5%
Nestle, SA                                                    5,125    1,517,571
                                                                      ----------
RETAIL - FOOD & DRUG--0.5%
Tesco Plc                                                    83,404      477,576
                                                                      ----------
TOBACCO--2.3%
Altadis, SA                                                  10,778      482,645
British American Tobacco p.l.c.                              25,579      618,821
Japan Tobacco, Inc.                                             370    1,302,064
                                                                      ----------
                                                                       2,403,530
                                                                      ----------
                                                                       6,002,595
                                                                      ----------
UTILITIES--5.2%
ELECTRIC & GAS UTILITY--2.9%
Centrica Plc                                                103,925      506,717
CPFL Energia, S.A. (ADR)                                      9,400      394,800
National Grid Plc                                            94,384      936,695
Red Electrica de Espana                                      11,434      368,419
Scottish Power p.l.c.                                        82,313      830,399
                                                                      ----------
                                                                       3,037,030
                                                                      ----------
TELEPHONE UTILITY--2.3%
Egyptian Co. for Moblie Services                             13,618      382,388
KT Freetel Co., Ltd.                                          5,070      134,699
MTN Group Ltd.                                               53,666      533,331
Nippon Telegraph & Telephone Corp.                              114      487,725
Singapore Telecommunications Ltd.                           276,000      452,014
Telekom Malaysia Berhad                                     146,500      371,908
                                                                      ----------
                                                                       2,362,065
                                                                      ----------
                                                                       5,399,095
                                                                      ----------
BASIC INDUSTRY--4.0%
MINING & METALS--4.0%
China Shenhua Energy Co., Ltd.                              616,500    1,082,886
Companhia Vale do Rio Doce-SP (ADR)                          12,100      523,083
Companhia Vale do Rio Doce (ADR)                              3,600      174,708
Gold Fields Ltd.                                             31,000      675,710
Mechel Steel Group OAO (ADR)                                 10,300      264,710
POSCO                                                         5,451    1,399,412
                                                                      ----------
                                                                       4,120,509
                                                                      ----------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
TRANSPORTATION--3.2%
RAILROAD--1.9%
All America Latina Logistica, SA (GDR)(b)                 5,900     $    366,895
East Japan Railway Co.                                      219        1,622,027
                                                                    ------------
                                                                       1,988,922
                                                                    ------------
SHIPPING--0.3%
Associated British Ports Holding Plc                     20,817          260,570
                                                                    ------------
MISCELLANEOUS--1.0%
Fraport AG                                               13,814        1,055,494
                                                                    ------------
                                                                       3,304,986
                                                                    ------------
AEROSPACE & DEFENSE--2.8%
AEROSPACE--2.8%
BAE Systems Plc                                         292,380        2,131,588
European Aeronautic Defence & Space Co.                  18,693          785,319
                                                                    ------------
                                                                       2,916,907
                                                                    ------------
CAPITAL GOODS--1.9%
ELECTRICAL EQUIPMENT--0.7%
Yamada Denki Co., Ltd.                                    5,700          659,335
                                                                    ------------
ENGINEERING & CONSTRUCTION--0.5%
Explosivios, S.A. Cl. C (c)                                   2                1
Obayash Corp.                                            62,000          504,373
Vinci, SA Rights expiring 4/12/06                        15,014           32,205
                                                                    ------------
                                                                         536,579
                                                                    ------------
MISCELLANEOUS--0.7%
Nitto Denko Corp.                                         9,000          763,299
                                                                    ------------
                                                                       1,959,213
                                                                    ------------
MULTI-INDUSTRY COMPANIES--0.6%
Barloworld Ltd.                                          27,311          588,257
                                                                    ------------
Total Common Stocks & Other Investments
   (cost $70,355,622)                                                 98,280,640
                                                                    ------------
SHORT-TERM INVESTMENT--4.1%
TIME DEPOSIT--4.1%
The Bank of New York
   3.75%, 4/03/06
   (cost $4,199,000)                                   $  4,199        4,199,000
                                                                    ------------
TOTAL INVESTMENTS--98.9%
   (cost $74,554,622)                                                102,479,640
Other assets less liabilities--1.1%                                    1,172,685
                                                                    ------------
NET ASSETS--100%                                                    $103,652,325
                                                                    ============

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $ 1,668,364 or 1.6% of net assets.

(c)  Illiquid security, valued at fair value.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     pfd. - Preferred Stock

COUNTRY BREAKDOWN
March 31, 2006 (unaudited)

                                                          PERCENT OF
COUNTRY                                    U.S. $ VALUE   NET ASSETS
--------------------------------------------------------------------
Japan                                      $ 16,100,737      15.5%
France                                       10,935,902      10.6
United Kingdom                               10,818,064      10.4
Switzerland                                   5,704,059       5.5
Brazil                                        5,046,613       4.9
South Korea                                   4,992,101       4.8
Italy                                         4,250,983       4.1
South Africa                                  3,873,145       3.7
Peoples Republic of China                     3,211,081       3.1
Spain                                         3,069,670       3.0
Mexico                                        2,828,236       2.7
Germany                                       2,580,823       2.5
Taiwan                                        2,540,265       2.5
India                                         2,405,077       2.3
Russia                                        2,382,490       2.3
Ireland                                       2,349,305       2.3
Netherlands                                   2,065,624       2.0
Turkey                                        2,011,064       1.9
Greece                                        1,750,816       1.7
Norway                                        1,503,314       1.5
Israel                                        1,442,063       1.4
Australia                                     1,186,865       1.1
Other                                         5,232,343       5.0
                                           ------------     -----
Total Investments*                           98,280,640      94.8
Cash and receivables, net of liabilities      5,371,685       5.2
                                           ------------     -----
Net Assets                                 $103,652,325     100.0%
                                           ------------     -----

*    Excludes short-term investments.

All data are as of March 31, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Egypt, Finland, Hungary, Luxembourg, Malaysia, Peru, Poland, Singapore and Thailand.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                          Principal
                                                             Amount         U.S.
                                                              (000)      $ Value
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--85.1%
AUSTRALIA--1.0%
GOVERNMENT OBLIGATION--1.0%
Government of Australia
   6.00%, 2/15/17 (a)                               AUD         771   $  577,473
                                                                      ----------
BELGIUM--7.6%
GOVERNMENT OBLIGATION--7.6%
Kingdom of Belgium
   4.25%, 9/28/14 (a)                               EUR       2,300    2,884,401
   5.50%, 3/28/28 (a)                                         1,010    1,485,063
                                                                      ----------
                                                                       4,369,464
                                                                      ----------
DENMARK--2.1%
GOVERNMENT OBLIGATION--2.1%
Kingdom of Denmark
   6.00%, 11/15/09 (a)                              DKK       6,960    1,221,781
                                                                      ----------
FINLAND--5.0%
GOVERNMENT OBLIGATION--5.0%
Government of Finland
   5.375%, 7/04/13 (a)                              EUR       2,175    2,913,192
                                                                      ----------
FRANCE--2.4%
GOVERNMENT OBLIGATION--2.4%
Government of France
   3.50%, 4/25/15 (a)                                           760      900,688
   4.00%, 10/25/13 (a)                                          376      463,892
                                                                      ----------
                                                                       1,364,580
                                                                      ----------
GERMANY--13.1%
BANKING--5.3%
KFW Bankengruppe
   1.85%, 9/20/10 (a)                               JPY     245,000    2,130,391
   2.05%, 2/16/26 (a)                                        41,000      345,413
Landwirtschaftliche Rentenbank
   1.375%, 4/25/13 (a)                                       70,000      581,989
                                                                      ----------
                                                                       3,057,793
                                                                      ----------
GOVERNMENT OBLIGATION--7.8%
Bundesobligation
   2.50%, 10/08/10 (a)                              EUR       1,179    1,366,706
Deutschland Bundesrepublik
   4.75%, 7/04/34 (a)                                         2,090    2,850,394
   5.00%, 7/04/12 (a)                                           234      304,515
                                                                      ----------
                                                                       4,521,615
                                                                      ----------
                                                                       7,579,408
                                                                      ----------
IRELAND--1.2%
GOVERNMENT OBLIGATION--1.2%
Republic of Ireland
   4.25%, 10/18/07 (a)                                          565      694,911
                                                                      ----------

                                                          Principal
                                                             Amount         U.S.
                                                              (000)      $ Value
--------------------------------------------------------------------------------
JAPAN--14.1%
GOVERNMENT OBLIGATIONS--14.1%
Government of Japan
   0.80%, 12/20/10-9/10/15 (a)                      JPY     338,856   $2,846,364
   1.00%, 6/20/13 (a)                                       381,800    3,113,389
   1.90%, 3/20/25 (a)                                       174,650    1,454,044
   2.50%, 12/21/20 (a)                                       81,800      748,414
                                                                      ----------
                                                                       8,162,211
                                                                      ----------
MEXICO--1.6%
BANKING--1.6%
Inter-American Development Bank
   9.50%, 6/16/15 (a)                               MXP      10,000      926,046
                                                                      ----------
NETHERLANDS--0.5%
GOVERNMENT OBLIGATION--0.5%
Kingdom of Netherlands
   3.75%, 7/15/14 (a)                               EUR         225      272,790
                                                                      ----------
SPAIN--2.5%
GOVERNMENT OBLIGATION--2.5%
Kingdom of Spain
   6.15%, 1/31/13 (a)                                         1,046    1,451,564
                                                                      ----------
SWEDEN--2.3%
GOVERNMENT OBLIGATION--2.3%
Government of Sweden
   5.00%, 1/28/09 (a)                               SEK       9,645    1,299,044
                                                                      ----------
UNITED KINGDOM--5.4%
BANKING--0.2 %
Scotland International Finance II BV
   4.25%, 5/23/13 (b)                               USD         160      148,303
                                                                      ----------
GOVERNMENT OBLIGATION--5.2%
Government of United Kingdom
   5.00%, 3/07/12-9/07/14 (a)                       GBP       1,659    2,989,114
                                                                      ----------
                                                                       3,137,417
                                                                      ----------
UNITED STATES--26.1%
CHEMICALS--0.3%
Pfizer, Inc.
   1.80%, 2/22/16 (a)                               JPY      20,000      167,596
                                                                      ----------
FINANCIAL--4.0%
Berkshire Hathaway, Inc.
   4.20%, 12/15/10                                  USD         350      333,012
Citigroup, Inc.
   4.625%, 8/03/10                                              107      103,903
Genworth Financial, Inc.
   1.60%, 6/20/11 (a)                               JPY      75,000      625,403
International Lease Finance Corp.
   3.50%, 4/01/09                                   USD         350      331,681
Pershing Road Development Co.
   5.22%, 9/01/26 (b) (c)                                       660      660,000
SunTrust Bank
   Series CD
   4.943%, 6/02/09 (c)                                          250      250,375
                                                                      ----------
                                                                       2,304,374
                                                                      ----------

                                                         Principal
                                                            Amount          U.S.
                                                             (000)       $ Value
--------------------------------------------------------------------------------
INDUSTRIAL--0.6%
General Electric Co.
   5.00%, 2/01/13                                  USD         330   $   320,991
                                                                     -----------
RETAIL--1.2%
Wal-Mart Stores, Inc.
   4.55%, 5/01/13                                              750       713,111
                                                                     -----------
                                                                       3,506,072
                                                                     -----------
U.S. GOVERNMENT AND GOVERNMENT
   SPONSORED AGENCY
   OBLIGATIONS--20.2%
Federal Home Loan Mortgage Corp.
   4.625%, 2/21/08                                           2,449     2,428,825
   4.75%, 1/19/16                                            1,810     1,747,392
Federal National Mortgage Association
   4.125%, 4/15/14                                           1,525     1,421,326
U.S. Treasury Notes
   3.50%, 11/15/09                                           1,940     1,855,125
   4.00%, 9/30/07-3/15/10                                    4,258     4,191,991
                                                                     -----------
                                                                      11,644,659
                                                                     -----------
Total Long-Term Investments
   (cost $50,051,903)                                                 49,120,612
                                                                     -----------
SHORT-TERM INVESTMENTS--12.4%
CANADA--1.1%
Canada Treasury Bill
   Zero Coupon, 6/15/06 (a)                        CAD         730       620,136
                                                                     -----------
UNITED STATES--11.3%
U.S. GOVERNMENT SPONSORED AGENCY--1.7%
Federal Home Loan Bank
   Zero Coupon, 4/12/06                            USD       1,000       998,838
                                                                     -----------
TIME DEPOSITS--9.6%
Societe Generale
   4.82%, 4/03/06                                            5,000     5,000,000
The Bank of New York
   3.75%, 4/03/06                                              529       529,000
                                                                     -----------
                                                                       5,529,000
                                                                     -----------
Total Short-Term Investments
   (cost $7,150,094)                                                   6,527,838
                                                                     -----------
TOTAL INVESTMENTS--97.5%
   (cost $57,201,997)                                                 56,268,586
Other assets less liabilities--2.5%                                    1,447,574
                                                                     -----------
NET ASSETS--100%                                                     $57,716,160
                                                                     ===========

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                    U.S. $
                                      Contract     Value on      U.S. $       Unrealized
                                       Amount    Origination     Current     Appreciation/
                                        (000)        Date         Value     (Depreciation)
------------------------------------------------------------------------------------------
Buy Contracts:
Australian Dollar, settling 5/12/06        584    $  430,730   $  417,589        $(13,141)
Australian Dollar, settling 5/12/06        779       547,937      557,226           9,289
Canadian Dollar, settling 4/10/06        2,043     1,773,241    1,749,396         (23,845)
Euro, settling 4/18/06                   2,308     2,758,442    2,799,019          40,577
Euro, settling 5/18/06                   4,031     4,874,944    4,897,770          22,826
British Pound, settling 4/27/06            983     1,719,133    1,707,459         (11,674)
Mexican Peso, settling 4/21/06             362        33,560       33,215            (345)
Norwegian Krone, settling 4/28/06          841       128,346      128,535             189
Swedish Krona, settling 4/24/06         18,175     2,296,029    2,337,088          41,059

Sale Contracts:
Australian Dollar, settling 5/12/06      1,195       873,528      854,683          18,845
Danish Krone, settling 5/30/06           2,682       433,717      437,019          (3,302)
Euro, settling 4/18/06                     832     1,000,000    1,009,634          (9,634)
Euro, settling 5/18/06                   1,900     2,322,845    2,308,734          14,111
British Pound, settling 4/27/06            534       938,846      928,787          10,059
Mexican Peso, settling 4/21/06           5,333       504,212      489,473          14,739
Swedish Krona, settling 4/24/06         14,164     1,804,521    1,821,337         (16,816)
Swedish Krona, settling 4/24/06         10,245     1,302,734    1,317,454         (14,720)

(a) Positions, or portion thereof, with an aggregate market value of $35,234,713, has been segregated to collateralize forward exchange currency.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $808,303 or 1.4% of net assets.

(c) Floating rate security. Stated interest rate was in effect at March 31, 2006.

     Currency Abbreviations:

     AUD - Australian Dollar
     CAD - Canadian Dollar
     DKK - Danish Krona
     EUR - Euro
     GBP - British Pound
     JPY - Japanese Yen
     MXP - Mexican Peso
     SEK - Swedish Krona
     USD - United States Dollar

ALLIANCEBERNSTEIN VARIABLE PODUCT SERIES FUND
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--80.8%
ARGENTINA--4.5%
Republic of Argentina
   Zero Coupon, 12/15/35 (a)                               $  687     $   61,830
   3.97%, 12/31/33                                            185        182,063
   4.889%, 8/03/12 (b)                                      1,135      1,052,807
                                                                      ----------
                                                                       1,296,700
                                                                      ----------
BRAZIL--16.4%
Federal Republic of Brazil
   4.313%, 4/15/12 (b)                                         15         14,522
   5.25%, 4/15/12                                             203        203,414
   7.125%, 1/20/37                                            833        816,340
   8.00%, 1/15/18                                              37         40,108
   8.25%, 1/20/34                                             860        947,719
   8.875%, 10/14/19                                           270        311,850
   10.50%, 7/14/14                                            287        357,315
   12.00%, 4/15/10                                            250        305,000
   12.75%, 1/15/20                                          1,163      1,729,962
                                                                      ----------
                                                                       4,726,230
                                                                      ----------
BULGARIA--0.4%
Republic of Bulgaria
   8.25%, 1/15/15 (c)                                          94        109,886
                                                                      ----------
COLOMBIA--2.5%
Republic of Colombia
   10.75%, 1/15/13                                             88        109,032
   11.75%, 2/25/20                                            427        607,408
                                                                      ----------
                                                                         716,440
                                                                      ----------
COSTA RICA--0.4%
Republic of Costa Rica
   8.05%, 1/31/13 (c)                                          47         50,643
   8.11%, 2/01/12 (c)                                          57         61,275
                                                                      ----------
                                                                         111,918
                                                                      ----------
DOMINICAN REPUBLIC--0.2%
Dominican Republic
   4.75%, 9/27/11 (c)                                          57         61,099
                                                                      ----------
ECUADOR--1.3%
Republic of Ecuador
   9.00%, 8/15/30 (c) (d)                                     360        362,700
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
EL SALVADOR--0.7%
Republic of El Salvador
   7.625%, 9/21/34 (c)                                     $   72     $   78,300
   7.65%, 6/15/35 (c)                                          27         28,283
   8.50%, 7/25/11(c)                                          100        111,050
                                                                      ----------
                                                                         217,633
                                                                      ----------
INDONESIA--1.6%
Republic of Indonesia
   6.75%, 3/10/14 (c)                                         260        258,700
   7.25%, 4/20/15 (c)                                          59         60,416
   8.50%, 10/12/35 (c)                                        122        136,030
                                                                      ----------
                                                                         455,146
                                                                      ----------
LEBANON--1.2%
Lebanese Republic
   7.875%, 5/20/11 (c)                                         75         78,000
   10.125%, 8/06/08 (c)                                       207        223,043
   11.625%, 5/11/16 (c)                                        33         42,075
                                                                      ----------
                                                                         343,118
                                                                      ----------
MALAYSIA--1.1%
Malaysia
   8.75%, 6/01/09                                             280        306,203
                                                                      ----------
MEXICO--13.3%
United Mexican States
   7.50%, 1/14/12                                             225        243,000
   8.125%, 12/30/19                                           985      1,158,359
   11.375%, 9/15/16                                           364        512,876
   Series A
   6.375%, 1/16/13                                             42         43,050
   6.75%, 9/27/34                                             110        113,575
   8.00%, 9/24/22                                           1,023      1,195,886
   9.875%, 2/01/10                                            503        573,420
                                                                      ----------
                                                                       3,840,166
                                                                      ----------
NIGERIA--1.7%
Central Bank of Nigeria
   Series WW
   6.25%, 11/15/20 (d)                                        500        500,650
                                                                      ----------
PANAMA--2.8%
Republic of Panama
   6.70%, 1/26/36                                             340        339,150
   7.125%, 1/29/26                                            173        177,325
   7.25%, 3/15/15                                              18         19,080
   8.875%, 9/30/27                                             39         47,385
   9.375%, 7/23/12 - 4/01/29                                   53         64,143
   9.625%, 2/08/11                                            134        154,100
                                                                      ----------
                                                                         801,183
                                                                      ----------
PERU--3.1%
Republic of Peru
   8.375%, 5/03/16                                            174        188,790
   8.75%, 11/21/33                                            634        706,910
   9.875%, 2/06/15                                              4          4,720
                                                                      ----------
                                                                         900,420
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
PHILIPPINES--5.2%
Republic of Philippines
   7.75%, 1/14/31                                          $  162    $   163,013
   8.375%, 2/15/11                                             11         11,908
   8.875%, 3/17/15                                            331        372,044
   9.00%, 2/15/13                                             300        324,750
   9.50%, 2/02/30                                             107        127,063
   9.875%, 1/15/19                                            125        150,313
   10.625%, 3/16/25                                           280        363,300
                                                                     -----------
                                                                       1,512,391
                                                                     -----------
RUSSIA--11.8%
Russia Ministry of Finance
   Series V
   3.00%, 5/14/08                                           1,755      1,662,511
   Series VII
   3.00%, 5/14/11                                             160        141,008
Russian Federation
   5.00%, 3/31/30 (c) (d)                                   1,140      1,250,807
   11.00%, 7/24/18 (c)                                        240        344,160
                                                                     -----------
                                                                       3,398,486
                                                                     -----------
TURKEY--4.8%
Republic of Turkey
   6.875%, 3/17/36                                            427        413,123
   7.375%, 2/05/25                                            116        120,205
   11.00%, 1/14/13                                            195        244,530
   11.50%, 1/23/12                                            233        291,250
   11.75%, 6/15/10                                            140        168,350
   11.875%, 1/15/30                                            93        143,685
                                                                     -----------
                                                                       1,381,143
                                                                     -----------
UKRAINE--0.6%
Government of Ukraine
   6.875%, 3/04/11 (c)                                        113        113,848
   11.00%, 3/15/07 (c)                                         60         61,921
                                                                     -----------
                                                                         175,769
                                                                     -----------
URUGUAY--1.4%
Republic of Uruguay
   5.875%, 1/15/33 (e)                                        136        140,343
   7.50%, 3/15/15                                              29         30,233
   9.25%, 5/17/17                                             200        232,500
                                                                     -----------
                                                                         403,076
                                                                     -----------
VENEZUELA--5.8%
Republic of Venezuela
   5.614%, 4/20/11 (b) (c)                                     80         80,440
   8.50%, 10/08/14                                             56         62,720
   9.25%, 9/15/27                                             420        533,400
   10.75%, 9/19/13                                            622        775,634
   13.625%, 8/15/18                                           137        210,295
                                                                     -----------
                                                                       1,662,489
                                                                     -----------
Total Sovereign Debt Obligations
   (cost $21,678,572)                                                 23,282,846
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS--13%
BRAZIL--0.4%
PF Export Receivables Master Trust
   6.436%, 6/01/15 (c)                                       $112       $109,722
                                                                        --------
EL SALVADOR--0.3%
Aes El Salvador Trust
   6.75%, 2/01/16 (c)                                         100         97,184
                                                                        --------
GERMANY--2.8%
Aries Vermogensverwltng
   9.60%, 10/25/14 (c)                                        500        624,700
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (c)                                          68         73,284
Kyivstar
   7.75%, 4/27/12 (c)                                         100        100,375
                                                                        --------
                                                                         798,359
                                                                        --------
HONG KONG--0.3%
Noble Group Ltd.
   6.625%, 3/17/15 (c)                                        100         88,395
                                                                        --------
INDONESIA--0.5%
Freeport-McMoran Copper & Gold
   10.125%, 2/01/10                                           150        161,625
                                                                        --------
JAMAICA--0.4%
Digicel Ltd.
   9.25%, 9/01/12 (c)                                         100        105,750
                                                                        --------
KAZAKHSTAN--0.4%
Kazkommerts International BV
   8.50%, 4/16/13 (c)                                         100        106,750
                                                                        --------
MEXICO--1.2%
America Movil, SA de CV
   6.375%, 3/01/35                                             26         24,505
Monterrey Power, SA De C.V.
   9.625%, 11/15/09 (c)                                        45         49,912
Pemex Project Funding Master Trust
   8.00%, 11/15/11                                            250        272,500
                                                                        --------
                                                                         346,917
                                                                        --------
PEOPLES REPUBLIC OF CHINA--0.4%
Choada Modern Agriculture
   7.75%, 2/08/10 (c)                                         112        112,000
                                                                        --------
PERU--0.3%
Southern Copper Corp.
   6.375%, 7/27/15                                            100         97,413
                                                                        --------
ROMANIA--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10                                            100        114,250
                                                                        --------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
RUSSIA--5.2%
Evraz Group, SA
   8.25%, 11/10/15 (c)                                     $  100    $   101,000
Gazprom Oao
   9.625%, 3/01/13 (c)                                        830        981,678
Gazstream, SA
   5.625%, 7/22/13 (c)                                        141        138,336
Mobile Telesystems Finance
   9.75%, 1/30/08 (c)                                         125        131,406
Russian Standard Finance
   7.50%, 10/07/10 (c)                                        100         97,875
Tyumen Oil
   11.00%, 11/06/07 (c)                                        55         58,850
                                                                     -----------
                                                                       1,509,145
                                                                     -----------
UKRAINE--0.4%
Kyivstar
   10.375%, 8/17/09 (c)                                       100        108,500
                                                                     -----------
Total Corporate Debt Obligations
   (cost $3,694,506)                                                   3,756,010
                                                                     -----------
SHORT-TERM INVESTMENTS--5.7%
REPURCHASE AGREEMENT--3.9%
Deutsche Bank 4.70%, dated 3/31/06, due 4/03/06 in
   the amount of 1,100,430 (cost 1,100,000;
   collateralized by $1,100,000 Fannie Mae, 4.70% due
   4/03/06, value $1,100,000)
                                                            1,100      1,100,000
                                                                     -----------
TIME DEPOSIT--1.8%
The Bank of New York
   3.75%, 4/03/06                                             529        529,000
                                                                     -----------
Total Short-Term Investments
   (cost $1,629,000)                                                   1,629,000
                                                                     -----------
TOTAL INVESTMENTS--99.5%
   (cost $27,002,078)                                                 28,667,856
Other assets less liabilities--0.5%                                      134,148
                                                                     -----------
NET ASSETS--100%                                                     $28,802,004
                                                                     ===========

CREDIT DEFAULT SWAP CONTRACTS

                              Notional                              Unrealized
Swap Counterparty &            Amount    Interest   Termination    Appreciation/
Referenced Obligation          (000's)     Rate         Date      (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets,
   Inc.
Republic of Colombia
8.375%, 2/15/27                   $150       3.02       1/20/10        ($10,671)

Citigroup Global Markets,
   Inc.
Republic of Philippines
10.625%, 3/16/25                   130       5.60       3/20/14         (23,205)

Citigroup Global Markets,
   Inc.
Republic of Hungary
4.50%, 2/06/13                      75       0.50      11/26/13              22

JPMorgan Chase & Co.
Republic of Hungary
4.75%, 2/03/15                     330       0.30      10/20/15           7,005

Sale Contracts:
Citigroup Global Markets,
   Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    609       1.98       4/20/07          16,076

Citigroup Global Markets,
   Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    600       3.09       8/20/10          41,952

Citigroup Global Markets,
   Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    200       4.40       5/20/06           4,431

Citigroup Global Markets,
   Inc.
Republic of Colombia
8.375%, 2/15/27                    250       1.13       1/20/07           2,314

Citigroup Global Markets,
   Inc.
Republic of Philippines
10.625%, 3/16/25                   130       4.95       3/20/09          13,427

Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                    175       6.90       6/20/07          17,055

Credit Suisse First Boston
Federal Republic of
   Venezuela
9.25%, 9/15/27                     520       3.17      10/20/15          47,242

                              Notional                              Unrealized
Swap Counterparty &            Amount    Interest   Termination    Appreciation/
Referenced Obligation          (000's)     Rate         Date      (Depreciation)
--------------------------------------------------------------------------------
Deutche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                    609       1.90      10/20/07          15,350

Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                    160       3.80       8/20/06           2,884

JP Morgan Chase & Co.
OAO Gazprom
9.125%, 4/25/07                    360       1.04      10/20/10           2,490
OAO Gazprom
10.50%, 10/21/09
OAO Gazprom
7.80%, 9/27/10
OAO Gazprom
9.625%, 3/01/13
OAO Gazprom
5.875%, 6/01/15
OAO Gazprom
8.625%, 4/28/14
puttable on 4/28/14

(a)  Variable rate coupon, rate shown as of March 31, 2006.

(b) Floating rate security. Stated interest rate was in effect at March 31, 2006.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 the aggregate market value of these securities amounted to $6,598,393 or 22.9% of net assets.

(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2006.

(e)  PIK (Paid-In-Kind) Payments.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-96.7%
AEROSPACE/DEFENSE--1.3%
Alliant Techsystems, Inc.
   6.75%, 4/01/16                                            $115     $  116,438
L-3 Communications Corp.
   5.875%, 1/15/15                                            195        185,738
Sequa Corp.
   9.00%, 8/01/09                                              70         74,900
Transdigm, Inc.
   8.375%, 7/15/11                                            185        193,324
                                                                      ----------
                                                                         570,400
                                                                      ----------
AUTOMOTIVE--4.1%
Affinia Group, Inc.
   9.00%, 11/30/14                                             85         73,100
Asbury Automotive Group
   8.00%, 3/15/14                                             109        109,273
Ford Motor Co.
   7.45%, 7/16/31                                             304        225,720
Ford Motor Credit Co.
   4.95%, 1/15/08                                             195        181,716
   7.00%, 10/01/13                                            129        115,378
General Motors Acceptance Corp.
   6.875%, 9/15/11                                            260        242,341
   8.00%, 11/01/31                                            135        127,589
HLI Operating Co., Inc.
   10.50%, 6/15/10                                            170        138,125
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13                                            158        138,250
Lear Corp.
   Series B
   8.11%, 5/15/09                                             100         93,000
TRW Automotive
   9.375%, 2/15/13                                             93        100,556
   11.00%, 2/15/13                                             67         74,873
United Auto Group, Inc.
   9.625%, 3/15/12                                            115        121,756
Visteon Corp.
   7.00%, 3/10/14                                             140        107,800
                                                                      ----------
                                                                       1,849,477
                                                                      ----------
BROADCASTING/MEDIA--1.0%
Allbritton Communications Co.
   7.75%, 12/15/12                                            165        165,825
LIN Television Corp.
   6.50%, 5/15/13                                             185        173,900
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13                                             95         92,625
                                                                      ----------
                                                                         432,350
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
BUILDING/REAL ESTATE--3.9%
Associated Materials, Inc.
   11.25%, 3/01/14 (a)                                       $385     $  221,375
D.R. Horton, Inc.
   6.875%, 5/01/13                                            190        193,524
K Hovnanian Enterprises, Inc.
   7.50%, 5/15/16                                              90         88,728
KB Home
   7.75%, 2/01/10                                             190        196,383
M/I Homes, Inc.
   6.875%, 4/01/12                                            205        189,625
Meritage Homes
   6.25%, 3/15/15                                             295        261,075
Schuler Homes, Inc.
   10.50%, 7/15/11                                            155        164,688
WCI Communities, Inc.
   6.625%, 3/15/15                                            170        150,450
Williams Lyon Homes, Inc.
   10.75%, 4/01/13                                            285        287,137
                                                                      ----------
                                                                       1,752,985
                                                                      ----------
CABLE--7.1%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12                                             220        214,500
CCH I Holdings LLC
   11.75%, 5/15/14 (a)                                        900        467,999
CSC Holdings, Inc.
   7.25%, 4/15/12 (b)                                         190        185,725
   7.625%, 7/15/18                                            195        192,806
DirecTV Holdings LLC
   6.375%, 6/15/15                                            280        276,500
EchoStar DBS Corp.
   6.375%, 10/01/11                                           150        146,625
Innova S. de R.L., SA
   9.375%, 9/19/13                                            225        252,000
Insight Communications Co., Inc.
   12.25%, 2/15/11 (a)                                        285        302,813
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09                                            190        195,700
Intelsat Subsidaiary Holding Co., Ltd.
   8.625%, 1/15/15                                            245        252,963
   9.614%, 1/15/12 (c)                                         65         66,056
PanAmSat Corp.
   9.00%, 8/15/14                                             168        176,820
PanAmSat Holding Corp.
   10.375%, 11/01/14 (a)                                      328        236,160
Rogers Cable, Inc.
   6.75% 3/15/15                                              245        249,900
                                                                      ----------
                                                                       3,216,567
CHEMICALS--4.0%                                                       ----------
Equistar Chemical Funding LP
   10.125%, 9/01/08                                           185        196,563
   10.625%, 5/01/11                                           130        140,725
Huntsman ICI Chemicals LLC
   10.125%, 7/01/09                                           124        127,100

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Huntsman LLC
   11.50%, 7/15/12                                           $178     $  204,700
Ineos Group Holdings Plc
   8.50%, 2/15/16 (b)                                         179        170,050
Basell AFSCA
   8.375%, 8/15/15 (b)                                        420        416,849
Quality Distribution LLC
   9.00%, 11/15/10                                            245        230,913
Rhodia, SA
   8.875%, 6/01/11                                            232        238,960
Tronox Worldwide LLC/Tronox Finance Corp.
   9.50%, 12/01/12 (b)                                         80         84,000
                                                                      ----------
                                                                       1,809,860
                                                                      ----------
COMMUNICATIONS
   FIXED--6.0%
Cincinnati Bell, Inc.
   7.00%, 2/15/15                                             110        108,900
Citizens Communications Co.
   6.25%, 1/15/13                                             270        262,575
Eircom Funding
   8.25%, 8/15/13                                             245        263,681
Hawaiian Telcom
   Communications, Inc.
   9.75%, 5/01/13 (b)                                          90         90,450
   12.50%, 5/01/15 (b)                                         90         89,100
Qwest Capital Funding, Inc.
   7.25%, 2/15/11                                             640        648,799
Qwest Corp.
   6.875%, 9/15/33                                            265        254,400
   8.875%, 3/15/12                                            165        184,388
Time Warner Telecom, Inc.
   10.125%, 2/01/11                                           175        183,969
Valor Telecommunications Enterprises LLC
   7.75%, 2/15/15                                             275        288,063
Verizon New York, Inc.
   Series B
   7.375%, 4/01/32                                            343        347,898
                                                                      ----------
                                                                       2,722,223
                                                                      ----------
COMMUNICATIONS
   MOBILE--5.5%
American Tower
   7.125%, 10/15/12                                            18         18,720
Digicel Ltd.
   9.25%, 9/01/12 (b)                                         261        276,008
Dobson Communications Corp.
   8.875%, 10/01/13                                            90         90,450
Inmarsat Finance Plc
   7.625%, 6/30/12                                            145        148,625
   10.375%, 11/15/12  (a)                                     205        174,250
KYIVSTAR
   10.375%, 8/17/09 (b)                                       290        314,649
MobiFon Holdings BV
   12.50%, 7/31/10                                            505        576,962
Mobile Telesystems Finance, SA
   8.00%, 1/28/12  (b)                                        286        291,363
Rogers Wireless, Inc.
   7.25%, 12/15/12                                            185        194,944
   7.50%, 3/15/15                                             233        249,893

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Rural Cellular Corp.
   9.75%, 1/15/10                                            $135     $  137,025
                                                                      ----------
                                                                       2,472,889
                                                                      ----------
CONSUMER MANUFACTURING--3.0%
ACCO Brands Corp.
   7.625%, 8/15/15                                            235        223,249
Broder Brothers Co.
   11.25%, 10/15/10                                           182        181,090
Covalence Specialty Materials Corp.
   10.25%, 3/01/16 (b)                                         65         68,250
Jostens IH Corp.
   7.625%, 10/01/12                                           105        103,688
Levi Strauss & Co.
   8.875%, 4/01/16 (b)                                        113        113,283
   9.28%, 4/01/12 (c)                                          90         93,150
Playtex Products, Inc.
   8.00%, 3/01/11                                             190        200,925
Quicksilver Resources
   7.125%, 4/01/16                                            210        207,375
Quiksilver, Inc.
   6.875%, 4/15/15                                            105        102,113
Spectrum Brand, Inc.
   7.375%, 2/01/15                                             85         73,950
                                                                      ----------
                                                                       1,367,073
                                                                      ----------
CONTAINERS--0.3%
Ball Corp.
   6.625%, 3/15/18                                            125        124,375
                                                                      ----------
DIVERSFIED MEDIA--4.2%
American Media Operation
   8.875%, 1/15/11                                            140        119,700
   10.25%, 5/01/09                                            155        140,663
Dex Media, Inc.
   8.00%, 11/15/13                                            125        128,750
Dex Media East LLC
   9.875%, 11/15/09                                            50         53,375
   12.125%, 11/15/12                                           91        103,968
Dex Media West LLC
   Series B
   8.50%, 8/15/10                                              80         84,600
Lamar Media Corp.
   6.625%, 8/15/15                                            130        129,350
Liberty Media Corp.
   5.70%, 5/15/13                                              75         69,743
   7.875%, 7/15/09                                             58         61,032
   8.25%, 2/01/30                                              75         72,476
Rainbow National Services LLC
   8.75%, 9/01/12 (b)                                         105        111,825
   10.375%, 9/01/14 (b)                                       195        218,400
WDAC Subsidiary
   8.375%, 12/01/14 (b)                                       270        266,624

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
WMG Holding Corp.
   9.50%, 12/15/14 (a)                                       $438     $  322,477
                                                                      ----------
                                                                       1,882,983
                                                                      ----------
ENERGY--5.4%
Amerada Hess Corp.
   7.30%, 8/15/31                                             110        122,474
Chesapeake Energy Corp.
   6.50%, 8/15/17                                             195        192,563
   7.75%, 1/15/15                                             260        271,699
El Paso Corp.
   7.75%, 1/15/32                                             361        363,707
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14                                            110        106,666
Grant Prideco Inc.
   Series B
   6.125%, 8/15/15                                            105        102,375
HilCorp Energy
   10.50%, 9/01/10 (b)                                        165        181,706
Kerr-McGee Corp.
   6.875%, 9/15/11                                             85         88,864
Kinder Morgan Finance Co.
   5.70%, 1/05/16                                              85         82,812
Newfield Exploration Co.
   6.625%, 4/15/16                                            130        129,838
NRG Energy, Inc.
   7.25%, 2/01/14                                              45         45,731
   7.375%, 2/01/16                                            230        234,888
Premcor Refining Group, Inc.
   9.50%, 2/01/13                                             115        127,458
Pride International, Inc.
   7.375%, 7/15/14                                            210        220,500
Tesoro Corp.
   6.25%, 11/01/12 (b)                                        170        167,025
                                                                      ----------
                                                                       2,438,306
                                                                      ----------
FINANCIAL--3.8%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                                           105        107,625
E*Trade Financial Corp.
   7.875%, 12/01/15                                           324        343,441
Fairfax Financial Holdings Ltd.
   7.375%, 4/15/18                                            145        113,100
   7.75%, 4/26/12                                             290        255,200
   8.25%, 10/01/15                                             75         65,250
Hexion US Finance Corp.
   9.00%, 7/15/14                                             175        180,250
Liberty Mutual Group
   5.75%, 3/15/14 (b)                                         280        272,184
Markel Capital Trust I
   Series B
   8.71%, 1/01/46                                             260        271,502
Royal & Sun Alliance Insurance
   8.95%, 10/15/29                                             80        101,163
                                                                      ----------
                                                                       1,709,715
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
FOOD/BEVERAGE--1.9%
Altria Group, Inc.
   7.75%, 1/15/27                                            $ 75     $   85,819
Central European Distribution Corp.
   8.00%, 7/25/12 (b) (d)                                      59         78,739
Del Monte Corp.
   8.625%, 12/15/12                                            70         73,938
Dole Food Co., Inc.
   8.625%, 5/01/09                                             60         60,300
   8.875%, 3/15/11                                             38         37,620
Domino's, Inc.
   8.25%, 7/01/11                                             127        130,175
Foodcorp Ltd.
   8.875%, 6/15/12 (b) (d)                                    125        167,009
RJ Reynolds Tobacco Holdings, Inc.
   7.25%, 6/01/12                                             220        227,150
                                                                      ----------
                                                                         860,750
                                                                      ----------
GAMING--5.3%
Greektown Holdings LLC
   10.75%, 12/01/13 (b)                                        90         92,700
Kerzner International Ltd.
   6.75%, 10/01/15                                            255        268,388
MGM Mirage, Inc.
   6.625%, 7/15/15                                            287        282,336
   8.375%, 2/01/11                                            280        295,399
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14                                            255        256,913
Park Place Entertainment Corp.
   7.875%, 3/15/10                                             90         95,625
   9.375%, 2/15/07                                            120        123,750
Penn National Gaming, Inc.
   6.875%, 12/01/11                                           220        223,850
Riviera Holdings Corp.
   11.00%, 6/15/10                                            210        223,125
Seneca Gaming Corp.
   7.25%, 5/01/12                                             260        262,600
Station Casinos, Inc.
   6.625%, 3/15/18 (b)                                        115        112,413
Turning Stone Casino Resort Enterprises
   9.125%, 12/15/10 (b)                                       140        145,600
                                                                      ----------
                                                                       2,382,699
                                                                      ----------
HEALTH CARE--6.2%
Concentra Operating Corp.
   9.125%, 6/01/12                                             95         99,513
   9.50%, 8/15/10                                              95         99,750
Coventry Health Care, Inc.
   5.875%, 1/15/12                                             90         89,100
   6.125%, 1/15/15                                            105        104,447
Davita, Inc.
   7.25%, 3/15/15                                             175        175,875
Hanger Orthopedic Group, Inc.
   10.375%, 2/15/09                                           140        141,750
HCA, Inc.
   6.375%, 1/15/15                                            495        481,770
   6.75%, 7/15/13                                             180        179,343
Iasis Healthcare Corp.
   8.75%, 6/15/14                                             245        245,000

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Omnicare, Inc.
   6.875%, 12/15/15                                          $270     $  269,325
Select Medical Corp.
   7.625%, 2/01/15                                            240        216,600
Triad Hospitals, Inc.
   7.00%, 11/15/13                                            200        197,000
Universal Hospital Services, Inc.
   10.125%, 11/01/11                                          155        160,813
Vanguard Health Holdings Co.
   11.25%, 10/01/15 (a)                                       465        339,449
                                                                      ----------
                                                                       2,799,735
                                                                      ----------
INDUSTRIAL--4.4%
Amsted Industries, Inc.
   10.25%, 10/15/11 (b)                                       255        281,137
Case New Holland, Inc.
   9.25%, 8/01/11                                             175        186,813
FastenTech, Inc.
   11.50%, 5/01/11                                             85         85,000
Goodman Global Holdings
   7.875%, 12/15/12                                           135        133,313
Invensys Plc
   9.875%, 3/15/11 (b)                                        170        180,625
Mueller Group, Inc.
   10.00%, 5/01/12                                            190        208,050
NMHG Holdings Co.
   10.00%, 5/15/09                                            105        110,250
Sensus Metering Systems, Inc.
   8.625%, 12/15/13                                           125        121,250
Terex Corp.
   Series B
   10.375%, 4/01/11                                           195        205,725
Trinity Industries
   6.50%, 3/15/14                                             305        304,999
Tyco International Group, SA
   6.00%, 11/15/13                                            160        160,727
                                                                      ----------
                                                                       1,977,889
                                                                      ----------
LODGING/LEISURE--3.5%
Gaylord Entertainment Co.
   8.00%, 11/15/13                                            136        141,780
Host Marriott LP
   6.75%, 6/01/16 (b)                                         115        114,856
   Series G
   9.25%, 10/01/07                                            160        167,600
   Series I
   9.50%, 1/15/07                                             125        128,438
NCL Corp.
   10.625%, 7/15/14                                           125        129,375
Quebecor Media, Inc.
   7.75%, 3/15/16 (b)                                          55         56,513
Royal Caribbean Cruises Ltd.
   8.75%, 2/02/11                                             140        154,519
Starwood Hotels Resorts
   7.875%, 5/01/12                                            175        190,313
Universal City Development
   11.75%, 4/01/10                                            195        214,987
Universal City Florida Holding Co.
   8.375%, 5/01/10                                             60         60,450

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Vail Resorts, Inc.
   6.75%, 2/15/14                                            $210     $  207,374
                                                                      ----------
                                                                       1,566,205
                                                                      ----------
MINING & METALS--3.5%
AK Steel Corp.
   7.875%, 2/15/09                                            190        190,950
Citigroup (JSC Severstal)
   9.25%, 4/19/14                                             274        295,290
Evraz Group, SA
   8.25%, 11/10/15 (b)                                        223        225,230
Freeport-McMoRan Copper &
    Gold, Inc. Cl.B
   10.125%, 2/01/10                                           120        129,300
International Steel Group
   6.50%, 4/15/14                                             134        133,330
Ispat Inland ULC
   9.75%, 4/01/14                                             201        227,381
Massey Energy Co.
   6.875%, 12/15/13 (b)                                       140        137,200
Peabody Energy Corp.
   6.875%, 3/15/13                                            220        223,300
                                                                      ----------
                                                                       1,561,981
                                                                      ----------
PAPER/PACKAGING--2.1%
Berry Plastics Corp.
   10.75%, 7/15/12                                            185        203,500
Crown Americas LLC
   7.625%, 11/15/13 (b)                                       185        191,475
Graphic Packaging International Corp.
   9.50%, 8/15/13                                             135        126,225
Newpage Corp.
   10.00%, 5/01/12                                            145        152,250
Owens-Brockway Glass Container
   8.875%, 2/15/09                                            200        208,250
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (e) (f) (g)                                 91         45,671
                                                                      ----------
                                                                         927,371
                                                                      ----------
PUBLISHING--0.8%
RH Donnelley Corp.
   6.875%, 1/15/13 (b)                                        193        180,455
   8.875%, 1/15/16 (b)                                        190        197,600
                                                                      ----------
                                                                         378,055
                                                                      ----------
RETAIL--1.4%
GSC Holdings Corp.
   8.00%, 10/01/12 (b)                                        305        302,713

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
JC Penney Co., Inc.
   7.625%, 3/01/97                                           $120     $  121,146
   8.00%, 3/01/10                                             180        193,784
                                                                      ----------
                                                                         617,643
                                                                      ----------
SERVICE--2.6%
Allied Waste North America, Inc.
   6.375%, 4/15/11                                            174        170,303
   8.875%, 4/01/08                                            125        131,250
H & E Equipment Services, Inc.
   11.125%, 6/15/12                                           137        151,728
Iron Mountain, Inc.
   6.625%, 1/01/16                                            170        159,800
Service Corp. International
   6.50%, 3/15/08                                             163        163,815
   7.70%, 4/15/09                                             160        165,200
United Rentals North America, Inc.
   6.50%, 2/15/12                                             247        242,059
                                                                      ----------
                                                                       1,184,155
                                                                      ----------
SUPERMARKET/DRUG--0.9%
Couche-Tard US/Finance Corp.
   7.50%, 12/15/13                                            169        173,225
Delhaize America, Inc.
   8.125%, 4/15/11                                            130        140,340
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                                             85         84,894
                                                                      ----------
                                                                         398,459
                                                                      ----------
TECHNOLOGY--2.9%
Avago Technologies Finance
   10.125%, 12/01/13 (b)                                      110        118,113
Flextronics International Ltd. (Singapore)
   6.50%, 5/15/13                                             175        173,688
Lucent Technologies, Inc.
   6.45%, 3/15/29                                              80         72,200
   6.50%, 1/15/28                                             160        142,800
Nortel Networks Corp.
   6.875%, 9/01/23                                            155        141,825
Sanmina-SCI Corp.
   8.125%, 3/01/16                                            145        146,450
Serena Software, Inc.
   10.375%, 3/15/16 (b)                                       130        136,500
Sungard Data Systems, Inc.
   9.125%, 8/15/13 (b)                                        350        370,124
                                                                      ----------
                                                                       1,301,700
                                                                      ----------
TRANSPORTATION--1.2%
AMR Corp.
   9.00%, 8/01/12                                             116        113,970

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Hertz Corp.
   8.875%, 1/01/14 (b)                                       $200    $   207,500
   10.50%, 1/01/16 (b)                                        115        124,775
Horizon Lines LLC
   9.00%, 11/01/12                                             88         93,060
                                                                     -----------
                                                                         539,305
                                                                     -----------
UTILITIES--10.4%
AES Corp.
   8.75%, 5/15/13 (b)                                          55         59,400
   9.00%, 5/15/15 (b)                                         100        108,500
Aquila, Inc.
   14.875%, 7/01/12 (h)                                       135        182,588
CMS Energy Corp.
   6.875%, 12/15/15                                            80         80,900
   8.50%, 4/15/11                                             105        113,400
DPL, Inc.
   6.875%, 9/01/11                                             90         93,853
Dynegy-Roseton Danskamme
   Series B
   7.67%, 11/08/16                                            240        245,195
Edison Mission Energy
   9.875%, 4/15/11                                            505        570,649
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11                                            100        103,474
Level 3 Financing, Inc.
   12.25%, 3/15/13 (b)                                        288        298,080
Nevada Power Co.
   6.65%, 4/01/36 (b)                                         100         99,742
Northwest Pipeline Corp.
   8.125%, 3/01/10                                            105        110,775
Reliant Energy, Inc.
   6.75%, 12/15/14                                             50         44,125
   9.50%, 7/15/13                                             240        240,300
Sierra Pacific Power Co.
   6.00%, 5/15/16 (b)                                          85         83,843
Sierra Pacific Resources
   8.625%, 3/15/14                                            130        141,105
Southern Natural Gas Co.
   7.35%, 2/15/31                                             155        159,438
   8.875%, 3/15/10                                            130        138,288
TECO Energy, Inc.
   6.75%, 5/01/15                                             220        226,050
   7.00%, 5/01/12                                             180        186,075
TXU Corp.
   5.55%, 11/15/14                                            205        191,756
   6.50%, 11/15/24                                            504        459,355
Williams Cos., Inc.
   7.625%, 7/15/19                                            445        473,924
   7.875%, 9/01/21                                            255        274,125
                                                                     -----------
                                                                       4,684,940
                                                                     -----------
Total Corporate Debt Obligations
   (cost $43,733,201)                                                 43,530,090
                                                                     -----------

                                                        Shares or
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.3%
BROADCASTING/MEDIA--0.3%
Paxson Communications Corp.
   14.25%, 11/13/06 (e)                                        18    $   155,700
                                                                     -----------
FINANCIAL--1.0%
Sovereign REIT
   Series A
   12.00%, 5/16/20 (b)                                        305        445,300
                                                                     -----------
Total Preferred Stocks
   (cost $458,593)                                                       601,000
                                                                     -----------
WARRANT--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10 (e) (f) (g) (i)                  50              1
   (cost $1,820)
                                                                     -----------
SHORT- TERM INVESTMENT-0.7%
TIME DEPOSIT--0.7%
The Bank of New York
   3.75%, 4/03/06
   (cost $290,000)                                            290        290,000
                                                                     -----------
Total Investments--98.7%
   (cost $44,483,614)                                                 44,421,091
Other assets less liabilities--1.3%                                      582,798
                                                                     -----------
NET ASSETS--100%                                                     $45,003,889
                                                                     ===========

FORWARD EXCHANGE CURRENCY CONTRACTS

                                          U.S. $
                            Contract     Value on     U.S. $
                             Amount    Origination    Current    Unrealized
                             (000)         Date        Value    Depreciation
----------------------------------------------------------------------------
Sale Contracts
Euro, settling 4/18/06        186        $223,843    $225,034     $(1,191)

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 the aggregate market value of these securities amounted to $7,833,633 or17.4% of net assets.

(c)  Variable rate coupon, rate shown as of March 31,2006.

(d) Positions, or portion thereof, with an aggregate market value of $245,748, have been segregated to collateralize open futures contracts.

(e)  PIK (Paid-in-kind) preferred quarterly stock payments.

(f)  Illiquid security, valued at fair value.

(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security which represents 0.1 % of net assets as of March 31, 2006, are considered illiquid and restricted.

                                  Acquisition    Acquisition   Market  Percentage of
Restricted Securities                Date            Cost      Value     Net Assets
------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc
9.00% 11/30/08                 11/09/01-6/06/05    $518,667   $45,671      0.10%
Pliant Corp.-warrants
expiring 6/01/10                   12/01/00           1,820         1      0.00%

(h) The coupon on this security varies along with its rating. If its rating falls below Baa3/BBB- by either Moody's or Standard & Poors, the coupon steps up 50 basis points. The security is currently rated B2/B-.

(i)  Security is in default and is non-income producing.

     Please note: The industry classification presented herein are based on the industry categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--105.9%
CANADA--20.2%
GOVERNMENT/AGENCY OBLIGATIONS--20.2%
Government of Canada
   2.75%, 12/01/07 (a)                         CAD        $ 1,469   $ 1,232,697
   3.00%, 12/01/36  (a)                                       479       552,912
   4.25%, 9/01/09 (a)                                       3,884     3,339,605
   5.00%, 6/01/14 (a)                                         648       583,036
   5.75%, 6/01/33 (a)                                       1,973     2,090,669
   8.00%, 6/01/23 - 6/1/27 (a)                              1,491     1,901,246
Province of Ontario
   2.00%, 12/01/36 (a)                                        575       516,985
   5.60%, 6/02/35 (a)                                         300       288,679
Province of Quebec
   5.50%, 12/01/14 (a)                                        600       545,341
                                                                    -----------
Total Canadian Securities
   (cost $10,688,749)                                                11,051,170
                                                                    -----------
MEXICO--17.9%
GOVERNMENT/AGENCY OBLIGATIONS--17.9%
Mexican Government Bonds
   8.00%, 12/07/23 (a)                         MXN         34,501     2,959,714
   Series M
   9.00%, 12/22/11 (a)                                     15,000     1,417,051
   Series M20
   10.00%, 12/05/24 (a)                                    16,205     1,662,515
   Series MI7
   9.00%, 12/24/09 (a)                                     10,000       949,755
   Series MI10
   8.00%, 12/24/13 (a)                                     31,428     2,817,438
                                                                    -----------
Total Mexican Securities
   (cost $8,703,366)                                                  9,806,473
                                                                    -----------
UNITED STATES--67.8%
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS--22.1%
Federal National Mortgage Association
   4.125%, 4/15/14                             USD        $ 2,000     1,864,034
   5.375%, 11/15/11                                         5,000     5,046,075
   7.00%, 3/01/32                                              74        76,184
Govenment National Mortgage Association
   6.00%, TBA                                               5,000     5,056,250
   9.00%, 9/15/24                                              10        10,398
                                                                    -----------
                                                                     12,052,941
                                                                    -----------
U.S. TREASURY SECURITIES--45.7%
U.S. Treasury Bond
   6.25%, 5/15/30                                           5,200     6,077,094
U.S. Treasury Notes
   1.625%, 1/15/15  (TIPS)                                    616       581,032
   3.50%, 11/15/09                                          4,915     4,699,969
   4.00%, 9/30/07                                           2,606     2,574,035
   4.25%, 11/15/13                                            500       480,235
   4.25%, 8/15/15                                             235       223,865
   4.50%, 11/15/15                                            886       859,766
   4.875%, 2/15/12                                            150       150,234

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. Treasury Strips
   Zero coupon, 5/15/13 - 11/15/21             USD        $17,700   $ 9,320,837
                                                                    -----------
                                                                     24,967,067
                                                                    -----------
Total United States Securities
   (cost $36,639,323)                                                37,020,008
                                                                    -----------
Total Long-Term Investments
   (cost $56,031,438)                                                57,877,651
                                                                    -----------
SHORT-TERM INVESTMENTS--2.9%
TIME DEPOSITS--2.9%
Societe Generale
   4.82%, 4/03/06                                           1,200     1,200,000
The Bank of New York
   3.75%, 4/03/06                                             400       400,000
                                                                    -----------
Total Short-Term Investments
   (cost $1,600,000)                                                  1,600,000
                                                                    -----------
TOTAL INVESTMENTS--108.8%
   (cost $57,631,438)                                                59,477,651
Other assets less liabilities--(8.8%)                                (4,812,038)
                                                                    -----------
NET ASSETS--100%                                                    $54,665,613
                                                                    ===========

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                  U.S. $
                                    Contract     Value on      U.S. $       Unrealized
                                     Amount    Origination     Current     Appreciation/
                                      (000)        Date         Value     (Depreciation)
----------------------------------------------------------------------------------------
Buy Contracts
Canadian Dollar, settling 4/10/06     2,991     $2,622,940   $2,561,880     $ (61,060)
Mexican Peso, settling 4/21/06       35,071      3,331,521    3,218,692      (112,829)
Mexican Peso, settling 4/21/06       24,511      2,254,896    2,249,554        (5,342)
Mexican Peso, settling 4/21/06        5,921        538,400      543,439         5,039

Sale Contracts
Canadian Dollar, settling 4/10/06     7,542      6,547,037    6,458,996        88,041
Canadian Dollar, settling 4/10/06     2,625      2,251,061    2,247,905         3,156
Mexican Peso, settling 4/21/06       65,436      6,186,305    6,005,465       180,840
Mexican Peso, settling 5/23/06       37,198      3,442,702    3,405,492        37,210

(a) Position, or portion thereof, with an aggregate market value of $20,857,643, has been segregated to collateralize open forward exchange currency contracts.

     Currency Abbreviations:
     CAD - Canadian Dollar
     MXP - Mexican Peso
     USD - United States Dollar

     TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

     TIPS - Treasury Inflation Protected Security

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
U.S. GOVERNMENT HIGH GRADE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
U. S. GOVERNMENT & GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS--52.5%
MORTGAGE PASS-THROUGHS--48.5%
Federal Gold Loan Mortgage Corp.
   4.50%, 8/01/35-10/01/35                                $ 2,246    $ 2,072,012
   6.00%, TBA                                                 560        559,650
Federal National Mortgage Association
   4.50%, TBA                                               3,300      3,154,595
   5.00%, 4/01/19                                           2,210      2,154,450
   5.00%, TBA                                               9,455      9,144,613
   5.50%, 2/01/14 - 2/01/35                                11,534     11,344,033
   5.50%, TBA                                               9,205      8,981,028
   6.00%, 11/01/16 - 9/01/35                                5,332      5,347,380
   6.00%, TBA                                               2,440      2,439,239
   6.50%, 1/01/36                                             436        445,791
   6.50%, TBA                                               3,900      3,973,125
                                                                     -----------
                                                                      49,615,916
                                                                     -----------
U.S. TREASURY SECURITIES--4.0%
U.S. Treasury Bonds
   5.375%, 2/15/31                                          2,390      2,515,848
   7.25%, 5/15/16                                           1,320      1,561,106
                                                                     -----------
                                                                       4,076,954
                                                                     -----------
Total U. S. Government & Government
   Sponsored Agency Obligations
   (cost $54,424,801)                                                 53,692,870
                                                                     -----------
CORPORATE DEBT OBLIGATIONS--21.6%
AEROSPACE & DEFENSE--0.3%
Raytheon Co.
   6.75%, 8/15/07                                             166        168,598
Textron, Inc.
   6.375%, 11/15/08                                           125        127,789
                                                                     -----------
                                                                         296,387
                                                                     -----------
AUTOMOTIVE--0.1%
Daimler Chrysler NA Holdings Corp.
   4.875%, 6/15/10                                            110        106,013
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
BANKING--2.6%
Barclays Bank Plc (United Kingdom)
   8.55%, 9/29/49 (a) (b)                                    $365     $  410,672
Huntington National Bank
   4.375%, 1/15/10                                            250        240,750
JPMorgan Chase & Co.
   6.75%, 2/01/11                                             425        446,766
RBS Capital Trust III
   5.512%, 9/29/49 (b)                                        335        323,127
Sanwa Bank
   7.40%, 6/15/11                                             100        107,787
Sumitomo Mitsui Banking Corp. (Japan)
   5.625%, 7/15/49 (a) (b)                                    100         97,008
UFJ Finance Aruba AEC (Aruba)
   6.75%, 7/15/13                                             240        254,332
Wachovia Capital Trust III
   5.80%, 3/15/42 (b)                                         180        176,846
Washington Mutual, Inc.
   4.00%, 1/15/09                                             310        299,299
Wells Fargo & Co.
   4.20%, 1/15/10                                             195        187,147
Zions Bancorp
   5.50%, 11/16/15                                            135        131,708
                                                                      ----------
                                                                       2,675,442
                                                                      ----------
BROADCASTING/MEDIA--1.0%
BSKYB Finance (UK) Ltd. (United Kingdom)
   5.625%, 10/15/15 (a)                                       210        202,398
News America, Inc.
   6.55%, 3/15/33                                             125        121,758
Time Warner Entertainment Co. LP
   8.375%, 3/15/23                                            315        356,148
Time Warner, Inc.
   6.875%, 5/01/12                                            155        162,514
WPP Finance (UK) Corp. (United Kingdom)
   5.875%, 6/15/14                                            175        172,804
                                                                      ----------
                                                                       1,015,622
                                                                      ----------
BUILDING/REAL ESTATE--0.3%
iStar Financial, Inc.
   5.15%, 3/01/12                                             125        119,959
Simon Property Group LP
   6.375%, 11/15/07                                           145        147,099
                                                                      ----------
                                                                         267,058
                                                                      ----------
CABLE--1.0%
AT&T Broadband Corp.
   9.455%, 11/15/22                                           160        201,840
British Sky Broadcasting Plc (United Kingdom)
   6.875%, 2/23/09                                            100        103,491
Comcast Cable Communications, Inc.
   6.875%, 6/15/09                                            250        258,544
Comcast Corp.
   5.30%, 1/15/14                                             155        147,377
   5.50%, 3/15/11                                             275        271,997
                                                                      ----------
                                                                         983,249
                                                                      ----------
CHEMICALS--0.1%
Lubrizol Corp.
   4.625%, 10/01/09                                           120        116,264
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
COMMUNICATIONS--1.8%
AT&T Corp.
   9.75%, 11/15/31                                           $ 60     $   71,644
British Telecom Plc (United Kingdom)
   8.375%, 12/15/10 (c)                                       450        501,927
Sprint Capital Corp.
   8.375%, 3/15/12                                            490        553,650
Telecom Italia Capital SA (Luxembourg)
   4.00%, 11/15/08 - 1/15/10                                  595        562,174
   6.375%, 11/15/33                                            75         70,673
Verizon Global Funding Corp.
   4.90%, 9/15/15                                             140        129,475
                                                                      ----------
                                                                       1,889,543
                                                                      ----------
COMMUNICATIONS - FIXED--0.2%
Vodafone Group Plc
   5.50%, 6/15/11                                             230        227,875
                                                                      ----------
COMMUNICATIONS - MOBILE--1.0%
AT&T Wireless Services, Inc.
   7.875%, 3/01/11                                            460        504,190
   8.75%, 3/01/31                                             145        183,649
Telus Corp. (Canada)
   7.50%, 6/01/07                                             330        337,457
                                                                      ----------
                                                                       1,025,296
                                                                      ----------
CONGLOMERATES/MISCELLANEOUS--0.2%
Hutchison Whampoa International Ltd.
   (Cayman Islands)
   7.45%, 11/24/33 (a)                                        185        201,790
                                                                      ----------
CONSUMER MANUFACTURING--0.2%
Textron Financial Corp.
   Series E
   4.125%, 3/03/08                                            190        185,909
                                                                      ----------
ENERGY--1.1%
Amerada Hess Corp.
   7.875%, 10/01/29                                           225        261,999
ConocoPhillips Holdings Co.
   6.95%, 4/15/29                                             225        254,541
Duke Energy Field Services LLC
   7.875%, 8/16/10                                             70         75,982
Enterprise Products Operating LP
   5.60%, 10/15/14                                            125        121,212
Valero Energy Corp.
   6.875%, 4/15/12                                            255        270,175
   7.50%, 4/15/32                                             105        120,720
                                                                      ----------
                                                                       1,104,629
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
FINANCIAL--3.8%
American General Finance Corp.
   4.625%, 5/15/09                                           $340     $  333,058
Boeing Capital Corp.
   4.75%, 8/25/08                                             115        113,764
CIT Group, Inc.
   7.75%, 4/02/12                                             460        507,032
Core Investment Grade Trust
   4.659%, 11/30/07                                           575        568,099
Countrywide Home Loans, Inc.
   4.00%, 3/22/11                                             330        306,587
   Series K
   4.25%, 12/19/07                                            265        260,021
General Electric Capital Corp.
   4.375%, 11/21/11                                            35         33,254
Goldman Sachs Group, Inc.
   4.75%, 7/15/13                                             165        155,879
Household Finance Corp.
   6.50%, 11/15/08                                            425        436,925
   7.00%, 5/15/12                                             195        208,429
ILFC E-Capital Trust I
   5.90%, 12/21/65 (a) (b)                                    135        131,020
Kinder Morgan Finance
   5.35%, 1/05/11                                             270        265,694
MBNA Corp.
   4.625%, 9/15/08                                            290        285,668
MUFG Capital Finance 1 Ltd
   6.346%, 7/29/49 (b)                                        105        103,324
Resona Preferred Global Securities (Cayman Islands)
   7.191%, 12/30/49 (a) (b)                                   135        140,860
                                                                      ----------
                                                                       3,849,614
                                                                      ----------
FOOD/BEVERAGE--0.4%
Conagra Foods, Inc.
   6.75%, 9/15/11                                              43         44,690
   7.875%, 9/15/10                                            144        155,377
Kroger Co.
   7.80%, 8/15/07                                             225        231,695
                                                                      ----------
                                                                         431,762
                                                                      ----------
HEALTH CARE--1.1%
Anthem, Inc.
   3.50%, 9/01/07                                             315        306,317
Humana, Inc.
   6.30%, 8/01/18                                             215        218,664
WellPoint, Inc.
   3.75%, 12/14/07                                             80         77,906
   4.25%, 12/15/09                                            405        388,907
Wyeth
   5.50%, 2/01/14                                             186        183,528
                                                                      ----------
                                                                       1,175,322
                                                                      ----------
INDUSTRIAL--0.2%
Tyco International Group SA
   6.00%, 11/15/13                                            155        155,704
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
INSURANCE--1.2%
Assurant, Inc.
   5.625%, 2/15/14                                           $155     $  152,310
Liberty Mutual Group
   5.75%, 3/15/14 (a)                                         195        189,557
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33 (a) (b)                                    235        226,979
Royal Sun & Alliance Insurance Group (United Kingdom)
   8.95%, 10/15/29                                             95        120,132
Zurich Capital Trust I
   8.376%, 6/01/37 (a)                                        490        524,181
                                                                      ----------
                                                                       1,213,159
                                                                      ----------
METALS & MINING--0.1%
Ispat Inland ULC (Canada)
   9.75%, 4/01/14                                              95        107,469
                                                                      ----------
PAPER/PACKAGING--0.5%
International Paper Co.
   5.30%, 4/01/15                                             220        206,221
Packaging Corp. of America
   5.75%, 8/01/13                                             155        150,251
Weyerhaeuser Co.
   5.95%, 11/01/08                                            175        176,609
                                                                      ----------
                                                                         533,081
                                                                      ----------
PUBLIC UTILITIES-ELECTRIC & GAS--3.2%
Carolina Power & Light Co.
   6.50%, 7/15/12                                             335        349,084
Consumers Energy Co.
   Series C
   4.25%, 4/15/08                                             130        126,784
Duke Capital LLC
   8.00%, 10/01/19                                            250        291,972
Exelon Corp.
   6.75%, 5/01/11                                             220        229,931
First Energy Corp.
   Series B
   6.45%, 11/15/11                                            265        274,205
   Series C
   7.375%, 11/15/31                                           270        299,909
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12                                           195        196,807
   6.125%, 4/01/36 (a)                                        115        112,574
NiSource Finance Corp.
   7.875%, 11/15/10                                           190        206,094
Pacific Gas & Electric
   4.80%, 3/01/14                                             215        203,308
   6.05%, 3/01/34                                              40         39,143
Progress Energy, Inc.
   7.10%, 3/01/11                                             185        196,211
Public Service Company of Colorado
   7.875%, 10/01/12                                           200        226,186

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
TXU Australia LP (Australia)
   6.150%, 11/15/13 (a)                                      $235     $  241,556
Xcel Energy, Inc.
   7.00%, 12/01/10                                            260        273,993
                                                                      ----------
                                                                       3,267,757
                                                                      ----------
PUBLIC UTILITIES - TELEPHONE--0.2%
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                                            170        168,532
                                                                      ----------
SERVICE--0.2%
Waste Management, Inc.
   6.875%, 5/15/09                                            205        213,152
                                                                      ----------
SUPERMARKETS & DRUGS--0.2%
Safeway, Inc.
   4.80%, 7/16/07                                              85         84,255
   6.50%, 3/01/11                                              65         66,949
   7.25%, 2/01/31                                              80         84,774
                                                                      ----------
                                                                         235,978
                                                                      ----------
TECHNOLOGY--0.6%
Cisco Systems, Inc.
   5.25%, 2/22/11                                              90         89,232
IBM Corp.
   4.375%, 6/01/09                                             90         87,798
Motorola, Inc.
   7.625%, 11/15/10                                            22         23,995
Oracle Corp./Ozark Holdings
   5.25%, 1/15/16 (a)                                         430        412,496
                                                                      ----------
                                                                         613,521
                                                                      ----------
Total Corporate Debt Obligations
   (cost $22,175,169)                                                 22,060,128
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES--11.6%
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Cl.A5
   5.304%, 6/10/39 (b)                                        675        670,024
   Series 2004-4 Cl.A3
   4.128%, 7/10/42                                            410        394,617
   Series 2004-6 Cl.A2
   4.161%, 12/10/42                                           525        503,948
   Series 2005-6 Cl.A4
   5.182%, 9/10/47 (b)                                        680        663,578
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR7 A3
   5.116%, 2/11/41 (b)                                        505        488,489
   Series 2005-T18 Cl.A4
   4.933%, 2/13/42 (b)                                        530        506,118
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Cl.A2
   3.861%, 3/15/36                                            360        349,615
   Series 2004-C5 Cl.A2
   4.183%, 11/15/37                                           440        422,501
   Series 2005-C1 Cl.A4
   5.014%, 2/15/38 (b)                                        450        431,928
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Cl.A3FX
   4.863%, 7/10/45                                            455        445,809

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Cl.A4
   4.111%, 7/05/35                                           $450    $   413,788
   Series 2005-GG3 Cl.A2
   4.305%, 8/10/42                                            530        511,494
GS Mortgage Securities Corporation II
   Series 2006-GG6 Cl.A2
   5.506%, 4/10/38 (b)                                        275        275,968
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C1 Cl.A2
   4.302%, 1/15/38                                             95         90,197
   Series 2005-LDP1 Cl.A4
   5.038%, 3/15/46 (b)                                        550        528,600
   Series 2005-LDP3 Cl.A2
   4.851%, 8/15/42                                            405        395,928
   Series 2005-LDP4 Cl.A2
   4.79%, 10/15/42                                            465        453,319
   Series 2005-LDP5 Cl.A2
   5.198%, 12/15/44                                           360        356,213
   Series 2006-CB14 Cl.A4
   5.481%, 12/12/44 (b)                                       195        193,224
LB-UBS Commercial Mortgage Trust
   Series 2004-C8 Cl.A2
   4.201%, 12/15/29                                           420        404,216
   Series 2005-C1 Cl.A4
   4.742%, 2/15/30                                            365        344,305
   Series 2005-C7 Cl.A4
   5.197%, 11/15/30 (b)                                       340        330,427
   Series 2006-C1 Cl.A4
   5.156%, 2/15/31                                            285        276,194
Merrill Lynch Mortgage Trust
   Series 2005-CKI1 Cl.A6
   5.245%, 11/12/37 (b)                                       280        274,551
   Series 2005-MKB2 Cl.A2
   4.806%, 9/12/42                                            655        641,304
Merrill Lynch/Countrywide Commercial Mortgage Trust
   Series 2006-1 Cl.A2
   5.439%, 2/12/39 (b)                                        235        235,002
Morgan Stanley Capital I
   Series 2004-T13 Cl.A2
   3.94%, 9/13/45                                             690        654,299
   Series 2005-T17 Cl.A5
   4.78%, 12/13/41                                            655        619,305
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $12,284,843)                                                 11,874,961
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.8%
Aegis Asset Backed Securities Trust
   Series 2004-3 Cl.A2A
   5.018%, 9/25/34 (d)                                       $171       $171,001
Asset Backed Funding Certificates
   Series 2003-WF1 Cl.A2
   5.331%, 12/25/32 (d)                                       136        137,004
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Cl.1A1
   4.968%, 4/25/22 (d)                                        156        156,166
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Cl.A3A
   4.10%, 6/15/08                                             465        459,844
Capital One Prime Auto Receivables Trust
   Series 2005-1 Cl.A3
   4.32%, 8/15/09                                             720        712,275
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Cl.AFPT
   3.36%, 1/25/33 (e)                                         116        106,544
Credit-Based Asset Servicing and Securities
   Series 2003-CB1 Cl.AF
   3.45%, 1/25/33 (e)                                         252        237,167
   Series 2005-CB7 Cl.AF2
   5.147%, 11/25/35 (e)                                       260        255,614
GE-WMC Mortgage Securities LLC
   Series 2005-2 Cl.A2B
   4.751%, 12/25/35 (d)                                       285        284,655
Home Equity Mortgage Trust
   Series 2005-4 Cl.A3
   4.742%, 1/25/36 (e)                                        305        299,891
   Series 2005-2 Cl.A1
   4.998%, 7/25/35 (d)                                        119        119,339
   Series 2006-1 Cl.A2
   5.30%, 3/25/36 (e)                                         120        119,514
Household Home Equity Loan Trust
   Series 2005-3 Cl.A1
   4.83%, 1/20/35 (d)                                         318        318,647
Morgan Stanley ABS Capital I
   Series 2004-HE4 Cl.A3
   5.018%, 5/25/34 (d)                                          2          1,976
Novastar Home Equity Loan
Series 2001-1 A1
   5.378%, 7/25/31 (d)                                        194        193,614
Providian Gateway Master Trust
   Series 2004-DA Cl.A
   3.35%, 9/15/11                                             360        350,622
Residential Asset Mortgage Products, Inc.
   Series 2005-RS3 Cl.AIA2
   4.75%, 3/25/35 (d)                                         290        289,864
   Series 2005-RS1 Cl.AII1
   4.928%, 1/25/35 (d)                                        148        147,814
   Series 2005-RZ1 Cl.A2
   5.018%, 4/25/35 (d)                                        385        385,000
Residential Asset Securities Corp.
   Series 2004-KS7 Cl.A2
   5.188%, 11/25/32 (d)                                       104        104,384
   Series 2004-KS7 Cl.AI1
   4.961%, 10/25/21 (d)                                        12         12,118

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Residential Funding Mortgage Sec II
   Series 2005-HI2 Cl.A3
   4.46%, 5/25/35                                          $  225     $  220,817
Saxon Asset Securities Trust
   Series 2005-4 Cl.A2B
   4.998%, 11/25/37 (d)                                       300        300,000
Specialty Underwriting & Residential Finance
   Series 2006-BC1 Cl.A2A
   4.65%, 12/25/36 (d)                                        263        263,167
Structured Asset Investment Loan Trust
   Series 2004-5 Cl.A2
   4.998%, 5/25/34 (d)                                         24         24,468
   Series 2006-1 Cl.A1
   4.898%, 1/25/36                                            236        236,379
                                                                      ----------
Total Asset-Backed Securities
   (cost $5,953,722)                                                   5,907,884
                                                                      ----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS--4.9%
American Home Mortgage Investment Trust
   Series 2005-4 Cl.5A
   5.35%, 11/25/45 (d)                                        570        567,748
Bear Stearns ALT-A Trust
   Series 2005-10 Cl.24A1
   5.993%, 1/25/36 (b)                                        487        494,592
   Series 2006-1 Cl.22A1
   5.453%, 2/25/36                                            614        609,339
   Series 2006-2 Cl.23A1
   6.00%, 3/25/36 (b)                                         500        500,910
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Cl.1A4
   5.126%, 5/25/35 (b)                                        568        556,914
   Series 2006-AR1 Cl.3A1
   5.50%, 3/27/36 (d)                                         710        709,202
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Cl.4A1
   6.278%, 5/25/36 (b)                                        305        307,425
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Cl.2A1
   6.233%, 3/25/36 (b)                                        305        307,025
Residential Funding Mortgage Security 1
   Series 2005-SA3 Cl.3A
   5.249%, 8/25/35 (b)                                        375        368,788
Structured Adjustable Rate Mortgage Loan
   Series 2006-3 Cl.2A1
   6.017%, 4/25/36 (b)                                        390        392,651
Washington Mutual
   Series 2005-AR2 Cl.2A22
   5.038%, 2/25/35 (d)                                        244        244,358
                                                                      ----------
Total Non-Agency Collateralized Mortgage Obligations
   (cost $5,065,998)                                                   5,058,952
                                                                      ----------
SOVEREIGN DEBT OBLIGATIONS--1.8%
Russian Federation (Russia)
   5.00%, 3/31/30 (e)                                         670        735,124
United Mexican States (Mexico)
   7.50%, 1/14/12                                           1,060      1,144,800
                                                                      ----------
Total Sovereign Debt Obligations
   (cost $1,859,093)                                                   1,879,924
                                                                      ----------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATION--0.3%
FannieMae Grantor Trust
   Series 2004-T5 Cl.AB4
   4.527%, 5/28/35 (d)
   (cost $301,344)                                        $  301   $    301,434
                                                                   ------------
SHORT-TERM INVESTMENTS--29.3%
FEDERAL AGENCIES--25.3%
Federal Home Loan Bank
   Zero coupon, 4/12/06                                    8,680      8,669,914
Federal Home Loan Mortgage Corp.
   Zero coupon, 5/11/06                                    8,620      8,577,055
Federal National Mortgage Association
   Zero coupon, 4/18/06                                    8,670      8,653,293
                                                                   ------------
                                                                     25,900,262
                                                                   ------------
TIME DEPOSIT--4.0%
The Bank of New York
   3.75%, 4/03/06
                                                           4,072      4,072,000
                                                                   ------------
Total Short-Term Investments
   (cost $29,927,014)                                                29,972,262
                                                                   ------------
TOTAL INVESTMENTS--127.8%
   (cost $131,991,984)                                              130,748,415
Other assets less liabilities--(27.8%)                              (28,436,223)
                                                                   ------------
NET ASSETS--100%                                                   $102,312,192
                                                                   ============

INTEREST RATE SWAP CONTRACT

                                                      Rate Type
                                            -----------------------------
                                                Payments        Payments
      Swap         Notional   Termination       made by       received by   Unrealized Appreciation /
  Counterparty      Amount       Date           the Fund        the Fund          (Depreciation)
-----------------------------------------------------------------------------------------------------
Lehman Brothers   3,505,000     11/02/07    3 Month LIBOR +      4.814%             $ 11,763
Lehman Brothers   1,000,000     03/02/16    3 Month LIBOR +      5.063               (24,619)

+LIBOR- London Interbank Offered Rate

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2006, the aggregate market value of these securities amounted to $2,891,091 or 2.8 % of net assets.

(b)  Variable rate coupon, rate shown as of March 31, 2006.

(c) The coupon on this security varies along with its rating. For each rating downgrade by either Moody's or Standard & Poors, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.125%. The security is currently rated Baa1/A-.

(d)  Floating rate security. Stated interest rate was in effect at March
     31, 2006.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2006.

     Glossary

     TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENT
March 31, 2006 (unaudited)
                                                         Principal
                                                            Amount          U.S.
Company                                                      (000)       $ Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 4.3%
CC USA, Inc.
   4.55%, 1/10/07(a)(b)                                     $1,200   $ 1,200,000
Sigma Finance, Inc.
   4.69%, 7/25/06(a)(b)                                      1,200     1,200,339
                                                                     -----------
Total Corporate Obligations
   (amortized cost $2,400,339)                                         2,400,339
                                                                     -----------
COMMERCIAL PAPER - 79.4%
Abbey National LLC
   4.59%, 4/11/06                                            1,000       998,980
American Express
   4.42%, 4/04/06                                            1,000       999,877
American General Finance Corp.
   4.75%, 4/27/06                                            2,200     2,193,033
Banque Caisse D'Epargne L'Etat
   4.40%, 4/03/06                                            2,300     2,300,000
Barclays Bank PL/C
   4.84%, 6/12/06                                            2,200     2,179,296
Bear Stearns
   4.68%, 4/18/06                                              800       798,440
BNP Paribas Finance, Inc.
   4.625%, 4/13/06                                           2,300     2,297,045
Calyon North America, Inc.
   4.68%, 4/17/06                                            2,300     2,295,814
Canadian Imperial Holding
   4.63% 4/13/06                                               800       798,971
CBA Delaware, Inc.
   4.74%, 4/20/06                                            1,000       997,762
Citigroup Global Markets
   4.58% 4/07/06                                             2,300     2,298,830
Danske Corp.
   4.76% 5/03/06                                             1,000       996,033
Dexia LLC
   4.56% 4/04/06                                               900       899,886
Fountain Square Funding
   4.70% 4/19/06                                             2,300     2,295,196
Galaxy Funding
   4.60%, 5/04/06                                            2,100     2,091,682
General Electric Corp.
   4.56%, 4/05/06                                            2,300     2,299,417
ING Funding LLC
   4.57%, 4/06/06                                            1,000       999,619
Lloyds Bank PLC
   4.78%, 4/05/06                                            2,200     2,199,416
Merrill Lynch
   4.68%, 4/06/06                                            1,000       999,610
Nordea Bank
   4.84%, 6/26/06                                              800       790,965
Old Line Funding
   4.69%, 4/18/06                                            1,000       998,046
Park Avenue Receivable Corp.
   4.74%, 4/24/06                                            2,300     2,293,641
Rabobank USA Finance Corp.
   4.83%, 4/03/06                                            1,900     1,900,000
Svenska Handelsbanken
   4.425%, 4/03/06                                           1,000     1,000,000
Toronto Dominion Holdings, Inc.
   4.85%, 6/28/06                                              800       790,731
Toyota Motor Credit Corp.
   4.63%, 4/12/06                                            2,300     2,297,338
Triple Funding
   4.75%, 4/10/06                                            1,000       999,076
UBS Finance
   4.83%, 4/03/06                                              500       500,000
Variable Funding
   4.75%, 4/25/06                                            1,000       997,097
Windmill Funding Corp.
   4.71%, 4/24/06                                              800       797,802
                                                                     -----------
Total Commercial Paper
   (amortized cost $44,303,603)                                       44,303,603
                                                                     -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENT
March 31, 2006 (unaudited)

                                                         Principal
                                                            Amount          U.S.
Company                                                      (000)       $ Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 16.0%
Credit Suisse First Boston
   4.75%, 4/20/06                                           $  800   $   800,000
Depfa Bank
   4.75%, 5/15/06                                            1,000     1,000,000
HBOS Treasury
   4.79%, 6/06/06                                            2,300     2,300,000
Royal Bank of Scotland
   4.755%, 1/12/07                                           1,600     1,600,060
Suntrust Bank
   4.62%, 7/31/06                                            1,000     1,000,000
Wells Fargo Bank
   4.73%, 4/05/06                                            2,200     2,200,000
                                                                     -----------
Total Certificates of Deposit
   (amortized cost $8,900,060)                                         8,900,060
                                                                     -----------
TOTAL INVESTMENTS-99.7%
   (cost $55,604,002)                                                 55,604,002
Other assets lees liabilities-0.3%                                       141,900
                                                                     -----------
NET ASSETS-100%                                                      $55,745,902
                                                                     ===========

(a) Securities are exempt from registration under Rule 144a of the Securities Act of 1933. These securities consider liquid and may be resold in transactions exempt from registration, normally to qulified institutional buyers. At March 31,2006, the aggregate market value of these securities amounted to $2,400,339 or 4.3% of net assets.

(b)  Variable rate coupon, rate shown as of March 31, 2006.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
FINANCE--24.8%
BANKING-MONEY CENTER--4.2%
JPMorgan Chase & Co.                                        9,450     $  393,498
UBS AG                                                      1,250        137,462
Wachovia Corp.                                              3,000        168,150
                                                                      ----------
                                                                         699,110
                                                                      ----------
BANKING-REGIONAL--4.7%
Bank of America Corp.                                       6,400        291,456
Comerica, Inc.                                                900         52,173
Huntington Bancshares, Inc.                                 2,000         48,260
KeyCorp                                                       600         22,080
Mellon Financial Corp.                                      2,000         71,200
National City Corp.                                         2,000         69,800
Northern Trust Corp.                                        1,800         94,500
PNC Financial Services Group                                  400         26,924
Wells Fargo & Co.                                           1,400         89,418
                                                                      ----------
                                                                         765,811
                                                                      ----------
BROKERAGE & MONEY MANAGEMENT--6.3%
Federated Investors, Inc.                                   1,000         39,050
Franklin Resources, Inc.                                    1,900        179,056
Legg Mason, Inc.                                            1,550        194,261
Lehman Brothers Holdings, Inc.                                275         39,746
Merrill Lynch & Co., Inc.                                   3,950        311,102
Morgan Stanley                                                500         31,410
The Goldman Sachs Group, Inc.                               1,400        219,744
Waddell & Reed Financial, Inc.                              1,000         23,100
                                                                      ----------
                                                                       1,037,469
                                                                      ----------
INSURANCE--5.2%
Ace Ltd.                                                    1,300         67,613
American International Group, Inc.                          4,550        300,710
Genworth Financial, Inc.                                    1,700         56,831
MetLife, Inc.                                               1,500         72,555
RenaissanceRe Holdings Ltd.                                   800         34,896
The Allstate Corp.                                            250         13,028
The Chubb Corp.                                               700         66,808
The Hartford Financial Services Group, Inc.                   900         72,495
The St. Paul Travelers Cos., Inc.                           2,000         83,580
Torchmark Corp.                                               600         34,260
UnumProvident Corp.                                         1,100         22,528
XL Capital Ltd.                                               600         38,466
                                                                      ----------
                                                                         863,770
                                                                      ----------
MORTGAGE BANKING--1.4%
Fannie Mae                                                  2,000        102,800
Freddie Mac                                                 1,525         93,025
Regions Financial Corp.                                     1,100         38,687
                                                                      ----------
                                                                         234,512
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS--3.0%
Citigroup, Inc.                                             8,000     $  377,840
MBIA, Inc.                                                    500         30,065
Nasdaq Stock Market, Inc. (a)                                 900         36,036
U.S. Bancorp                                                1,700         51,850
                                                                      ----------
                                                                         495,791
                                                                      ----------
                                                                       4,096,463
                                                                      ----------
TECHNOLOGY--15.8%
COMMUNICATION EQUIPMENT--5.1%
ADC Telecommunications, Inc. (a)                            1,300         33,267
Corning, Inc. (a)                                           9,000        242,190
Crown Castle International Corp. (a)                        1,700         48,195
Juniper Networks, Inc. (a)                                  8,800        168,256
Nokia Oyj (ADR)                                               600         12,432
QUALCOMM, Inc.                                              6,775        342,883
                                                                      ----------
                                                                         847,223
                                                                      ----------
COMMUNICATION SERVICES--0.1%
American Tower Corp. Cl.A (a)                                 400         12,128
                                                                      ----------
COMPUTER HARDWARE/STORAGE--2.9%
Apple Computer, Inc. (a)                                    4,625        290,080
Hewlett-Packard Co.                                         5,700        187,530
                                                                      ----------
                                                                         477,610
                                                                      ----------
COMPUTER PERIPHERALS--0.7%
Network Appliance, Inc. (a)                                 3,300        118,899
                                                                      ----------
COMPUTER SERVICES--0.4%
Electronic Data Systems Corp.                               2,700         72,441
                                                                      ----------
CONTRACT MANUFACTURING--0.8%
Celestica, Inc. (a)                                         2,200         25,190
Cooper Industries Ltd. Cl.A                                   150         13,035
Flextronics International Ltd. (a)                          3,100         32,085
Sanmina-SCI Corp. (a)                                       3,000         12,300
Solectron Corp. (a)                                        11,800         47,200
                                                                      ----------
                                                                         129,810
                                                                      ----------
SEMICONDUCTOR CAPITAL EQUIPMENT--0.6%
Agere Systems, Inc. (a)                                     2,100         31,584
KLA-Tencor Corp.                                            1,300         62,868
                                                                      ----------
                                                                          94,452
                                                                      ----------
SEMICONDUCTOR COMPONENTS--4.1%
Advanced Micro Devices, Inc. (a)                            5,900        195,644
Broadcom Corp. (a)                                          6,812        294,006
Intel Corp.                                                 1,600         30,960
Marvell Technology Group Ltd. (a)                           2,250        121,725
NVIDIA Corp. (a)                                              500         28,630
                                                                      ----------
                                                                         670,965
                                                                      ----------
SOFTWARE--1.1%
Microsoft Corp.                                             6,900        187,749
                                                                      ----------
                                                                       2,611,277
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
HEALTH CARE--14.1%
BIOTECHNOLOGY--3.4%
Amgen, Inc. (a)                                             1,150     $   83,662
Genentech, Inc. (a)                                         3,625        306,349
Gilead Sciences, Inc. (a)                                   2,750        171,105
Monsanto Co.                                                  100          8,475
                                                                      ----------
                                                                         569,591
                                                                      ----------
DRUGS--4.4%
Eli Lilly & Co.                                               800         44,240
Merck & Co., Inc.                                           3,600        126,828
Pfizer, Inc.                                               11,000        274,120
Teva Pharmaceutical Industries Ltd. (ADR)                   6,600        271,788
                                                                      ----------
                                                                         716,976
                                                                      ----------
MEDICAL PRODUCTS--2.0%
Alcon, Inc.                                                 2,050        213,733
St. Jude Medical, Inc. (a)                                  2,725        111,725
                                                                      ----------
                                                                         325,458
                                                                      ----------
MEDICAL SERVICES--4.2%
Caremark Rx, Inc. (a)                                       2,775        136,474
Medco Health Solutions, Inc. (a)                              725         41,484
Tenet Healthcare Corp. (a)                                  2,200         16,236
UnitedHealth Group, Inc.                                    4,025        224,836
WellPoint, Inc. (a)                                         3,525        272,941
                                                                      ----------
                                                                         691,971
                                                                      ----------
                                                                       2,303,996
                                                                      ----------
CONSUMER SERVICES--13.2%
APPAREL--0.3%
Jones Apparel Group, Inc.                                   1,500         53,055
                                                                      ----------
BROADCASTING & CABLE--1.7%
CBS Corp. Cl.B                                              2,375         56,953
Comcast Corp. Special Cl.A (a)                              2,800         73,136
The E.W. Scripps Co.                                          140          6,259
Time Warner, Inc.                                           8,300        139,357
Viacom, Inc. Cl.B (a)                                         175          6,790
                                                                      ----------
                                                                         282,495
                                                                      ----------
CELLULAR COMMUNICATIONS--0.3%
America Movil, S.A. de C.V. (ADR)                           1,650         56,529
                                                                      ----------
ENTERTAINMENT/LEISURE--0.1%
The Walt Disney Co.                                           600         16,734
                                                                      ----------
PRINTING & PUBLISHING--0.2%
The Interpublic Group of Cos., Inc. (a)                     3,200         30,592
                                                                      ----------
RESTAURANT & LODGING--1.8%
Las Vegas Sands Corp. (a)                                   1,000         56,660
McDonald's Corp.                                            5,600        192,416
Starbucks Corp. (a)                                         1,400         52,696
                                                                      ----------
                                                                         301,772
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
RETAIL - GENERAL MERCHANDISE--5.1%
eBay, Inc. (a)                                              7,750     $  302,715
Limited Brands, Inc.                                        1,900         46,474
Lowe's Cos., Inc.                                           2,950        190,098
Office Depot, Inc. (a)                                      2,300         85,652
Target Corp.                                                4,225        219,742
                                                                      ----------
                                                                         844,681
                                                                      ----------
TOYS--0.3%
Mattel, Inc.                                                2,800         50,764
                                                                      ----------
MISCELLANEOUS--3.3%
Google, Inc. Cl.A (a)                                         930        362,700
Yahoo!, Inc. (a)                                            5,300        170,978
                                                                      ----------
                                                                         533,678
                                                                      ----------
                                                                       2,170,300
                                                                      ----------
ENERGY--11.8%
DOMESTIC INTEGRATED--0.4%
Occidental Petroleum Corp.                                    700         64,855
                                                                      ----------
INTERNATIONAL--4.4%
BP p.l.c. (ADR)                                               600         41,364
ChevronTexaco Corp.                                         2,700        156,519
Exxon Mobil Corp.                                           8,000        486,880
Total, SA (ADR)                                               350         46,105
                                                                      ----------
                                                                         730,868
                                                                      ----------
OIL SERVICE--6.3%
Baker Hughes, Inc.                                            625         42,750
ENSCO International, Inc.                                   1,200         61,740
GlobalSantaFe Corp.                                         2,900        176,175
Halliburton Co.                                             5,475        399,785
Nabors Industries Ltd. (a)                                  2,400        171,792
Noble Corp.                                                   600         48,660
Rowan Cos., Inc.                                            1,200         52,752
Schlumberger Ltd.                                             650         82,271
                                                                      ----------
                                                                       1,035,925
                                                                      ----------
MISCELLANEOUS--0.7%
ConocoPhillips                                              1,800        113,670
                                                                      ----------
                                                                       1,945,318
                                                                      ----------
CONSUMER STAPLES--7.7%
BEVERAGES--0.8%
PepsiCo, Inc.                                                 800         46,232
The Coca-Cola Co.                                           1,975         82,693
                                                                      ----------
                                                                         128,925
                                                                      ----------
FOOD--0.8%
Del Monte Foods Co.                                         2,000         23,720
General Mills, Inc.                                         1,200         60,816
Kellogg Co.                                                 1,000         44,040
Kraft Foods, Inc.                                             275          8,335
                                                                      ----------
                                                                         136,911
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.1%
Kimberly-Clark Corp.                                        1,000     $   57,800
The Clorox Co.                                                900         53,865
The Procter & Gamble Co.                                    6,800        391,816
                                                                      ----------
                                                                         503,481
                                                                      ----------
RETAIL - FOOD & DRUG--1.8%
Safeway, Inc.                                               2,400         60,288
SUPERVALU, Inc.                                             1,100         33,902
The Kroger Co.                                              3,100         63,116
Walgreen Co.                                                2,150         92,730
Whole Foods Market, Inc.                                      800         53,152
                                                                      ----------
                                                                         303,188
                                                                      ----------
TOBACCO--1.2%
Altria Group, Inc.                                          2,300        162,978
UST, Inc.                                                   1,000         41,600
                                                                      ----------
                                                                         204,578
                                                                      ----------
                                                                       1,277,083
                                                                      ----------
UTILITIES--3.9%
ELECTRIC & GAS UTILITY--1.0%
Dominion Resources, Inc.                                    1,000         69,030
Entergy Corp.                                                 900         62,046
Northeast Utilities                                         1,400         27,342
                                                                      ----------
                                                                         158,418
                                                                      ----------
TELEPHONE UTILITY--2.9%
AT&T, Inc                                                   2,700         73,008
BellSouth Corp.                                             3,500        121,275
Sprint Nextel Corp.                                         4,700        121,448
Verizon Communications, Inc.                                4,900        166,894
                                                                      ----------
                                                                         482,625
                                                                      ----------
                                                                         641,043
                                                                      ----------
CAPITAL GOODS--2.3%
ELECTRICAL EQUIPMENT--0.5%
Arrow Electronics, Inc. (a)                                 1,200         38,724
Johnson Controls, Inc.                                        600         45,558
                                                                      ----------
                                                                          84,282
                                                                      ----------
MACHINERY--0.5%
Eaton Corp.                                                   700         51,079
Ingersoll-Rand Co., Ltd.                                      800         33,432
                                                                      ----------
                                                                          84,511
                                                                      ----------
MISCELLANEOUS--1.3%
General Electric Co.                                        6,300        219,114
                                                                      ----------
                                                                         387,907
                                                                      ----------
AEROSPACE & DEFENSE--2.5%
AEROSPACE--2.5%
Goodrich Corp.                                              1,000         43,610
Northrop Grumman Corp.                                        900         61,461
Rockwell Collins, Inc.                                        600         33,810
The Boeing Co.                                              3,600        280,548
                                                                      ----------
                                                                         419,429
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
CONSUMER MANUFACTURING--1.4%
AUTO & RELATED--1.4%
Autoliv, Inc.                                               1,000    $    56,580
BorgWarner, Inc.                                              700         42,028
Cooper Tire & Rubber Co.                                      700         10,038
Lear Corp.                                                    800         14,184
Magna International, Inc. Cl.A                                250         18,923
SPX Corp.                                                     900         48,078
Toyota Motor Corp. (ADR)                                      250         27,225
                                                                     -----------
                                                                         217,056
                                                                     -----------
TRANSPORTATION--0.7%
RAILROAD--0.7%
CSX Corp.                                                   1,300         77,740
Norfolk Southern Corp.                                        700         37,849
                                                                     -----------
                                                                         115,589
                                                                     -----------
BASIC INDUSTRY--0.7%
CHEMICALS--0.5%
PPG Industries, Inc.                                          900         57,015
The Lubrizol Corp.                                            700         29,995
                                                                     -----------
                                                                          87,010
                                                                     -----------
CONTAINERS--0.2%
Owens-Illinois, Inc. (a)                                    1,700         29,529
                                                                     -----------
                                                                         116,539
                                                                     -----------
MULTI-INDUSTRY COMPANIES--0.6%
Crane Co.                                                     700         28,707
Textron, Inc.                                                 700         65,373
                                                                     -----------
                                                                          94,080
                                                                     -----------
TOTAL INVESTMENTS--99.4%
   (cost $13,684,825)                                                 16,396,080
Other assets less liabilities--0.6%                                      101,977
                                                                     -----------
NET ASSETS--100%                                                     $16,498,057
                                                                     ===========

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                                         U.S.
Company                                                      Shares     $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--62.9%
UNITED STATES INVESTMENTS--39.6%
FINANCE--10.4%
BANKING--4.7%
Bank of America Corp.                                        13,250   $  603,405
Citigroup, Inc.                                              14,650      691,919
Comerica, Inc.                                                1,775      102,897
Fannie Mae                                                    3,850      197,890
Freddie Mac                                                   3,000      183,000
Huntington Bancshares, Inc.                                   4,000       96,520
JPMorgan Chase & Co.                                         15,375      640,214
KeyCorp                                                         700       25,760
Mellon Financial Corp.                                        3,000      106,800
National City Corp.                                           3,675      128,257
Northern Trust Corp.                                          3,500      183,750
PNC Financial Services Group, Inc.                              450       30,290
Regions Financial Corp.                                       3,200      112,544
SunTrust Banks, Inc.                                          1,300       94,588
U.S. Bancorp                                                  2,900       88,450
UBS AG                                                        2,500      274,925
Wachovia Corp.                                                5,425      304,071
Wells Fargo & Co.                                             2,600      166,062
                                                                      ----------
                                                                       4,031,342
                                                                      ----------
FINANCIAL SERVICES--2.5%
Countrywide Financial Corp.                                   1,700       62,390
Federated Investors, Inc.                                     1,750       68,338
Franklin Resources, Inc.                                      3,725      351,044
Legg Mason, Inc.                                              3,000      375,990
Lehman Brothers Holdings, Inc.                                  500       72,265
MBIA, Inc.                                                      850       51,111
Merrill Lynch & Co., Inc.                                     7,050      555,258
Morgan Stanley                                                1,100       69,102
Nasdaq Stock Market, Inc. (a)                                 1,450       58,058
Prudential Financial, Inc.                                      200       15,162
The Goldman Sachs Group, Inc.                                 2,600      408,096
Waddell & Reed Financial, Inc.                                1,200       27,720
                                                                      ----------
                                                                       2,114,534
                                                                      ----------
INSURANCE--3.2%
Ace Ltd.                                                      1,600       83,216
American International Group, Inc.                           11,150      736,903
Genworth Financial, Inc.                                      2,875       96,111
MetLife, Inc.                                                 2,400      116,088
Old Republic International Corp.                              2,200       48,004
The Allstate Corp.                                            1,600       83,376
The Chubb Corp.                                                 900       85,896
The Hartford Financial Services Group, Inc.                   1,650      132,908
The St. Paul Travelers Cos., Inc.                             3,600      150,444
Torchmark Corp.                                               1,550       88,505
UnitedHealth Group, Inc.                                      7,900      441,294
UnumProvident Corp.                                           3,900       79,872
WellPoint, Inc. (a)                                           6,900      534,267
                                                                      ----------
                                                                       2,676,884
                                                                      ----------
                                                                       8,822,760
                                                                      ----------

                                                                         U.S.
Company                                                      Shares     $ Value
--------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS--6.9%
DATA PROCESSING--3.6%
Agere Systems, Inc. (a)                                       2,500   $   37,600
Apple Computer, Inc. (a)                                      9,000      564,480
Arrow Electronics, Inc. (a)                                     950       30,657
Avnet, Inc. (a)                                               1,800       45,684
Electronic Data Systems Corp.                                 4,000      107,320
EMC Corp. (a)                                                 3,700       50,431
Google, Inc. Cl.A (a)                                         1,825      711,750
Hewlett-Packard Co.                                           9,100      299,390
International Business Machines Corp.                         1,200       98,964
Microsoft Corp.                                              13,000      353,730
Network Appliance, Inc. (a)                                   6,900      248,607
Sanmina-SCI Corp. (a)                                         9,400       38,540
Solectron Corp. (a)                                          15,400       61,600
Tech Data Corp. (a)                                           1,400       51,674
Yahoo!, Inc. (a)                                             10,100      325,826
                                                                      ----------
                                                                       3,026,253
                                                                      ----------
ELECTRICAL & ELECTRONICS--2.6%
ADC Telecommunications, Inc. (a)                              1,600       40,944
Broadcom Corp. Cl.A (a)                                      13,250      571,870
Cisco Systems, Inc. (a)                                       3,800       82,346
Corning, Inc.(a)                                             17,600      473,616
Juniper Networks, Inc. (a)                                   17,050      325,996
QUALCOMM, Inc.                                               13,250      670,583
Tellabs, Inc. (a)                                             3,200       50,880
                                                                      ----------
                                                                       2,216,235
                                                                      ----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.7%
Advanced Micro Devices, Inc.(a)                              11,500      381,340
Intel Corp.                                                   3,700       71,595
KLA-Tencor Corp.                                              2,450      118,482
NVIDIA Corp. (a)                                                900       51,534
                                                                      ----------
                                                                         622,951
                                                                      ----------
                                                                       5,865,439
                                                                      ----------
CONSTRUCTION & HOUSING--4.3%
BUILDING MATERIALS--0.2%
Martin Marietta Materials, Inc.                                 425       45,488
Vulcan Materials Co.                                            800       69,320
                                                                      ----------
                                                                         114,808
                                                                      ----------
REAL ESTATE--4.1%
Alexandria Real Estate Equities, Inc.                         1,300      123,929
AMB Property Corp.                                            1,100       59,697
Archstone-Smith Trust                                         2,400      117,048
Avalonbay Communities, Inc.                                   1,375      150,013
Boston Properties, Inc.                                       1,725      160,856
Brookfield Properties Corp.                                   2,550       87,083
Camden Property Trust                                         1,550      111,678
Corporate Office Properties Trust                             2,900      132,646
Developers Diversified Realty Corp.                           1,600       87,600
Digital Realty Trust, Inc.                                    2,150       60,566
EastGroup Properties, Inc.                                      575       27,278
Equity Inns, Inc.                                             3,000       48,600
Equity Office Properties Trust                                1,300       43,654
Equity Residential                                            3,400      159,086
Essex Property Trust, Inc.                                      425       46,210
Federal Realty Investment Trust                                 950       71,440
FelCor Lodging Trust, Inc.                                    2,900       61,190
First Potomac Realty Trust                                    1,750       49,438

                                                                         U.S.
Company                                                      Shares     $ Value
--------------------------------------------------------------------------------
General Growth Properties, Inc.                               3,175   $  155,162
Kimco Realty Corp.                                            3,100      125,984
LaSalle Hotel Properties                                      1,150       47,150
Maguire Properties, Inc.                                      2,100       76,650
Mid-America Apartment Communities, Inc.                       1,100       60,225
Pan Pacific Retail Properties, Inc.                             525       37,222
ProLogis                                                      4,125      220,687
Public Storage, Inc.                                          2,200      178,706
Reckson Associates Realty Corp.                               1,250       57,275
Regency Centers Corp.                                         1,650      110,863
Simon Property Group, Inc.                                    3,300      277,662
SL Green Realty Corp.                                           700       71,050
Sovran Self Storage, Inc.                                       350       19,320
Strategic Hotel Capital, Inc.                                 1,400       32,592
Sunstone Hotel Investors, Inc.                                2,850       82,565
Tanger Factory Outlet Centers, Inc.                           1,300       44,733
The Macerich Co.                                                775       57,311
United Dominion Realty Trust, Inc.                            1,250       35,675
Vornado Realty Trust                                          2,175      208,799
                                                                      ----------
                                                                       3,497,643
                                                                      ----------
                                                                       3,612,451
                                                                      ----------
CONSUMER CYCLICAL--3.8%
BROADCASTING & PUBLISHING--0.7%
CBS Corp. Cl. B                                               4,400      105,512
Comcast Corp. Cl. A (a)                                       2,500       65,400
Comcast Corp. Special Cl.A (a)                                2,700       70,524
Liberty Media Corp Cl.A (a)                                   5,200       42,692
The E.W. Scripps Co. Cl.A                                       860       38,451
The Walt Disney Co.                                           3,400       94,826
Time Warner, Inc.                                            13,600      228,344
Viacom, Inc. Cl. B (a)                                        1,900       73,720
                                                                      ----------
                                                                         719,469
                                                                      ----------
BUSINESS & PUBLIC SERVICES--0.1%
The Interpublic Group of Cos., Inc. (a)                       5,500       52,580
                                                                      ----------
LEISURE & TOURISM--0.9%
Host Marriott Corp.                                           6,100      130,540
Las Vegas Sands Corp. (a)                                     1,800      101,988
McDonald's Corp.                                             10,275      353,049
Starbucks Corp. (a)                                           3,100      116,684
Starwood Hotels & Resorts Worldwide, Inc.                       375       25,399
                                                                      ----------
                                                                         727,660
                                                                      ----------
MERCHANDISING--1.8%
eBay, Inc.(a)                                                14,750      576,134
Limited Brands                                                2,900       70,934
Lowe's Cos., Inc.                                             5,800      373,752
Office Depot, Inc.(a)                                         3,300      122,892
Target Corp.                                                  7,450      387,475
                                                                      ----------
                                                                       1,531,187
                                                                      ----------
RECREATION & OTHER CONSUMER--0.1%
Mattel, Inc.                                                  3,900       70,707
                                                                      ----------
TEXTILES & APPAREL--0.1%
Jones Apparel Group, Inc.                                     1,800       63,666
V.F. Corp.                                                      500       28,450
                                                                      ----------
                                                                          92,116

                                                                         U.S.
Company                                                      Shares     $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER CYCLICALS--0.1%
Newell Rubbermaid, Inc.                                       1,900   $   47,861
                                                                      ----------
                                                                       3,241,580
                                                                      ----------
ENERGY--3.5%
ENERGY EQUIPMENT & SERVICES--1.6%
Baker Hughes, Inc.                                            1,350       92,340
ENSCO International, Inc.                                     1,400       72,030
GlobalSantaFe Corp.                                           3,650      221,738
Halliburton Co.                                              10,400      759,408
Rowan Cos., Inc.                                              1,600       70,336
Schlumberger Ltd.                                             1,300      164,541
                                                                      ----------
                                                                       1,380,393
                                                                      ----------
ENERGY SOURCES--1.9%
ChevronTexaco Corp.                                           5,425      314,487
ConocoPhillips                                                3,200      202,080
Exxon Mobil Corp.                                            14,450      879,427
Marathon Oil Corp.                                            1,500      114,255
Occidental Petroleum Corp.                                    1,300      120,445
                                                                      ----------
                                                                       1,630,694
                                                                      ----------
                                                                       3,011,087
                                                                      ----------
MEDICAL--3.2%
HEALTH & PERSONAL CARE--3.2%
Amgen, Inc. (a)                                               2,250      163,688
Bristol-Myers Squibb Co.                                      4,000       98,440
Caremark Rx, Inc. (a)                                         5,450      268,031
Eli Lilly & Co.                                               1,550       85,715
Genentech, Inc. (a)                                           7,050      595,795
Gilead Sciences, Inc. (a)                                     5,450      339,099
Medco Health Solutions, Inc. (a)                              1,500       85,830
Merck & Co., Inc.                                             5,975      210,499
Pfizer, Inc.                                                 21,500      535,780
St. Jude Medical, Inc. (a)                                    5,250      215,250
Tenet Healthcare Corp. (a)                                    2,800       20,664
Ventas, Inc.                                                  1,500       49,770
Wyeth                                                         1,375       66,715
                                                                      ----------
                                                                       2,735,276
                                                                      ----------
CONSUMER STAPLES--2.6%
BEVERAGES & TOBACCO--0.7%
Altria Group, Inc.                                            4,000      283,440
Kraft Foods, Inc.                                             1,300       39,403
PepsiCo, Inc.                                                 1,150       66,459
The Coca-Cola Co.                                             3,325      139,218
UST, Inc.                                                     1,500       62,400
                                                                      ----------
                                                                         590,920
                                                                      ----------
FOOD & HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co.                                         1,100       62,810
ConAgra Foods, Inc.                                           4,100       87,986
Del Monte Foods Co.                                           2,100       24,906
General Mills, Inc.                                           2,075      105,161
Kellogg Co.                                                     700       30,828
Safeway, Inc.                                                 2,700       67,824
SUPERVALU, Inc.                                               1,500       46,230

                                                                         U.S.
Company                                                      Shares     $ Value
--------------------------------------------------------------------------------
The Clorox Co.                                               1,400    $   83,790
The Kroger Co.                                               3,700        75,332
The Procter & Gamble Co.                                    13,100       754,821
Walgreen Co.                                                 4,150       178,990
Whole Foods Market, Inc.                                     2,100       139,524
                                                                      ----------
                                                                       1,658,202
                                                                      ----------
                                                                       2,249,122
                                                                      ----------
CAPITAL EQUIPMENT--2.0%
AEROSPACE & DEFENSE--0.9%
Goodrich Corp.                                               1,700        74,137
Lockheed Martin Corp.                                        1,000        75,130
Northrop Grumman Corp.                                       2,000       136,580
Rockwell Collins, Inc.                                       1,050        59,168
The Boeing Co.                                               6,750       526,027
                                                                      ----------
                                                                         871,042
                                                                      ----------
AUTOMOBILES--0.3%
Autoliv, Inc.                                                1,200        67,896
BorgWarner, Inc.                                             1,000        60,040
Cooper Tire & Rubber Co.                                       900        12,906
Johnson Controls, Inc.                                         700        53,151
Lear Corp.                                                   1,400        24,822
                                                                      ----------
                                                                         218,815
                                                                      ----------
INDUSTRIAL COMPONENTS--0.1%
Eaton Corp.                                                  1,000        72,970
                                                                      ----------
MULTI-INDUSTRY--0.7%
Crane Co.                                                      800        32,808
General Electric Co.                                        11,050       384,319
Hubbell, Inc. Cl.B                                             600        30,756
SPX Corp.                                                    1,000        53,420
Textron, Inc.                                                  800        74,712
                                                                      ----------
                                                                         576,015
                                                                      ----------
                                                                       1,738,842
                                                                      ----------
TELECOMMUNICATIONS--1.4%
American Tower Corp. (a)                                     1,100        33,352
AT&T, Inc.                                                  12,500       338,000
BellSouth Corp.                                              6,900       239,085
Crown Castle International Corp. (a)                         2,800        79,380
Sprint Corp. (FON Group)                                     7,400       191,216
Verizon Communications, Inc.                                 8,600       292,916
                                                                      ----------
                                                                       1,173,949
                                                                      ----------
UTILITIES--0.6%
ELECTRIC & GAS UTILITY--0.6%
American Electric Power Co., Inc.                            1,400        47,628
Dominion Resources, Inc.                                     1,800       124,253
Entergy Corp.                                                1,375        94,793
Exelon Corp.                                                   250        13,225
Northeast Utilities                                          2,100        41,013
Pinnacle West Capital Corp.                                  1,800        70,380
Wisconsin Energy Corp.                                       2,350        93,977
                                                                      ----------
                                                                         485,269
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
INDUSTRIAL COMMODITIES--0.5%
CHEMICAL--0.3%
E.I. du Pont de Nemours & Co.                               1,400    $    59,094
Monsanto Co.                                                  200         16,950
PPG Industries, Inc.                                        1,575         99,776
The Lubrizol Corp.                                          1,100         47,135
                                                                     -----------
                                                                         222,955
                                                                     -----------
FOREST & PAPER--0.2%
Kimberly-Clark Corp.                                        2,025        117,045
MeadWestvaco Corp.                                          1,100         30,041
Smurfit-Stone Container Corp. (a)                           2,300         31,211
                                                                     -----------
                                                                         178,297
                                                                     -----------
MISCELLANEOUS MATERIALS--0.0%
Owens-Illinois, Inc. (a)                                    2,300         39,951
                                                                     -----------
                                                                         441,203
                                                                     -----------
TRANSPORTATION--0.4%
TRANSPORTATION-ROAD & RAIL--0.4%
CSX Corp.                                                   1,500         89,700
Norfolk Southern Corp.                                      2,200        118,954
Union Pacific Corp.                                         1,050         98,018
                                                                     -----------
                                                                         306,672
                                                                     -----------
                                                                      33,683,650
                                                                     -----------
Total United States Investments
   (cost $29,745,949)
FOREIGN INVESTMENTS--23.3%
AUSTRALIA--0.9%
Centro Properties Group                                     6,169         28,547
DB RREEF Trust                                             30,551         32,125
General Property Trust                                     26,600         78,567
Macquarie CountryWide Trust                                21,380         30,520
Macquarie Goodman Group                                    18,807         67,015
QBE Insurance Group Ltd.                                    6,822        106,691
Rinker Group Ltd.                                           4,545         64,063
Stockland                                                  11,779         56,627
Westfield Group                                            27,989        342,294
                                                                     -----------
                                                                         806,449
                                                                     -----------
BERMUDA--0.6%
Marvell Technology Group Ltd. (a)                           4,375        236,688
Nabors Industries Ltd. (a)                                  4,300        307,794
                                                                     -----------
                                                                         544,482
                                                                     -----------
BRAZIL--0.2%
Petroleo Brasileiro S.A. (ADR) (a)                          2,400        197,096
                                                                     -----------
CANADA--0.7%
Allied Properties Real Estate Investment Trust              3,700         59,562
Boardwalk Real Estate Investment Trust                      3,100         60,442
Canadian Apartment Properties Real Estate Investment
   Trust                                                    2,000         28,308
Canadian Natural Resources Ltd.                             1,800        100,030
Canadian Real Estate Investment Trust                       2,450         49,950
Cominar Real Estate Investment Trust                        1,500         25,932
Dundee Real Estate Investment Trust                         1,400         33,326

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
H&R Real Estate Investment Trust                            3,100     $   58,398
Primaris Retail Real Estate Investment Trust                4,650         72,825
RioCan Real Estate Investment Trust                         3,175         62,693
Summit Real Estate Investment Trust                         2,200         49,638
                                                                      ----------
                                                                         601,104
                                                                      ----------
CHINA--0.2%
China Petrolium & Chemical Corp.                          108,000         63,033
China Shenhua Energy Co., Ltd.                             27,000         47,426
PretroChina Co., Ltd.                                      28,000         29,230
                                                                      ----------
                                                                         139,689
                                                                      ----------
FINLAND--0.0%
Citycon Oyj                                                 6,500         32,375
Citycon Oyj Rights, expiring 4/21/06                        6,500          2,143
                                                                      ----------
                                                                          34,518
                                                                      ----------
FRANCE--3.1%
Arcelor                                                     3,300        129,834
Assurance Generales de France (AGF)                         1,300        156,633
Bail Investissement Fonciere                                1,800        112,704
BNP Paribas S.A.                                            2,260        209,157
BNP Paribas New (a)                                           201         18,037
Business Objects S.A. (a)                                   2,624         95,592
CapGemini, SA (a)                                           4,169        226,566
Credit Agricole, SA                                         3,010        116,657
European Aeronautic Defence & Space Co.                     4,061        170,608
Klepierre                                                   1,490        185,519
Renault, SA                                                 2,100        222,542
Sanofi-Aventis, SA                                          1,918        181,881
Societe Generale                                              800        119,875
Societe Television Francaise 1                              2,073         62,722
Total, SA                                                     600        158,181
Unibail                                                     1,875        337,968
Vinci, SA                                                   1,029        101,253
Vinci, SA Rights, expiring 4/12/06                          1,029          2,207
                                                                      ----------
                                                                       2,607,936
                                                                      ----------
GERMANY--1.1%
Comerzbank AG                                               1,826         72,538
Continental AG                                              1,800        198,383
E.On AG                                                     1,300        142,872
Man AG                                                      1,200         83,407
Muenchener Rueckversicherungs - Gesellschaft  AG
   (MunichRe)                                               1,000        141,556
RWE AG                                                      1,190        103,435
SAP AG                                                        840        182,413
                                                                      ----------
                                                                         924,604
                                                                      ----------
GREECE--0.2%
EFG Eurobank Ergasias                                       1,870         71,953
National Bank of Greece S.A.                                1,403         65,973
                                                                      ----------
                                                                         137,926
                                                                      ----------
HONG KONG--0.8%
Hang Lung Properties Ltd.                                  55,000        104,358
Kerry Properties Ltd.                                      42,000        153,587
New World Development Co., Ltd.                            67,000        117,436
Sino Land Co., Ltd.                                       120,000        171,999

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                               13,700     $  138,951
                                                                      ----------
                                                                         686,331
                                                                      ----------
HUNGARY--0.1%
Mol Magyar Olaj-es Gazipari Rt.                               600         61,603
                                                                      ----------
INDIA--0.0%
Infosys Technologies Ltd.                                     317         21,337
                                                                      ----------
IRELAND--0.3%
Anglo Irish Bank Corp. Plc                                  5,733         94,402
CRH Plc                                                     4,470        156,141
                                                                      ----------
                                                                         250,543
                                                                      ----------
ISRAEL--0.7%
Bank Leumi Le-Israel                                       14,400         52,141
Teva Pharmaceutical Industries Ltd. (ADR)                  13,550        557,990
                                                                      ----------
                                                                         610,131
                                                                      ----------
ITALY--0.5%
Beni Stabili S.p.A                                         32,000         36,039
Buzzi Unicem S.p.A.                                         3,000         71,483
Eni S.p.A.                                                  8,052        229,282
Luxottica Group S.p.A.                                      4,552        125,287
                                                                      ----------
                                                                         462,091
                                                                      ----------
JAPAN--5.4%
Canon, Inc.                                                 4,000        263,978
Denso Corp.                                                 3,600        142,302
Hoya Corp.                                                  4,400        177,177
Japan Real Estate Investment Corp.                              4         34,667
Japan Retail Fund Investment Corp.                             20        156,335
Japan Tobacco, Inc.                                            40        140,764
JFE Holdings, Inc.                                          4,700        190,074
Mitsubishi Corp.                                            5,600        127,684
Mitsubishi Tokyo Financial Group, Inc.                         15        228,115
Mitsui & Co., Ltd.                                         15,000        216,644
Mitsui Chemicals, Inc.                                     11,000         80,877
Mitsui Fudosan Co., Ltd.                                   15,100        347,122
Mitsui O.S.K. Lines Ltd.                                   15,000        101,432
NEC Corp.                                                  12,000         84,404
Nippon Building Fund, Inc.                                     32        295,866
Nitto Denko Corp.                                           2,200        186,584
Nomura Holdings, Inc.                                      11,600        256,974
Orix Corp.                                                    640        198,778
Sony Corp.                                                  1,100         50,675
Sumitomo Electric Industries Ltd.                           4,700         74,451
Sumitomo Heavy Industries Ltd.                             16,800        161,120
Sumitomo Mitsui Financial Group, Inc.                          35        386,340
Sumitomo Realty & Development Co., Ltd.                     8,000        221,463
Takeda Pharmaceutical Co., Ltd.                             1,100         62,573
Toyota Motor Corp.                                          6,200        337,585
Yamada Denki Co., Ltd.                                        700         80,971
                                                                      ----------
                                                                       4,604,955
                                                                      ----------
KOREA--0.4%
Hyundai Motor Co. (a)                                          70          5,870
Kookmin Bank (a)                                            1,200        102,855
POSCO                                                         600        154,035
Samsung Electronics Co., Ltd.                                 120         77,479

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd. (a)                         100     $    4,460
                                                                      ----------
                                                                         344,699
                                                                      ----------
MEXICO--0.2%
America Movil, SA de C.V.  (ADR)                            5,750        196,995
                                                                      ----------
NETHERLANDS--0.7%
Eurocommercial Properties NV                                  875         33,981
ING Groep NV                                               12,647        498,085
Rodamco Europe NV                                             450         45,158
Wereldhave NV                                                 355         39,868
                                                                      ----------
                                                                         617,092
                                                                      ----------
NORWAY--0.2%
Norsk Hydro ASA                                             1,094        151,341
                                                                      ----------
RUSSIA--0.1%
LUKOIL (ADR) (a)                                              642         53,414
                                                                      ----------
SINGAPORE--0.5%
Ascendas Real Estate Investment Trust                      96,650        129,979
CapitaMall Trust                                           44,600         65,311
Flextronics International Ltd. (a)                          6,800         70,380
Singapore Telecommunications Ltd.                          72,000        117,917
                                                                      ----------
                                                                         383,587
                                                                      ----------
SOUTH AFRICA--0.0%
Naspers Ltd.                                                1,730         35,200
                                                                      ----------
SPAIN--0.5%
Banco Bilbao Vizcaya Argentaria, SA                         6,831        142,326
Endesa, SA                                                  3,700        119,067
Inmobiliaria Colonial, SA                                     650         45,726
Repsol YPF, SA                                              4,100        116,442
                                                                      ----------
                                                                         423,561
                                                                      ----------
SWEDEN--0.3%
Atlas Copco AB                                              4,747        133,351
Telefonaktiebolaget LM Ericsson                            22,342         84,401
                                                                      ----------
                                                                         217,752
                                                                      ----------
SWITZERLAND--1.8%
Alcon, Inc.                                                 3,975        414,434
Credit Suisse Group                                         5,285        295,663
Nestle, SA                                                    514        152,201
Nobel Biocare Holding AG                                      353         78,655
Novartis AG                                                 3,288        182,438
Roche Holding AG                                            1,142        169,717
UBS AG                                                      2,231        245,184
                                                                      ----------
                                                                       1,538,292
                                                                      ----------
TAIWAN--0.3%
Foxconn Technology Co., Ltd. (a)                            6,000         38,094
High Tech Computer Corp.                                    3,000         81,722
Hon Hai Precision Industry Co., Ltd.                        1,370          8,451
Quanta Computer, Inc. (GDR)                                 5,725         47,011
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)          9,624         96,817
                                                                      ----------
                                                                         272,095
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
UNITED KINGDOM--3.5%
AstraZeneca Plc                                             1,700    $    85,410
Aviva Plc                                                  11,100        153,835
BAE Systems Plc                                            27,142        197,878
Barclays Plc                                               12,200        142,476
BG Group Plc                                                5,894         73,614
BHP Billiton Plc                                            6,565        120,379
BP Plc                                                      7,100         81,660
British American Tobacco Plc                               10,884        263,312
British Land Co. Plc                                        7,716        166,091
Brixton Plc                                                 4,500         38,371
Capital & Regional Plc                                      4,932         98,470
Derwent Valley Holdings Plc                                 2,700         75,770
Friends Provident Plc                                      20,270         73,221
GlaxoSmithKline Plc                                         1,800         47,058
Hammerson Plc                                               3,050         65,534
HBOS Plc                                                    7,750        129,231
J Sainsbury Plc                                            19,100        110,049
Land Securities Group Plc                                   3,629        121,423
Liberty International Plc                                   3,925         80,112
Marks & Spencer Group Plc                                  12,484        120,506
Prudential Plc                                              5,135         59,392
Rio Tinto Plc                                               1,879         96,374
Royal Bank of Scotland Group Plc                            5,500        178,833
Slough Estates Plc                                          1,700         19,636
Standard Chartered Plc                                      1,351         33,556
Vodafone Group Plc                                         84,600        176,496
Xstrata Plc                                                 3,920        126,918
                                                                     -----------
                                                                       2,935,605
                                                                     -----------
Total Foreign Investments
(cost $16,253,757 )                                                   19,860,428
                                                                     -----------
Total Common Stocks
(cost $45,999,706)                                                    53,544,078
                                                                     -----------
CORPORATE DEBT OBLIGATIONS--6.4%
AUTOMOTIVE--0.2%
DaimlerChrysler North America Holdings
   4.875%, 6/15/10                                             25         24,094
Ford Motor Credit Co.
   7.375%, 10/28/09                                           160        150,421
                                                                     -----------
                                                                         174,515
                                                                     -----------
BANKS--0.3%
Bank of America Corp.
   4.50%, 8/01/10                                             100         96,650
Citigroup, Inc.
   5.01%, 6/09/09 (b)                                          20         20,051
JPMorgan Chase & Co.
   6.75%, 2/01/11                                              80         84,097
Wells Fargo Co.
   4.20%, 1/15/10                                              35         33,590
Zions Bancorporation
   5.50%, 11/16/15                                             35         34,146
                                                                     -----------
                                                                         268,534
                                                                     -----------
FINANCE--2.1%
Assurant, Inc.
   5.625%, 2/15/14                                             35         34,393
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10                                             50         47,573
CIT Group Inc.
   7.75%, 4/02/12                                              50         55,112

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
CIT Group, Inc.
   5.50%, 11/30/07                                             35     $   35,092
Citigroup, Inc.
   4.625%, 8/03/10                                             75         72,829
Countrywide Home Loan
   4.00%, 3/22/11                                              65         60,388
   4.25%, 12/19/07                                             55         53,967
Fairfax Financial Holdings
   7.75%, 4/26/12                                              30         26,400
General Electric Capital Corp.
   4.375%, 11/21/11                                            25         23,753
   6.75%, 3/15/32                                              60         66,815
Goldman Sachs Group, Inc.
   4.75%, 7/15/13                                              35         33,065
HSBC Finance Corp.
   6.50%, 11/15/08                                             80         82,245
   7.00%, 5/15/12                                              40         42,755
Istar Financial, Inc.
   5.15%, 3/01/12                                              20         19,193
KFW
   1.85%, 9/20/10                                          64,000        556,509
Kinder Morgan Finance Co. ULC
   5.35%, 1/05/11                                              70         68,884
Liberty Mutual Group, Inc. (c)
   5.75%, 3/15/14                                              35         34,023
Merrill Lynch & Co.
   Series C
   4.25%, 2/08/10                                             120        115,222
Simon Property Group LP
   6.375%, 11/15/07                                            30         30,434
SLM Corp.
   4.50%, 7/26/10                                              55         52,494
TXU Australia
   6.15%, 11/15/13 (c)                                        238        244,639
                                                                      ----------
                                                                       1,755,785
                                                                      ----------
INDUSTRIALS--1.7%
Allbritton Communications Co.
   7.75%, 12/15/12                                             25         25,125
AOL Time Warner
   6.875%, 5/01/12                                             40         41,939
British Sky Broadcasting
   8.20%, 7/15/09                                              20         21,500
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12                                              30         29,250
Comcast Cable Communications Holdings, Inc.
   6.20%, 11/15/08                                             40         40,665
   6.875%, 6/15/09                                             50         51,709
   9.455%, 11/15/22                                            40         50,460
Comcast Corp.
   5.30%, 1/15/14                                              40         38,033
   5.50%, 3/15/11                                              50         49,454
Conagra Foods, Inc.
   6.75%, 9/15/11                                              10         10,393
   7.875%, 9/15/10                                             25         26,975
Cox Enterprises
   4.375%, 5/01/08 (c)                                         40         38,829
DirecTV Holdings LLC
   6.375%, 6/15/15                                             25         24,688
Fortune Brands, Inc.
   2.875%, 12/01/06                                            20         19,681
GSC Holdings Corp.
   8.00%, 10/01/12 (c)                                         30         29,775
IBM Corp.
   4.375%, 6/01/09                                             20         19,511

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
International Paper Co.
   5.30%, 4/01/15                                              55     $   51,555
Ispat Inland ULC
   9.75%, 4/01/14                                              25         28,281
Kraft Foods, Inc.
   4.125%, 11/12/09                                           115        109,925
Kroger Co.
   7.80%, 8/15/07                                              45         46,339
Lubrizol Corp.
   4.625%, 10/01/09                                            20         19,377
MGM Mirage, Inc.
   8.375%, 2/01/11                                             25         26,375
Motorola, Inc.
   7.625%, 11/15/10                                             5          5,453
News America, Inc.
   6.55%, 3/15/33                                              25         24,352
Packaging Corporation of America
   5.75%, 8/01/13                                              30         29,081
Panamsat Corp.
   9.00%, 8/15/14                                              25         26,313
R.H. Donnelley Corp.
   6.875%, 1/15/13 (c)                                         20         18,700
   8.875%, 1/15/16 (c)                                         10         10,400
Safeway, Inc.
   4.80%, 7/16/07                                              20         19,825
   6.50%, 3/01/11                                              15         15,450
   7.25%, 2/01/31                                              20         21,194
Textron Financial Corp.
   4.125%, 3/03/08                                             35         34,246
Time Warner Entertainment
   8.375%, 3/15/23                                             65         73,491
Tyco International Group, SA
   6.00%, 11/15/13                                             85         85,386
Waste Management, Inc.
   6.875%, 5/15/09                                             40         41,591
WellPoint, Inc.
   3.50%, 9/01/07                                              65         63,208
   3.75%, 12/14/07                                             16         15,581
   4.25%, 12/15/09                                             80         76,821
Weyerhaeuser Co.
   5.95%, 11/01/08                                             35         35,322
Williams Cos., Inc.
   7.875%, 9/01/21                                             25         26,875
WPP Finance (UK) Corp.
   5.875%, 6/15/14                                             25         24,686
Wyeth
   5.50%, 2/01/14                                              40         39,468
                                                                      ----------
                                                                       1,487,282
                                                                      ----------
OIL--0.3%
Amerada Hess Corp.
   7.875%, 10/01/29                                            55         64,045
Conoco, Inc.
   6.95%, 4/15/29                                              40         45,252
Enterprise Products Operating LP
   5.60%, 10/15/14                                             25         24,242
NRG Energy, Inc.
   7.25%, 2/01/14                                               5          5,081
   7.375%, 2/01/16                                             20         20,425
Valero Energy Corp.
   6.875%, 4/15/12                                             45         47,678
   7.50%, 4/15/32                                              20         22,994
                                                                      ----------
                                                                         229,717
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.9%
AT&T Corp.
   9.05%, 11/15/11                                             40     $   43,240
   9.75%, 11/15/31                                             15         17,911
British Telecom Plc
   8.375%, 12/15/10                                           100        111,539
Cingular Wireless LLC
   5.625%, 12/15/06                                            50         50,123
Cingular Wireless Services
   7.875%, 3/01/11                                            115        126,047
   8.75%, 3/01/31                                              35         44,329
Sprint Capital Corp.
   8.375%, 3/15/12                                            120        135,589
Telecom Italia Capital
   4.00%, 1/15/10                                             120        112,811
Telus Corp. (Canada)
   7.50%, 6/01/07                                              60         61,356
Vodafone Group Plc
   5.50%, 6/15/11                                              60         59,446
                                                                      ----------
                                                                         762,391
                                                                      ----------
UTILITY--0.9%
Carolina Power & Light
   6.50%, 7/15/12                                              65         67,733
Consumers Energy
   4.25%, 4/15/08                                              25         24,382
Duke Capital Llc.
   8.00%, 10/01/19                                             60         70,072
Duke Energy Field Services
   7.875%, 8/16/10                                             15         16,282
Exelon Corp.
   6.75%, 5/01/11                                              25         26,129
Firstenergy Corp.
   Series B
   6.45%, 11/15/11                                             65         67,258
   Series C
   7.375%, 11/15/31                                            55         61,093
Midamerican Energy Holdings
   6.125%, 4/01/36 (c)                                         30         29,367
   5.875%, 10/01/12                                            30         30,278
NiSource Finance Corp.
   7.875%, 11/15/10                                            40         43,388
Pacific Gas & Electric
   4.80%, 3/01/14                                              65         61,465
   6.05%, 3/01/34                                               5          4,893
Progress Energy
   7.10%, 3/01/11                                              40         42,424
Public Service Company of Colorado
   7.875%, 10/01/12                                            30         33,928
Qwest Communications International, Inc.
   7.50%, 2/15/14                                              25         25,750
Telecom Italia Capital
   6.00%, 9/30/34                                              65         58,475
Verizon Global Funding Corp.
   4.90%, 9/15/15                                              35         32,369
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                                             45         44,611
Xcel Energy, Inc.
   7.00%, 12/01/10                                             30         31,615
                                                                      ----------
                                                                         771,512
                                                                      ----------
Total Corporate Debt Obligations
   (cost $5,586,709)                                                   5,449,736
                                                                      ----------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS--18.2%
MORTGAGE PASS-THRUS--14.0%
Federal Gold Loan Mortgage Corp.
   4.50%, TBA                                              $  480    $   442,369
   4.50%, 1/01/36                                              70         64,376
Federal National Mortgage Association
   4.50%, 4/04/34                                             840        802,988
   5.00%, 4/01/19                                             434        423,229
   5.00%, TBA                                               1,225      1,175,400
   5.50%, TBA                                               1,820      1,791,844
   5.50%, 4/01/33                                           3,925      3,830,557
   6.00%, TBA                                               2,235      2,237,326
   6.50%, 1/01/36                                             110        112,694
   6.50%, TBA                                               1,020      1,039,125
                                                                     -----------
                                                                      11,919,908
                                                                     -----------
UNITED STATES TREASURY SECURITIES--2.8%
U.S.  Treasury Bond
   4.50%, 11/15/15                                            305        295,969
   5.375%, 2/15/31                                             60         63,159
   7.25%, 5/15/16                                           1,445      1,708,938
U.S. Treasury Note
   4.25%, 1/15/11                                             290        282,807
                                                                     -----------
                                                                       2,350,873
                                                                     -----------
FEDERAL AGENCIES--1.4%
Federal National Mortgage Association
   3.875%, 2/15/10                                          1,265      1,209,364
                                                                     -----------
Total U.S. Government & Government Sponsored Agency
   Obligations (cost $15,614,229)                                     15,480,145

COMMERCIAL MORTGAGE BACKED SECURITIES--4.6%
American Home Mortgage Investment Trust
   Series 2005-4 Cl. 5A
   5.35%, 11/25/45 (b)                                        143        140,766
Banc of America Commercial Mortgage Inc.
   Series 2004-3  Cl. A5
   5.304%, 6/10/39                                            115        114,043
   Series 2005-6 Cl. A4
   5.182%, 9/10/47                                            115        112,252
   Series 2004-4 Cl.A3
   4.128%, 7/10/42                                             50         48,211
   Series 2004-6 Cl. A2
   4.161%, 12/10/42                                            65         62,507
   Series 2005-1 Cl. A3
   4.877%, 11/10/42                                           270        265,627
Bear Stearns ALT-A Trust
   Series 2005-10 Cl. 24A1
   5.993%, 1/25/36 (d)                                        125        127,181
   Series 2006-1 Cl. 22A1
   5.453%, 2/25/36 (d)                                        290        288,136
   Series 2006-2 Cl. 23A1
   6.00%, 3/25/36 (d)                                         125        125,228

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
   Series 2006-AR1 Cl. 3A1
   5.50%, 3/27/36 (b)                                        $184       $183,500
   Series 2005-2 Cl.1A4
   5.126%, 5/25/35                                            159        155,936
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Cl. A2
   3.861%, 3/15/36                                             45         43,702
   Series 2004-C5 Cl. A2
   4.183%, 11/15/37                                            55         52,935
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Cl. A3FX
   4.863%, 7/10/45                                            105        102,885
GS Mortgage Securities Corp.
   Series 2006-GG6 Cl. A2
   5.506%, 4/10/38                                             75         75,264
Indymac Indx Mortgage Loan Trust
   Series 2006-AR7 Cl. 4A1
   6.278%, 4/30/36                                            110        110,875
JPMorgan Chase Commercial Mortgage
   Series 2005-LDP5 Cl. A2
   5.198%, 12/15/44                                            60         59,523
   Series 2006-CB14 Cl. A4
   5.481%, 12/12/44                                            50         49,545
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series  2004-C1 Cl. A2
   4.302%, 1/15/38                                             60         57,058
   Series 2005-LDP1 Cl. A2
   4.625%, 3/15/46                                            170        165,862
   Series 2005-LDP3 Cl. A2
   4.851%, 8/15/42                                            100         97,833
   Series 2005-LDP4 Cl. A2
   4.79%, 10/15/42                                             45         43,884
LB-UBS Commercial Mortgage Trust
   Series 2004-C7 Cl. A2
   3.992%, 10/15/29 (d)                                       135        129,466
   Series 2004-C8 Cl. A2
   4.201%, 12/15/29                                           125        120,595
  Series 2005-C1 Cl.A4
   4.742%, 2/15/30                                            120        113,388
  Series 2005-C7 Cl. A4
   5.197%, 11/15/30 (d)                                        50         48,681
   Series 2006-C1 Cl. A4
   5.156%, 2/15/31                                             75         72,708
Merrill Lynch Mortgage Investors, Inc
   Series 2006-A1 Cl. 2A1
   6.233%, 3/25/36                                            175        176,162
Merrill Lynch Mortgage Trust
   Series 2005-CKI1 Cl. A6
   5.245%, 11/12/37 (d)                                        40         39,292
Merrill Lynch/Countrywide Commercial Mortgage Trust
   Series 2006-1 Cl. A2
   5.439%, 2/12/39                                             65         65,001
Morgan Stanley Capital I
   Series 2004-T13 Cl. A2
   3.94%, 9/13/45                                             100         95,071
Opteum Mortgage Acceptance Corp.
   Series 2005-5 Cl. 2A1B
   5.64%, 11/25/35 (d)                                        100        100,012
Residential Accredit Loans, Inc
   Series 2006-QS2 Cl.1A9
   5.50%, 3/25/36                                             207        206,055
Residential Funding Mortgage
   Series 2005-AS3 Cl.3A
   5.249%, 8/25/35                                            107        104,718

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Trust
   Series 2006-3 Cl.2A1
   6.017%, 4/25/06                                         $  105     $  105,714
Washington Mutual
   Series 2005-AR2 Cl. 2A22
   5.038%, 1/25/45 (b)                                         30         29,866
                                                                      ----------
Total Commercial Mortgage Backed Securities
   (cost $3,899,734)                                                   3,889,482
                                                                      ----------
SOVEREIGN DEBT OBLIGATIONS--3.7%
AUSTRALIA--0.7%
Government of Australia
   Series 217
   6.00%, 2/15/17                                             775        580,468
                                                                      ----------
BRAZIL--0.3%
Federal Republic of Brazil
   8.25%, 1/20/34                                             245        269,990
                                                                      ----------
MEXICO--0.7%
Mexican Bonos
   Series M20
   10.00%, 12/05/24                                         5,795        594,513
                                                                      ----------
PANAMA--0.1%
Republic of Panama
   6.70%, 1/26/36                                              55         54,863
                                                                      ----------
PERU--0.1%
Republic of Peru
   7.35%, 7/21/25                                             100         98,200
                                                                      ----------
POLAND--0.3%
Goverment of Poland
   6.250%, 10/24/15                                           825        278,779
                                                                      ----------
RUSSIA--0.1%
Russian Federation (e)
   5.00%, 3/31/30                                             110        120,340
                                                                      ----------
SWEDEN--1.3%
Government of Sweden
   5.00%, 1/28/09                                           3,960        533,356
   5.25%, 3/15/11                                           3,820        529,851
                                                                      ----------
                                                                       1,063,207
                                                                      ----------
UKRAINE--0.1%
Governement of Ukraine
   7.65%, 6/11/13                                             100        104,940
                                                                      ----------
Total Sovereign Debt Obligations
   (cost $3,231,448)                                                   3,165,300
                                                                      ----------
ASSET-BACKED SECURITIES--1.1%
Aegis Asset Backed Securties Trust
   Series 2004-3 Cl. A2A
   5.018%, 9/25/34 (b)                                         22         21,714
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Cl. 1A1
   4.968%, 4/25/22 (b)                                         31         30,821
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Cl. A3A
   4.10%, 6/15/08                                              60         59,511

                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust
   Series 2005-1 Cl. A3
   4.32%, 8/15/09                                            155   $    153,437
Credit-Based Asset Servicing and Securities
   Series 2003-CB1 Cl. AF2
   3.45%, 1/25/33 (e)                                         35         33,364
   Series 2005-CB17 Cl. AF2
   5.147%, 11/25/35 (e)                                       35         34,713
Home Equity Mortgage Trust
   Series 2005-4 Cl. A3
   4.742%, 1/25/36 (e)                                        95         93,534
   Series 2006-1 Cl. A2
   5.30%, 3/25/36 (e)                                         30         29,879
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2 Cl. 2A1
   4.898%, 12/31/49 (b)                                       63         63,267
MBNA Credit Card Master Note Trust
   Series 2003-A6 Cl. A6
   2.75%, 10/15/10                                            85         80,896
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-8 Cl. A1C1
   5.25%, 8/25/36 (d)                                        163        160,566
Morgan Stanley ABS Capital I
   Series 2004-HE4 Cl. A3
   5.018%, 5/25/34 (b)                                         1            240
Residential Asset Mortgage Products, Inc.
   Series 2005-RS1 Cl. AII1
   4.928%, 1/25/35                                            18         17,974
Residential Asset Securities Corp.
   Series 2003-KS3 Cl. A2
   5.118%, 5/25/33 (b)                                         7          7,310
   Series 2004-KS7 Cl. AI1
   4.961%, 10/25/21 (b)                                        4          3,638
Residential Funding Mortgage
   Series 2005-HI2 Cl. A3
   4.46%, 5/25/35                                             30         29,314
Specialty Underwriting & Residential Finance
   Series 2006-BC1 Cl. A2A
   4.65%, 12/25/36 (b)                                        63         63,355
Structured Asset Investment Loan Trust
   Series 2004-5 Cl. A2
   4.998%, 5/25/34 (b)                                         3          3,038
   Series 2006-1 Cl. A1
   4.898%, 1/25/36 (b)                                        58         57,889
                                                                   ------------
Total Asset-Backed Securities
   (cost $944,401)                                                      944,460
                                                                   ------------
SHORT-TERM INVESTMENTS--17.1%
FEDERAL AGENCIES--12.6%
Federal Home Loan Bank
   Zero Coupon, 4/12/06                                    3,600      3,595,817
Federal National Mortgage Association
   Zero Coupon, 4/18/06                                    3,600      3,593,063
Freddie Mac Discount Note
Series RB
   Zero Coupon, 5/11/06                                    3,580      3,562,164
                                                                   ------------
                                                                     10,751,044
                                                                   ------------
TIME DEPOSIT--4.5%
The Bank of New York
   3.75%, 4/03/06                                          3,794      3,794,000
                                                                   ------------

Total Short-term Investment
   (cost $14,525,100)                                                14,545,044
                                                                   ------------
Total Investments--114.0%
   (cost $89,801,327)                                                97,018,245
Other assets less liabilities--(14.0%)                              (11,915,238)
                                                                   ------------
Net Assets--100%                                                   $ 85,103,007
                                                                   ============

(a)  Non-income producing security.

(b) Floating rate security. Stated interest rate was in effect at March 31, 2006.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $405,733 or 0.5 % of net assets.

(d)  Variable rate coupon, rate shown as of March 31, 2006.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2006.

     Glossary of Terms:

     ADR  - American Depositary Receipt

     GDR  - Global Depositary Receipt

     TBA - To Be Assigned - Security/Securities is/are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

SECTOR BREAKDOWN

March 31, 2006 (unaudited)

SECTOR                                     U.S. $ VALUE   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Finance                                     $15,614,843            18.3%
U.S. Government & Government Sponsored
   Agency Obligations                        15,480,145            18.2
Construction & Housing                        8,549,830            10.0
Technology/Electronics                        7,657,949             9.0
Energy                                        4,681,233             5.5
Medical                                       4,515,432             5.3
Commercial Mortgage Backed Securities         3,889,482             4.6
Capital Equipment                             3,640,854             4.3
Consumer Cyclical                             3,591,654             4.2
Sovereign Debt Obligation                     3,165,300             3.7
Consumer Staples                              3,040,735             3.6
Telecommunications                            2,427,748             2.9
Industrials                                   1,716,999             2.0
Utilities                                     1,622,155             1.9
Industrial Commodities                        1,526,278             1.8
Asset Backed Securities                         944,460             1.1
Transportation                                  408,104             0.5
                                            -----------           -----
Total Investments*                           82,473,201            96.9
Cash and receivables, net of liabilities      2,629,806             3.1
                                            -----------           -----
Net Assets                                  $85,103,007           100.0%

*    Excludes short-term investments.

All data are as of March 31, 2006. The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.4%
UNITED STATES INVESTMENTS--62.8%
FINANCE--17.0%
BANKING--7.9%
Bank of America Corp.                                       8,850     $  403,028
Citigroup, Inc.                                             9,825        464,034
Comerica, Inc.                                              1,100         63,767
Fannie Mae                                                  2,200        113,080
Fifth Third Bancorp                                         2,100         82,656
Freddie Mac                                                 1,950        118,950
Huntington Bancshares, Inc.                                 2,700         65,151
JPMorgan Chase & Co.                                       10,000        416,399
KeyCorp                                                       500         18,400
Mellon Financial Corp.                                      1,900         67,640
National City Corp.                                         2,350         82,015
Northern Trust Corp.                                        2,200        115,500
PNC Financial Services Group, Inc.                            400         26,924
Regions Financial Corp.                                     2,300         80,891
SunTrust Banks, Inc.                                        1,125         81,855
UBS AG                                                      1,575        173,203
US Bancorp                                                  2,000         61,000
Wachovia Corp.                                              3,700        207,385
Wells Fargo & Co.                                           1,600        102,192
                                                                      ----------
                                                                       2,744,070
                                                                      ----------
FINANCIAL SERVICES--4.0%
Federated Investors, Inc.                                   1,050         41,003
Franklin Resources, Inc.                                    2,400        226,176
Legg Mason, Inc.                                            2,000        250,660
Lehman Brothers Holdings, Inc.                                375         54,199
MBIA, Inc.                                                    700         42,091
Merrill Lynch & Co., Inc.                                   4,700        370,172
Morgan Stanley                                                700         43,974
Nasdaq Stock Market, Inc.(a)                                1,100         44,044
Prudential Financial, Inc.                                    150         11,372
The Goldman Sachs Group, Inc.                               1,775        278,604
Waddell & Reed Financial, Inc.                                900         20,790
                                                                      ----------
                                                                       1,383,085
                                                                      ----------
INSURANCE--5.1%
ACE Ltd.                                                    1,150         59,812
American International Group, Inc.                          7,400        489,065
Genworth Financial, Inc.                                    1,925         64,353
MetLife, Inc.                                               1,825         88,275
Old Republic International Corp.                            1,600         34,912
The Allstate Corp.                                            625         32,569
The Chubb Corp.                                               700         66,808
The Hartford Financial Services Group, Inc.                 1,175         94,646
The St. Paul Travelers Cos., Inc.                           2,225         92,983
Torchmark Corp.                                             1,000         57,100
UnitedHealth Group, Inc.                                    5,100        284,886
UnumProvident Corp.                                         2,700         55,296
WellPoint, Inc. (a)                                         4,450        344,564
                                                                      ----------
                                                                       1,765,269
                                                                      ----------
                                                                       5,892,424
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
TECHNOLOGY / ELECTRONICS--11.2%
DATA PROCESSING--5.9%
Agere System, Inc. (a)                                      2,000     $   30,080
Apple Computer, Inc. (a)                                    5,875        368,480
Arrow Electronics, Inc. (a)                                 1,350         43,565
Electronic Data Systems Corp.                               2,600         69,758
EMC Corp. (a)                                               1,300         17,719
Google, Inc. Cl. A (a)                                      1,190        464,099
Hewlett-Packard Co.                                         6,600        217,140
International Business Machines Corp.                         950         78,347
Microsoft Corp.                                             8,825        240,128
Network Appliance, Inc. (a)                                 4,500        162,135
Sanmina-SCI Corp. (a)                                       7,800         31,980
Solectron Corp. (a)                                        11,500         46,000
Tech Data Corp. (a)                                         1,300         47,983
Yahoo!, Inc. (a)                                            6,675        215,336
                                                                      ----------
                                                                       2,032,750
                                                                      ----------
ELECTRICAL & ELECTRONICS--4.1%
ADC Telecommunications, Inc. (a)                            1,300         33,267
Broadcom Corp. Cl. A (a)                                    8,650        373,334
Corning, Inc. (a)                                          11,400        306,774
Juniper Networks, Inc. (a)                                 11,200        214,144
QUALCOMM, Inc.                                              8,600        435,246
Tellabs, Inc. (a)                                           3,300         52,470
                                                                      ----------
                                                                       1,415,235
                                                                      ----------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.2%
Advanced Micro Devices, Inc. (a)                            7,500        248,700
Intel Corp.                                                 2,600         50,310
KLA-Tencor Corp.                                            1,800         87,048
NVIDIA Corp. (a)                                              600         34,356
                                                                      ----------
                                                                         420,414
                                                                      ----------
                                                                       3,868,399
                                                                      ----------
CONSUMER CYCLICAL--6.1%
BROADCASTING & PUBLISHING--1.4%
CBS Corp. Cl. B                                             3,075         73,739
Comcast Corp. Cl. A (a)                                     1,000         26,160
Comcast Corp. Special Cl. A (a)                             2,750         71,830
Liberty Media Corp. Cl. A (a)                               2,200         18,062
The E.W. Scripps Co. Cl. A                                    770         34,427
The Walt Disney Co.                                         2,000         55,780
Time Warner, Inc.                                           9,300        156,147
Viacom, Inc. Cl. B (a)                                      1,475         57,230
                                                                      ----------
                                                                         493,375
                                                                      ----------
BUSINESS & PUBLIC SERVICES--0.1%
The Interpublic Group of Cos., Inc. (a)                     4,200         40,152
                                                                      ----------
APPLIANCES - HOUSEHOLD/DURABLES--0.1%
Newell Rubbermaid, Inc.                                     1,400         35,266
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
LEISURE & TOURISM--1.2%
Host Marriott Corp.                                         2,675     $   57,245
Las Vegas Sands Corp. (a)                                   1,200         67,992
McDonald's Corp.                                            6,150        211,314
Starbucks Corp. (a)                                         1,700         63,988
Starwood Hotels & Resorts Worldwide, Inc.                     150         10,160
                                                                      ----------
                                                                         410,699
                                                                      ----------
MERCHANDISING--2.9%
eBay, Inc. (a)                                              9,500        371,069
Limited Brands, Inc.                                        2,500         61,150
Lowe's Cos., Inc.                                           3,700        238,428
Office Depot, Inc. (a)                                      2,200         81,928
Target Corp.                                                5,050        262,650
                                                                      ----------
                                                                       1,015,225
                                                                      ----------
RECREATION & OTHER CONSUMER--0.2%
Mattel, Inc.                                                3,100         56,203
                                                                      ----------
TEXTILES & APPAREL--0.2%
Jones Apparel Group, Inc.                                   1,500         53,055
                                                                      ----------
                                                                       2,103,975
                                                                      ----------
ENERGY--6.1%
ENERGY EQUIPMENT & SERVICES--2.7%
Baker Hughes, Inc.                                            975         66,690
ENSCO International, Inc.                                   1,200         61,740
GlobalSantaFe Corp.                                         2,350        142,763
Halliburton Co.                                             6,700        489,234
Rowan Cos., Inc.                                            1,300         57,148
Schlumberger Ltd.                                             800        101,256
                                                                      ----------
                                                                         918,831
                                                                      ----------
ENERGY SOURCES--3.4%
ChevronTexaco Corp.                                         3,775        218,837
ConocoPhillips                                              2,300        145,245
Exxon Mobil Corp.                                          10,425        634,465
Marathon Oil Corp.                                          1,200         91,404
Occidental Petroleum Corp.                                  1,000         92,650
                                                                      ----------
                                                                       1,182,601
                                                                      ----------
                                                                       2,101,432
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MEDICAL--5.4%
HEALTH & PERSONAL CARE--5.4%
Amgen, Inc. (a)                                             1,500     $  109,125
Bristol-Myers Squibb Co.                                    2,200         54,142
Caremark Rx, Inc.                                           3,525        173,360
Eli Lilly & Co.                                             1,150         63,595
Genentech, Inc. (a)                                         4,600        388,745
Gilead Sciences, Inc. (a)                                   3,550        220,881
HCA, Inc.                                                     900         41,211
Medco Health Solutions, Inc. (a)                              900         51,498
Merck & Co., Inc.                                           4,475        157,654
Pfizer, Inc.                                               14,500        361,340
St. Jude Medical, Inc. (a)                                  3,400        139,400
Tenet Healthcare Corp. (a)                                  2,300         16,974
Ventas, Inc.                                                  625         20,738
WYETH                                                       1,200         58,224
                                                                      ----------
                                                                       1,856,887
                                                                      ----------
CONSTRUCTION & HOUSING--4.5%
BUILDING MATERIALS--0.3%
Martin Marietta Materials, Inc.                               325         34,785
Vulcan Materials Co.                                          700         60,655
                                                                      ----------
                                                                          95,440
                                                                      ----------
REAL ESTATE--4.2%
Alexandria Real Estate Equities, Inc.                         545         51,955
AMB Property Corp.                                            375         20,351
Archstone-Smith Trust                                       1,000         48,770
AvalonBay Communities, Inc.                                   600         65,460
Boston Properties, Inc.                                       675         62,944
Brookfield Properties Co.                                   1,150         39,273
Camden Property Trust                                         600         43,230
Corporate Office Properties Trust                           1,200         54,888
Developers Diversified Realty Corp.                           755         41,336
Digital Realty Trust, Inc.                                    400         11,268
EastGroup Properties, Inc.                                    225         10,674
Equity Inns, Inc.                                           1,350         21,870
Equity Office Properties Trust                                650         21,827
Equity Residential                                          1,350         63,167
Essex Property Trust, Inc.                                    175         19,028
Federal Realty Investment Trust                               450         33,840
FelCor Lodging Trust, Inc.                                  1,200         25,320
First Potomac Realty Trust                                    800         22,600
General Growth Properties, Inc.                             1,400         68,418
Kimco Realty Corp.                                          1,300         52,832
LaSalle Hotel Properties                                      400         16,400
Maguire Properties, Inc.                                      950         34,675
Mid-America Apartment Communities, Inc.                       525         28,744
Pan Pacific Retail Properties, Inc.                           275         19,498
ProLogis                                                    1,825         97,637
Public Storage, Inc.                                          975         79,198
Reckson Associates Realty Corp.                               525         24,056
Regency Centers Corp.                                         675         45,353

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                  1,425     $  119,899
SL Green Realty Corp.                                         300         30,450
Sovran Self Storage, Inc.                                     200         11,040
Strategic Hotel Capital, Inc.                                 600         13,968
Sunstone Hotel Investors, Inc.                              1,250         36,213
Tanger Factory Outlet Centers, Inc.                           650         22,367
The Macerich Co.                                              325         24,034
United Dominion Realty Trust, Inc.                            550         15,697
Vornado Realty Trust                                          850         81,599
                                                                      ----------
                                                                       1,479,879
                                                                      ----------
                                                                       1,575,319
                                                                      ----------
CONSUMER STAPLES--4.3%
BEVERAGES & TOBACCO--1.2%
Altria Group, Inc.                                          2,800        198,408
Kraft Foods, Inc.                                             800         24,248
PepsiCo, Inc.                                                 900         52,011
The Coca-Cola Co.                                           2,550        106,769
UST, Inc.                                                   1,000         41,600
                                                                      ----------
                                                                         423,036
                                                                      ----------
FOOD & HOUSEHOLD PRODUCTS--3.1%
Colgate-Palmolive Co.                                         700         39,970
ConAgra Foods, Inc.                                         3,100         66,526
Del Monte Foods Co.                                         1,500         17,790
General Mills, Inc.                                         1,200         60,816
Kellogg Co.                                                   500         22,020
Safeway, Inc.                                               2,300         57,776
The Clorox Co.                                              1,000         59,850
The Kroger Co.                                              3,000         61,080
The Procter & Gamble Co.                                    8,500        489,770
Walgreen Co.                                                2,700        116,451
Whole Foods Market, Inc.                                    1,400         93,016
                                                                      ----------
                                                                       1,085,065
                                                                      ----------
                                                                       1,508,101
                                                                      ----------
CAPITAL EQUIPMENT--3.5%
AEROSPACE & DEFENSE--1.7%
Goodrich Corp.                                              1,000         43,610
Lockheed Martin Corp.                                         700         52,591
Northrop Grumman Corp.                                      1,525        104,142
Rockwell Collins, Inc.                                        800         45,080
The Boeing Co.                                              4,375        340,943
                                                                      ----------
                                                                         586,366
                                                                      ----------
AUTOMOBILES--0.5%
Autoliv, Inc.                                               1,000         56,580
BorgWarner, Inc.                                              800         48,032
Cooper Tire & Rubber Co.                                      700         10,038
Johnson Controls, Inc.                                        450         34,169
Lear Corp.                                                    800         14,184
                                                                      ----------
                                                                         163,003
                                                                      ----------
INDUSTRIAL COMPONENTS--0.1%
Eaton Corp.                                                   800         58,376
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MULTI-INDUSTRY--1.2%
Crane Co.                                                     700    $    28,707
General Electric Co.                                        7,550        262,589
Hubbell, Inc. Cl. B                                           325         16,660
SPX Corp.                                                     800         42,736
Textron, Inc.                                                 600         56,034
                                                                      ----------
                                                                         406,726
                                                                      ----------
                                                                       1,214,471
                                                                      ----------
TELECOMMUNICATIONS--2.4%
American Tower Corp. Cl. A (a)                                700         21,224
AT&T, Inc.                                                  8,000        216,320
BellSouth Corp.                                             4,900        169,785
Crown Castle International Corp. (a)                        2,000         56,700
Sprint Nextel Corp.                                         5,800        149,872
Verizon Communications, Inc.                                6,075        206,915
                                                                      ----------
                                                                         820,816
                                                                      ----------
UTILITIES--0.9%
ELECTRIC & GAS UTILITY--0.9%
American Electric Power Co., Inc.                           1,100         37,422
Dominion Resources, Inc.                                    1,300         89,739
Entergy Corp.                                               1,050         72,387
Exelon Corp.                                                  175          9,258
Northeast Utilities                                         1,600         31,248
Pinnacle West Capital Corp.                                 1,200         46,920
Wisconsin Energy Corp.                                      1,200         47,988
                                                                      ----------
                                                                         334,962
                                                                      ----------
INDUSTRIAL COMMODITIES--0.8%
CHEMICAL--0.4%
E.I. Du Pont de Nemours & Co.                               1,100         46,431
PPG Industries, Inc.                                        1,125         71,269
The Lubrizol Corp.                                            800         34,280
Monsanto Co.                                                  100          8,475
                                                                      ----------
                                                                         160,455
                                                                      ----------
FOREST & PAPER--0.3%
Kimberly-Clark Corp.                                        1,275         73,695
Smurfit-Stone Container Corp. (a)                           1,800         24,426
                                                                      ----------
                                                                          98,121
                                                                      ----------
MISCELLANEOUS MATERIALS--0.1%
Owens-Illinois, Inc. (a)                                    1,900         33,003
                                                                      ----------
                                                                         291,579
                                                                      ----------
TRANSPORTATION--0.6%
TRANSPORTATION - ROAD & RAIL--0.6%
CSX Corp.                                                   1,200         71,760
Norfolk Southern Corp.                                      1,800         97,326
Union Pacific Corp.                                           300         28,005
                                                                      ----------
                                                                         197,091
                                                                      ----------
Total United States Investments
   (cost $18,706,250)                                                 21,765,456
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
FOREIGN INVESTMENTS--35.6%
AUSTRALIA--1.1%
Centro Properties Group                                     2,981       $ 13,794
DB Rreef Trust                                             14,407         15,149
General Property Trust                                     11,400         33,671
Macquarie CountryWide Trust                                 7,591         10,836
Macquarie Goodman Group                                     8,107         28,888
QBE Insurance Group Ltd.                                    4,589         71,768
Rinker Group Ltd.                                           3,001         42,300
Stockland                                                   4,852         23,326
Westfield Group                                            11,869        145,153
                                                                        --------
                                                                         384,885
                                                                        --------
BERMUDA--1.0%
Marvell Technology Group Ltd. (a)                           2,850        154,185
Nabors Industries Ltd. (a)                                  2,800        200,423
                                                                        --------
                                                                         354,608
                                                                        --------
BRAZIL--0.4%
Petroleo Brasileiro, SA (ADR)                               1,700        139,155
                                                                        --------
CANADA--0.8%
Allied Properties Real Estate Investment Trust              1,600         25,757
Boardwalk Real Estate Investment Trust                      1,375         26,809
Borealis Retail Real Estate Investment Trust                2,050         32,106
Canadian Apartment Properties Real Estate                     900         12,739
Canadian Natural Resources Ltd.                             1,200         66,687
Canadian Real Estate Investment Trust                       1,300         26,504
Cominar Real Estate Investment Trust                          700         12,102
Dundee Real Estate Investment Trust                           600         14,283
H&R Real Estate Investment Trust                            1,350         25,431
RioCan Real Estate Investment Trust                         1,350         26,657
Summit Real Estate Investment Trust                           950         21,435
                                                                        --------
                                                                         290,510
                                                                        --------
FINLAND--0.0%
Citycon Oyj                                                 2,800         13,946
Citycon Oyj- Rights, expiring 4/21/2006 (a)                 2,800            923
                                                                        --------
                                                                          14,869
                                                                        --------
FRANCE--4.9%
Arcelor                                                     2,300         90,490
Assurance Generales de France                               1,000        120,487
Bail Investissement Fonciere                                  650         40,699
BNP Paribas, SA                                             1,505        139,284
BNP PARIBAS-NEW (a)                                           137         12,294
Business Objects, SA (a)                                    1,774         64,626
CapGemini, SA                                               2,807        152,548
Credit Agricole, SA                                         2,260         87,590
European Aeronautic Defence And Space Co.                   3,317        139,352
Klepierre                                                     650         80,931
Renault, SA                                                 1,600        169,556
Sanofi Aventis                                              1,435        136,079
Societe Generale                                              600         89,907
Societe Television Francaise                                1,549         46,868
Total, SA                                                     400        105,454
Unibail                                                       825        148,706
VINCI SA                                                      707         69,568

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Vinci, SA Right, expiring 4/12/06 (a)                         707     $    1,517
                                                                      ----------
                                                                       1,695,956
                                                                      ----------
GERMANY--1.9%
Commerzbank AG                                              1,249         49,617
Continental AG                                              1,300        143,276
E.On AG                                                     1,000        109,902
MAN AG                                                      1,000         69,506
Muenchener Rueckversicherungs - Gesellschaft AG               700         99,089
RWE AG                                                        600         52,152
SAP AG                                                        566        122,912
                                                                      ----------
                                                                         646,454
                                                                      ----------
GREECE--0.3%
EFG Eurobank Ergasias                                       1,133         43,595
National Bank Of Greece, SA                                   951         44,719
                                                                      ----------
                                                                          88,314
                                                                      ----------
HONG KONG--0.8%
Hang Lung Properties Ltd.                                  25,000         47,435
Kerry Properties Ltd.                                      18,800         68,748
New World Development Co., Ltd.                            29,200         51,181
Sino Land Co., Ltd.                                        39,600         56,760
Sun Hung Kai Properties Ltd.                                5,700         57,812
                                                                      ----------
                                                                         281,936
                                                                      ----------
HUNGARY--0.2%
Mol Magyar Olaj-es Gazipari Rt                                600         61,603
                                                                      ----------
INDIA--0.0%
Infosys Technologies Ltd.                                     223         15,010
                                                                      ----------
IRELAND--0.5%
Anglo Irish Bank Corp., Plc                                 3,921         64,565
CRH Plc                                                     3,019        105,456
                                                                      ----------
                                                                         170,021
                                                                      ----------
ISRAEL--1.1%
Teva Pharmaceutical Industries Ltd. (ADR)                   8,850        364,442
                                                                      ----------
ITALY--0.9%
Beni Stabili SpA                                           12,300         13,853
Buzzi Unicem SpA                                            2,000         47,655
Eni S.p.A                                                   5,928        168,801
Luxottica Group SpA                                         3,044         83,781
                                                                      ----------
                                                                         314,090
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
JAPAN--7.9%
Canon, Inc.                                                 2,600     $  171,585
Denso Corp.                                                 2,400         94,868
Hoya Corp.                                                  3,000        120,803
Japan Real Estate Investment Corp.                              1          8,667
Japan Retail Fund Investment Corp.                              9         70,351
Japan Tobacco, Inc.                                            30        105,573
JFE Holdings, Inc.                                          3,500        141,545
Mitsubishi Corp.                                            3,800         86,643
Mitsubishi UFJ Financial Group, Inc.                           10        152,077
Mitsui & Co., Ltd.                                         10,000        144,429
Mitsui Chemicals, Inc.                                      6,000         44,115
Mitsui Fudosan Co., Ltd.                                    5,900        135,631
Mitsui O.S.K. Lines Ltd.                                    5,000         33,811
NEC Corp.                                                   8,000         56,269
Nippon Building Fund, Inc.                                     14        129,442
Nitto Denko Corp.                                           1,500        127,216
Nomura Holdings, Inc.                                       7,700        170,577
Orix Corp.                                                    500        155,295
Sony Corp.                                                    700         32,248
Sumitomo Electric Industries Ltd.                           3,100         49,106
Sumitomo Heavy Industries Ltd.                              5,000         47,952
Sumitomo Mitsui Financial Group, Inc.                          23        253,879
Sumitono Realty & Development Co., Ltd.                     3,000         83,049
Takeda Pharmaceutical Co., Ltd.                               900         51,196
Toyota Motor Corp.                                          4,200        228,686
Yamada Denki Co., Ltd.                                        500         57,836
                                                                      ----------
                                                                       2,752,849
                                                                      ----------
MEXICO--0.4%
America Movil, S.A. de CV Series L (ADR)                    3,700        126,762
                                                                      ----------
                                                                         126,762
                                                                      ----------
NETHERLANDS--1.1%
Eurocommercial Properties NV                                  310         12,039
ING Groep NV                                                8,636        340,116
Rodamco Europe NV                                             205         20,572
Wereldhave NV                                                 125         14,038
                                                                      ----------
                                                                         386,765
                                                                      ----------
NORWAY--0.3%
Norsk Hydro ASA                                               748        103,476
                                                                      ----------
PEOPLES REPUBLIC OF CHINA--0.2%
China Petroleum & Chemical Corp.                           76,000         44,357
China Shenhua Energy Co., Ltd.                             18,000         31,617
                                                                      ----------
                                                                          75,974
                                                                      ----------
RUSSIA--0.1%
LUKOIL (ADR)                                                  500         41,600
                                                                      ----------
SINGAPORE--0.7%
Ascendas Real Estate Investment Trust Cl. A                33,595         45,180
CapitaMall Trust                                           19,800         28,994
Flextronics International Ltd. (a)                          6,200         64,170
Singapore Telecommunications Ltd.                          63,000        103,177
                                                                      ----------
                                                                         241,521
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SOUTH AFRICA--0.2%
Naspers Ltd.                                                1,183     $   24,070
Standard Bank Group Ltd.                                    4,000         54,846
                                                                      ----------
                                                                          78,916
                                                                      ----------
SOUTH KOREA--0.6%
Kookmin Bank                                                  800         68,570
POSCO                                                         320         82,152
Samsung Electronics Co., Ltd.                                  80         51,653
Shinhan Financial Group Co., Ltd.                              60          2,676
                                                                      ----------
                                                                         205,051
                                                                      ----------
SPAIN--0.6%
Banco Bilbao Vizcaya                                        4,546         94,717
Inmobiliaria Colonial                                         250         17,587
Repsol YPF, SA                                              3,000         85,201
                                                                      ----------
                                                                         197,505
                                                                      ----------
SWEDEN--0.6%
Atlas Copco AB CI. A                                        3,192         89,669
Svenska Cellulosa AB CI. B                                  1,100         48,278
Telefonaktiebolaget LM Ericsson                            16,412         61,999
                                                                      ----------
                                                                         199,946
                                                                      ----------
SWITZERLAND--3.0%
Alcon, Inc.                                                 2,575        268,469
Credit Suisse Group                                         3,704        207,215
Nestle, SA CI. B                                              351        103,935
Nobel Biocare Holding AG                                      231         51,471
Novartis AG                                                 2,242        124,400
Roche Holding AG                                              761        113,095
UBS AG                                                      1,511        166,057
                                                                      ----------
                                                                       1,034,642
                                                                      ----------
TAIWAN--0.6%
Foxconn Technology Co., Ltd.                                4,000         25,396
High Tech Computer Corp.                                    2,000         54,481
Hon Hai Precision Industry                                  1,174          7,242
Quanta Computer, Inc.  (GDR)                                5,200         42,700
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)          7,600         76,456
                                                                      ----------
                                                                         206,275
                                                                      ----------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
UNITED KINGDOM--5.4%
AstraZeneca Plc                                               300    $    15,072
Aviva Plc                                                   7,500        103,943
BAE Systems Plc                                            19,395        141,399
Barclays Plc                                                9,100        106,273
BG Group Plc                                                3,956         49,409
Billiton Plc                                                4,423         81,103
BP Plc                                                      4,500         51,757
British American Tobacco Plc                                7,915        191,483
British Land Co. Plc                                        3,281         70,625
Brixton Plc                                                 1,950         16,627
Capital & Regional Plc                                      2,116         42,247
Derwent Valley Holdings Plc                                 1,200         33,676
Friends Provident Plc                                      13,180         47,610
GlaxoSmithKline Plc                                         1,300         33,986
Hammerson Plc                                               1,350         29,007
HBOS Plc                                                    5,730         95,548
J. Sainsbury Plc                                           14,200         81,817
Land Securities Group Plc                                   1,537         51,427
Liberty International Plc                                   1,700         34,698
Marks & Spencer Group Plc                                   8,407         81,152
Persimmon Plc                                               2,000         46,017
Prudential Plc                                              3,262         37,729
Rio Tinto Plc                                               1,246         63,908
Royal Bank of Scotland Group Plc                            3,900        126,809
Slough Estates Plc                                            700          8,085
Standard Chartered Plc                                      1,848         45,900
Vodafone Group Plc                                         40,500         84,493
Xstrata Plc                                                 2,940         95,189
                                                                     -----------
                                                                       1,866,989
                                                                     -----------
Total Foreign Investments
   (cost $10,554,131)                                                 12,340,124
                                                                     -----------
Total Common Stocks
   (cost $29,260,381)                                                 34,105,580
                                                                     -----------
SHORT-TERM INVESTMENT--0.9%
TIME DEPOSIT--0.9%
The Bank of New York
   3.25% 4/03/06
   (cost $314,000)                                        $   314        314,000
                                                                     -----------
TOTAL INVESTMENTS--99.3%
   (cost $29,574,381)                                                 34,419,580
Other assets less liabilities--0.7%                                      238,937
                                                                     -----------
NET ASSETS--100%                                                     $34,658,517
                                                                     ===========

(a)  Non-income producing security.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

SECTOR BREAKDOWN
March 31, 2006 (unaudited)

                                                          PERCENT OF
SECTOR                                     U.S. $ VALUE   NET ASSETS
--------------------------------------------------------------------
Finance                                       9,203,156      26.5%
Technology/Electronics                        5,096,713      14.7
Construction & Housing                        3,788,500      10.9
Energy                                        3,250,972       9.4
Medical                                       3,015,097       8.7
Capital Equipment                             2,387,841       6.9
Consumer Cyclical                             2,346,149       6.8
Consumer Staples                              2,074,690       6.0
Telecommunications                            1,135,248       3.3
Industrial Commodities                        1,079,296       3.1
Utilities                                       497,016       1.4
Transportation                                  230,902       0.7
                                            -----------     -----
Total Investments*                           34,105,580      98.4
Cash and receivables, net of liabilities        552,937       1.6
                                            -----------     -----
Net Assets                                  $34,658,517     100.0%

*    Excludes short-term investment.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
GLOBAL RESEARCH GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--95.3%
FINANCE--22.6%
BANKING - MONEY CENTER--7.3%
Banco Bilbao Vizcaya Argentaria, SA                         3,068     $   63,923
Credit Suisse Group                                         2,943        164,642
JPMorgan Chase & Co.                                        4,000        166,560
Standard Chartered Plc                                      3,302         82,014
UBS AG                                                      1,532        168,364
                                                                      ----------
                                                                         645,503
                                                                      ----------
BANKING - REGIONAL--1.0%
Allied Irish Banks Plc                                      1,793         42,660
China Construction Bank (a) (b)                            91,000         42,382
                                                                      ----------
                                                                          85,042
                                                                      ---------
BROKERAGE & MONEY MANAGEMENT--3.4%
Franklin Resources, Inc.                                      600         56,544
Man Group Plc                                               1,046         44,702
Nomura Holdings, Inc.                                       8,800        194,946
                                                                      ----------
                                                                         296,192
                                                                      ----------
INSURANCE--5.0%
American International Group, Inc.                          2,500        165,225
Axis Capital Holdings Ltd.                                  1,100         32,890
Prudential Plc                                              8,204         94,889
QBE Insurance Group Ltd.                                    3,991         62,416
Swiss Reinsurance                                           1,220         85,021
                                                                      ----------
                                                                         440,441
                                                                      ----------
MORTGAGE BANKING--1.3%
Fannie Mae                                                  2,300        118,220
                                                                      ----------
MISCELLANEOUS--4.6%
Citigroup, Inc.                                             5,900        278,657
State Street Corp.                                          2,100        126,903
                                                                      ----------
                                                                         405,560
                                                                      ----------
                                                                       1,990,958
                                                                      ----------
ENERGY--14.8%
DOMESTIC PRODUCERS--1.9%
Noble Energy, Inc.                                          3,776        165,842
                                                                      ----------
INTERNATIONAL--4.2%
China Petroleum & Chemical Corp.                           68,000         39,688
Lukoil Holdings (ADR)                                         854         71,053
Norsk Hydro ASA                                               697         96,421
Petroleo Brasileiro, SA (ADR)                               2,000        159,700
                                                                      ----------
                                                                         366,862
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
OIL SERVICE--8.7%
FMC Technologies, Inc. (a)                                    700     $   35,854
GlobalSantaFe Corp.                                         1,200         72,900
Halliburton Co.                                             3,800        277,476
Nabors Industries Ltd. (a)                                  2,000        143,160
Schlumberger Ltd.                                           1,900        240,483
                                                                      ----------
                                                                         769,873
                                                                      ----------
                                                                       1,302,577
                                                                      ----------
HEALTH CARE--13.0%
BIOTECHNOLOGY--1.9%
Amgen, Inc. (a)                                               400         29,100
Genentech, Inc. (a)                                           900         76,059
Gilead Sciences, Inc. (a)                                     800         49,776
MedImmune, Inc. (a)                                           300         10,974
                                                                      ----------
                                                                         165,909
                                                                      ----------
DRUGS--6.0%
Allergan, Inc.                                                400         43,400
AstraZeneca Plc (ADR)                                         200         10,046
Cephalon, Inc. (a)                                            200         12,050
Eli Lilly & Co.                                               500         27,650
Forest Laboratories, Inc. (a)                                 500         22,315
Merck & Co., Inc.                                           2,000         70,460
Novartis AG                                                   975         54,099
Ranbaxy Laboratories Ltd. (GDR)                             1,043         10,119
Roche Holding AG-Genusschin                                   548         81,440
Sanofi-Aventis, SA                                            522         49,500
Shionogi & Co., Ltd.                                        2,000         32,801
Takeda Pharmaceutical Co., Ltd.                               400         22,754
Teva Pharmaceutical Industries Ltd. (ADR)                   1,600         65,888
Wyeth                                                         600         29,112
                                                                      ----------
                                                                         531,634
                                                                      ----------
MEDICAL PRODUCTS--1.9%
Alcon, Inc.                                                   600         62,556
Bausch & Lomb, Inc.                                           200         12,740
Nobel Biocare Holding AG                                      185         41,222
St. Jude Medical, Inc. (a)                                    800         32,800
Zimmer Holdings, Inc. (a)                                     300         20,280
                                                                      ----------
                                                                         169,598
                                                                      ----------
MEDICAL SERVICES--3.2%
Caremark Rx, Inc.                                             500         24,590
Medco Health Solutions, Inc. (a)                              300         17,166
UnitedHealth Group, Inc.                                    1,900        106,134
WellPoint, Inc. (a)                                         1,700        131,631
                                                                      ----------
                                                                         279,521
                                                                      ----------
                                                                       1,146,662
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
TECHNOLOGY--11.6%
COMMUNICATION EQUIPMENT--2.2%
Cisco Systems, Inc. (a)                                     2,000       $ 43,340
Corning, Inc.(a)                                              700         18,837
Juniper Networks, Inc. (a)                                    800         15,296
Motorola, Inc.                                              1,700         38,947
QUALCOMM, Inc.                                              1,200         60,732
Telefonaktiebolaget LM Ericsson                             4,823         18,220
                                                                        --------
                                                                         195,372
                                                                        --------
COMMUNICATION SERVICES--0.1%
Comstar United Telesystems (GDR) (a) (b)                    1,660         12,118
                                                                        --------
COMPUTER HARDWARE/STORAGE--2.0%
Apple Computer, Inc. (a)                                      800         50,176
EMC Corp. (a)                                               2,300         31,349
International Business Machines Corp. (IBM)                   600         49,482
NEC Corp.                                                   4,000         28,134
Sun Microsystems, Inc. (a)                                  3,000         15,390
                                                                        --------
                                                                         174,531
                                                                        --------
COMPUTER PERIPHERALS--0.2%
QLogic Corp. (a)                                              800         15,480
                                                                        --------
COMPUTER SERVICES--0.6%
Cap Gemini, SA                                                374         20,325
Fiserv, Inc. (a)                                              400         17,020
Infosys Technologies Ltd. (ADR)                               200         15,572
                                                                        --------
                                                                          52,917
                                                                        --------
CONTRACT MANUFACTURING--0.2%
Hon Hai Precision Industry Co., Ltd. (GDR)                  1,127         13,960
                                                                        --------
ELECTRONIC COMPONENTS--0.1%
LG. Philips LCD Co., Ltd. (ADR) (a)                           500         11,350
                                                                        --------
INTERNET INFRASTRUCTURE--0.2%
Fastweb                                                       300         15,285
                                                                        --------
INTERNET MEDIA--0.9%
Google, Inc. Cl. A (a)                                        140         54,600
Yahoo!, Inc. (a)                                              700         22,582
                                                                        --------
                                                                          77,182
                                                                        --------
SEMICONDUCTOR CAPITAL EQUIPMENT--0.4%
Applied Materials, Inc.                                       500          8,755
ASML Holding NV (a)                                           566         11,520
KLA-Tencor Corp.                                              300         14,508
                                                                        --------
                                                                          34,783
                                                                        --------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS--1.5%
Advanced Micro Devices, Inc. (a)                              600     $   19,896
Broadcom Corp. Cl. A (a)                                    1,150         49,634
Marvell Technology Group Ltd. (a)                             400         21,640
Samsung Electronics Co., Ltd.                                  32         20,661
Silicon Laboratories Inc. (a)                                 100          5,495
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)          1,554         15,633
                                                                      ----------
                                                                         132,959
                                                                      ----------
SOFTWARE--2.0%
Adobe Systems, Inc.                                           400         13,968
BEA Systems, Inc. (a)                                         900         11,817
Business Objects, SA (a)                                      375         13,661
Microsoft Corp.                                             3,200         87,072
SAP AG (ADR)                                                1,000         54,320
                                                                      ----------
                                                                         180,838
                                                                      ----------
MISCELLANEOUS--1.2%
Canon, Inc.                                                   600         39,597
Hoya Corp.                                                    900         36,241
Keyence Corp.                                                 110         28,559
                                                                      ----------
                                                                         104,397
                                                                      ----------
                                                                       1,021,172
                                                                      ----------
CONSUMER SERVICES--7.3%
ADVERTISING--0.5%
WPP Group Plc                                               4,036         48,304
                                                                      ----------
AIRLINES--0.2%
Continental Airlines, Inc. Cl.B  (a)                          600         16,140
                                                                      ----------
BROADCASTING & CABLE--0.8%
Time Warner, Inc.                                           4,300         72,197
                                                                      ----------
CELLULAR COMMUNICATIONS--0.5%
America Movil, SA de CV Series L (ADR)                      1,200         41,112
Orascom Telecom Holdings SAE (GDR)                            133          7,276
                                                                      ----------
                                                                          48,388
                                                                      ----------
ENTERTAINMENT/LEISURE--0.6%
Greek Organisation of Football Prognostics, SA              1,334         51,001
                                                                      ----------
RESTAURANT & LODGING--1.6%
Accor, SA                                                     895         51,502
Hilton Hotels Corp.                                         1,500         38,190
McDonald's Corp.                                            1,500         51,540
                                                                      ----------
                                                                         141,232
                                                                      ----------
RETAIL - GENERAL MERCHANDISE--3.1%
eBay, Inc. (a)                                                300         11,718
Lowe's Cos., Inc.                                           1,200         77,328
Target Corp.                                                  900         46,809
The Gap, Inc.                                               1,200         22,416
The Home Depot, Inc.                                        1,700         71,910

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                         800       $ 33,920
                                                                        --------
                                                                         264,101
                                                                        --------
                                                                         641,363
                                                                        --------
CONSUMER STAPLES--5.8%
BEVERAGES--0.8%
Companhia de Bebidas das Americas (ADR)                       300         12,888
SABMiller Plc                                               2,740         53,982
                                                                        --------
                                                                          66,870
                                                                        --------
FOOD--2.1%
Kellogg Co.                                                 1,000         44,040
Nestle, SA                                                    311         92,091
WM. Wrigley Jr. Co.                                           700         44,800
                                                                        --------
                                                                         180,931
                                                                        --------
HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co.                                         800         45,680
The Procter & Gamble Co.                                    2,300        132,526
                                                                        --------
                                                                         178,206
                                                                        --------
RETAIL - FOOD & DRUG--0.4%
Walgreen Co.                                                  900         38,817
                                                                        --------
TOBACCO--0.3%
British American Tobacco Plc                                1,193         28,862
                                                                        --------
MISCELLANEOUS--0.2%
Punch Taverns Plc                                           1,402         20,480
                                                                        --------
                                                                         514,166
                                                                        --------
BASIC INDUSTRY--5.7%
CHEMICALS--2.0%
Air Products and Chemicals, Inc.                            1,800        120,942
Hitachi Chemical Co., Ltd.                                  2,000         57,441
                                                                        --------
                                                                         178,383
                                                                        --------
MINING & METALS--3.7%
Aluminum Corp. of China Ltd.                               66,000         69,358
China Shenhua Energy Co., Ltd. Cl. H                       54,500         95,730
POSCO                                                         374         96,015
Rio Tinto Plc                                               1,189         60,984
                                                                        --------
                                                                         322,087
                                                                        --------
                                                                         500,470
                                                                        --------
CONSUMER MANUFACTURING--5.0%
APPLIANCES--0.1%
Sony Corp.                                                    200          9,214
                                                                        --------
AUTO & RELATED--2.3%
Bridgestone Corp.                                           1,000         20,844
Denso Corp.                                                 1,400         55,340

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Toyota Motor Corp.                                          2,300       $125,233
                                                                        --------
                                                                         201,417
                                                                        --------
BUILDING RELATED--2.5%
American Standard Cos., Inc.                                1,100         47,146
CRH Plc                                                     1,453         50,754
Pulte Homes, Inc.                                             700         26,894
Rinker Group Ltd.                                           3,494         49,249
Vinci, SA                                                     541         53,234
                                                                        --------
                                                                         227,277
                                                                        --------
TEXTILE PRODUCTS--0.1%
Building Materials Holding Corp.                              200          7,128
                                                                        --------
                                                                         445,036
                                                                        --------
CAPITAL GOODS--4.1%
ELECTRICAL EQUIPMENT--1.3%
Atlas Copco AB                                              1,769         49,694
Emerson Electric Co.                                          800         66,904
                                                                        --------
                                                                         116,598
                                                                        --------
ENGINEERING & CONSTRUCTION--0.0%
Vinci, SA (a)
Rights, expiring 4/12/06                                      541          1,160
                                                                        --------
MISCELLANEOUS--2.8%
General Electric Co.                                        4,300        149,554
Nitto Denko Corp.                                             100          8,481
United Technologies Corp.                                   1,500         86,955
                                                                        --------
                                                                         244,990
                                                                        --------
                                                                         362,748
                                                                        --------
AEROSPACE & DEFENSE--2.5%
AEROSPACE--2.5%
Bae Systems Plc                                             7,821         57,019
European Aeronautic Defence And Space Company               1,109         46,591
General Dynamics Corp.                                        800         51,184
The Boeing Co.                                                800         62,344
                                                                        --------
                                                                         217,138
                                                                        --------
MULTI-INDUSTRY COMPANIES--1.5%
Danaher Corp.                                                 800         50,840
Mitsubishi Corp.                                            1,100         25,081
Mitsui & Co., Ltd.                                          4,000         57,771
                                                                        --------
                                                                         133,692
                                                                        --------
UTILITIES--0.8%
ELECTRIC & GAS UTILITY--0.6%
Gaz DE France                                               1,520         54,810
                                                                        --------
TELEPHONE UTILITY--0.1%
Telekom Austria AG                                            457         10,758
                                                                        --------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS--0.1%
Suez SA                                                      129      $    5,070
                                                                      ----------
                                                                          70,638
                                                                      ----------
TRANSPORTATION--0.6%
AIR FREIGHT--0.6%
United Parcel Service, Inc. Cl. B                            700          55,566
                                                                      ----------
Total Common Stocks
   (cost $7,030,492)                                                   8,402,186
                                                                      ----------
SHORT-TERM INVESTMENT--3.9%
TIME DEPOSIT--3.9%
The Bank of New York
   3.75%, 4/03/06
   (cost $344,000)                                          $344      $  344,000
                                                                      ----------
Total Investments--99.2%
   (cost $7,374,492)                                                   8,746,186
Other assets less liabilities--0.8%                                       68,445
                                                                      ----------
Net Assets--100%                                                      $8,814,631
                                                                      ==========

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $ 54,500 or 0.6% of net assets.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN
March 31, 2006 (unaudited)

COUNTRY                                    U.S. $ VALUE   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
United States                                $4,225,382            47.9%
Switzerland                                     749,435             8.5
Japan                                           742,436             8.4
United Kingdom                                  501,282             5.7
France                                          295,854             3.3
Netherlands                                     252,003             2.9
Bermuda                                         197,690             2.2
China                                           177,799             2.0
Brazil                                          172,588             2.0
South Korea                                     128,026             1.4
Australia                                       111,665             1.3
Norway                                           96,421             1.1
Ireland                                          93,415             1.1
Other                                           658,190             7.5
                                             ----------           -----
Total Investments*                            8,402,186            95.3
Cash and receivables, net of liabilities        412,445             4.7
                                             ----------           -----
Net Assets                                   $8,814,631           100.0%
                                             ----------           -----

*    Excludes short-term investment.

All Data are as of March 31, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weighting in the following countries: Austria, Cayman Islands, Egypt, Germany, Greece, Hong Kong, India, Israel, Italy, Mexico, Russia, Spain, Sweden and Taiwan.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Variable Products Series Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: May 25, 2006